UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04000
CALVERT VARIABLE PRODUCTS, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
John H. Streur
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended September 30, 2016

Item 1. Schedule of Investments.

CALVERT VP S&P 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 93.0%

Aerospace & Defense - 1.9%
Boeing Co. (The)	13,870	1,827,234
General Dynamics Corp.	6,860	1,064,398
L-3 Communications Holdings, Inc.	1,846	278,248
Lockheed Martin Corp.	6,035	1,446,710
Northrop Grumman Corp.	4,269	913,352
Raytheon Co.	7,055	960,397
Rockwell Collins, Inc.	3,106	261,960
Textron, Inc.	6,442	256,069
TransDigm Group, Inc. *	1,197	346,077
United Technologies Corp.	18,608	1,890,573
		9,245,018

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	3,411	240,339
Expeditors International of Washington, Inc.	4,328	222,979
FedEx Corp.	5,840	1,020,131
United Parcel Service, Inc., Class B	16,527	1,807,393
		3,290,842

Airlines - 0.5%
Alaska Air Group, Inc.	2,942	193,760
American Airlines Group, Inc.	12,669	463,812
Delta Air Lines, Inc.	17,904	704,701
Southwest Airlines Co.	14,828	576,661
United Continental Holdings, Inc. *	7,014	368,025
		2,306,959

Auto Components - 0.4%
BorgWarner, Inc.	4,815	169,392
Delphi Automotive plc	6,522	465,149
Goodyear Tire & Rubber Co. (The)	6,274	202,650

See notes to Schedule of Investments

Johnson Controls International plc	22,567	1,050,042
		1,887,233

Automobiles - 0.5%
Ford Motor Co.	93,297	1,126,095
General Motors Co.	33,981	1,079,576
Harley-Davidson, Inc.	4,274	224,770
		2,430,441

Banks - 5.0%
Bank of America Corp.	243,975	3,818,209
BB&T Corp.	19,472	734,484
Citigroup, Inc.	69,462	3,280,690
Citizens Financial Group, Inc.	12,419	306,873
Comerica, Inc.	4,157	196,709
Fifth Third Bancorp	18,322	374,868
Huntington Bancshares, Inc.	25,952	255,887
JPMorgan Chase & Co.	86,354	5,750,313
KeyCorp	25,872	314,862
M&T Bank Corp.	3,748	435,143
People's United Financial, Inc.	7,434	117,606
PNC Financial Services Group, Inc. (The)	11,748	1,058,377
Regions Financial Corp.	30,009	296,189
SunTrust Banks, Inc.	11,987	525,031
US Bancorp	38,464	1,649,721
Wells Fargo & Co.	108,566	4,807,302
Zions Bancorporation	4,903	152,091
		24,074,355

Beverages - 2.1%
Brown-Forman Corp., Class B	4,360	206,838
Coca-Cola Co. (The)	92,868	3,930,174
Constellation Brands, Inc., Class A	4,235	705,085
Dr Pepper Snapple Group, Inc.	4,432	404,686
Molson Coors Brewing Co., Class B	4,403	483,450
Monster Beverage Corp. *	3,231	474,343
PepsiCo, Inc.	34,408	3,742,558
		9,947,134

Biotechnology - 2.8%
AbbVie, Inc.	38,934	2,455,567

See notes to Schedule of Investments

Alexion Pharmaceuticals, Inc. *	5,361	656,937
Amgen, Inc.	17,892	2,984,565
Biogen, Inc. *	5,238	1,639,651
Celgene Corp. *	18,531	1,937,045
Gilead Sciences, Inc.	31,551	2,496,315
Regeneron Pharmaceuticals, Inc. *	1,804	725,244
Vertex Pharmaceuticals, Inc. *	5,923	516,545
		13,411,869

Building Products - 0.1%
Allegion plc	2,292	157,942
Fortune Brands Home & Security, Inc.	3,679	213,750
Masco Corp.	7,894	270,843
		642,535

Capital Markets - 2.4%
Affiliated Managers Group, Inc. *	1,287	186,229
Ameriprise Financial, Inc.	3,860	385,112
Bank of New York Mellon Corp. (The)	25,525	1,017,937
BlackRock, Inc.	2,916	1,056,933
Charles Schwab Corp. (The)	28,783	908,679
CME Group, Inc.	8,101	846,717
E*Trade Financial Corp. *	6,543	190,532
Franklin Resources, Inc.	8,402	298,859
Goldman Sachs Group, Inc. (The)	9,015	1,453,849
Intercontinental Exchange, Inc.	2,848	767,137
Invesco Ltd.	9,800	306,446
Legg Mason, Inc.	1,897	63,512
Moody's Corp.	4,000	433,120
Morgan Stanley	35,194	1,128,320
Nasdaq, Inc.	2,729	184,317
Northern Trust Corp.	5,092	346,205
S&P Global, Inc.	6,311	798,720
State Street Corp.	8,764	610,237
T. Rowe Price Group, Inc.	5,942	395,143
		11,378,004

Chemicals - 1.9%
Air Products & Chemicals, Inc.	5,177	778,310
Albemarle Corp.	2,687	229,712
CF Industries Holdings, Inc.	5,573	135,703

See notes to Schedule of Investments

Dow Chemical Co. (The)	26,940	1,396,300
E. I. du Pont de Nemours & Co.	20,903	1,399,874
Eastman Chemical Co.	3,531	238,978
Ecolab, Inc.	6,274	763,671
FMC Corp.	3,199	154,640
International Flavors & Fragrances, Inc.	1,902	271,929
LyondellBasell Industries NV, Class A	8,150	657,379
Monsanto Co.	10,461	1,069,114
Mosaic Co. (The)	8,372	204,779
PPG Industries, Inc.	6,367	658,093
Praxair, Inc.	6,819	823,940
Sherwin-Williams Co. (The)	1,918	530,634
		9,313,056

Commercial Services & Supplies - 0.3%
Cintas Corp.	2,042	229,929
Pitney Bowes, Inc.	3,738	67,882
Republic Services, Inc.	5,573	281,158
Stericycle, Inc. *	2,033	162,925
Waste Management, Inc.	9,728	620,257
		1,362,151

Communications Equipment - 1.0%
Cisco Systems, Inc.	120,250	3,814,330
F5 Networks, Inc. *	1,582	197,181
Harris Corp.	2,969	271,990
Juniper Networks, Inc.	9,155	220,269
Motorola Solutions, Inc.	3,986	304,052
		4,807,822

Construction & Engineering - 0.1%
Fluor Corp.	3,329	170,844
Jacobs Engineering Group, Inc. *	2,903	150,143
Quanta Services, Inc. *	3,066	85,818
		406,805

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,516	271,531
Vulcan Materials Co.	3,181	361,775
		633,306

See notes to Schedule of Investments

Consumer Finance - 0.7%
American Express Co.	18,552	1,188,070
Capital One Financial Corp.	12,100	869,143
Discover Financial Services	9,649	545,651
Navient Corp.	7,579	109,668
Synchrony Financial	18,940	530,320
		3,242,852

Containers & Packaging - 0.3%
Avery Dennison Corp.	2,124	165,226
Ball Corp.	4,165	341,322
International Paper Co.	9,830	471,643
Owens-Illinois, Inc. *	3,875	71,261
Sealed Air Corp.	4,702	215,446
WestRock Co.	6,012	291,462
		1,556,360

Distributors - 0.1%
Genuine Parts Co.	3,560	357,602
LKQ Corp. *	7,342	260,347
		617,949

Diversified Consumer Services - 0.0%
H&R Block, Inc.	5,238	121,260

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B *	45,392	6,557,782
Leucadia National Corp.	7,754	147,636
		6,705,418

Diversified Telecommunication Services - 2.5%
AT&T, Inc.	147,082	5,973,000
CenturyLink, Inc.	13,052	358,016
Frontier Communications Corp. (a)	28,045	116,667
Level 3 Communications, Inc. *	6,962	322,898
Verizon Communications, Inc.	97,456	5,065,763
		11,836,344

Electric Utilities - 1.9%
Alliant Energy Corp.	5,435	208,215
American Electric Power Co., Inc.	11,755	754,789

See notes to Schedule of Investments

Duke Energy Corp.	16,470	1,318,259
Edison International	7,789	562,755
Entergy Corp.	4,279	328,328
Eversource Energy	7,583	410,847
Exelon Corp.	22,063	734,477
FirstEnergy Corp.	10,165	336,258
NextEra Energy, Inc.	11,166	1,365,825
PG&E Corp.	11,918	729,024
Pinnacle West Capital Corp.	2,657	201,906
PPL Corp.	16,211	560,414
Southern Co. (The)	23,398	1,200,317
Xcel Energy, Inc.	12,144	499,604
		9,211,018

Electrical Equipment - 0.5%
Acuity Brands, Inc.	1,049	277,565
AMETEK, Inc.	5,556	265,466
Eaton Corp. plc	10,870	714,268
Emerson Electric Co.	15,385	838,636
Rockwell Automation, Inc.	3,093	378,398
		2,474,333

Electronic Equipment & Instruments - 0.3%
Amphenol Corp., Class A	7,380	479,110
Corning, Inc.	24,789	586,260
FLIR Systems, Inc.	3,282	103,120
TE Connectivity Ltd.	8,500	547,230
		1,715,720

Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	10,230	516,308
FMC Technologies, Inc. *	5,395	160,070
Halliburton Co.	20,587	923,945
Helmerich & Payne, Inc. (a)	2,583	173,836
National Oilwell Varco, Inc.	9,029	331,725
Schlumberger Ltd.	33,248	2,614,623
Transocean Ltd. (a)	8,211	87,529
		4,808,036

Equity Real Estate Investment Trusts (REITs) - 2.8%
American Tower Corp.	10,173	1,152,906

See notes to Schedule of Investments

Apartment Investment & Management Co., Class A	3,744	171,887
AvalonBay Communities, Inc.	3,282	583,671
Boston Properties, Inc.	3,674	500,729
Crown Castle International Corp.	8,070	760,275
Digital Realty Trust, Inc.	3,511	340,988
Equinix, Inc.	1,699	612,065
Equity Residential	8,739	562,180
Essex Property Trust, Inc.	1,565	348,526
Extra Space Storage, Inc.	3,007	238,786
Federal Realty Investment Trust	1,695	260,911
General Growth Properties, Inc.	13,960	385,296
HCP, Inc.	11,178	424,205
Host Hotels & Resorts, Inc.	17,751	276,383
Iron Mountain, Inc.	5,853	219,663
Kimco Realty Corp.	10,042	290,716
Macerich Co. (The)	2,884	233,229
Prologis, Inc.	12,598	674,497
Public Storage	3,565	795,494
Realty Income Corp.	6,181	413,694
Simon Property Group, Inc.	7,512	1,555,059
SL Green Realty Corp.	2,398	259,224
UDR, Inc.	6,384	229,760
Ventas, Inc.	8,400	593,292
Vornado Realty Trust	4,108	415,771
Welltower, Inc.	8,556	639,732
Weyerhaeuser Co.	17,900	571,726
		13,510,665

Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	10,473	1,597,237
CVS Health Corp.	25,491	2,268,444
Kroger Co. (The)	22,689	673,410
Safeway Casa Ley CVR *(b)	4,297	473
Safeway PDC LLC CVR *(b)	4,297	301
Sysco Corp.	12,210	598,412
Wal-Mart Stores, Inc.	36,237	2,613,413
Walgreens Boots Alliance, Inc.	20,441	1,647,953
Whole Foods Market, Inc.	7,621	216,055
		9,615,698

See notes to Schedule of Investments

Food Products - 1.6%
Archer-Daniels-Midland Co.	13,908	586,500
Campbell Soup Co.	4,648	254,246
ConAgra Foods, Inc.	9,964	469,404
General Mills, Inc.	14,274	911,823
Hershey Co. (The)	3,355	320,738
Hormel Foods Corp.	6,460	245,028
J. M. Smucker Co. (The)	2,783	377,208
Kellogg Co.	6,029	467,067
Kraft Heinz Co. (The)	14,244	1,274,980
McCormick & Co., Inc.	2,750	274,780
Mead Johnson Nutrition Co.	4,414	348,750
Mondelez International, Inc., Class A	37,190	1,632,641
Tyson Foods, Inc., Class A	7,111	530,978
		7,694,143

Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	35,144	1,486,240
Baxter International, Inc.	11,702	557,015
Becton Dickinson and Co.	5,090	914,826
Boston Scientific Corp. *	32,532	774,261
C.R. Bard, Inc.	1,756	393,836
Cooper Cos., Inc. (The)	1,165	208,838
Danaher Corp.	14,529	1,138,928
DENTSPLY SIRONA, Inc.	5,570	331,025
Edwards Lifesciences Corp. *	5,089	613,530
Hologic, Inc. *	6,632	257,520
Intuitive Surgical, Inc. *	920	666,844
Medtronic plc	33,039	2,854,569
St. Jude Medical, Inc.	6,813	543,405
Stryker Corp.	7,427	864,577
Varian Medical Systems, Inc. *	2,232	222,151
Zimmer Holdings, Inc.	4,781	621,626
		12,449,191

Health Care Providers & Services - 2.4%
Aetna, Inc.	8,386	968,164
AmerisourceBergen Corp.	4,322	349,131
Anthem, Inc.	6,291	788,325
Cardinal Health, Inc.	7,616	591,763
Centene Corp. *	4,081	273,264

See notes to Schedule of Investments

Cigna Corp.	6,134	799,383
DaVita, Inc. *	3,957	261,439
Express Scripts Holding Co. *	15,067	1,062,676
HCA Holdings, Inc. *	7,062	534,099
Henry Schein, Inc. *	1,955	318,626
Humana, Inc.	3,563	630,259
Laboratory Corporation of America Holdings *	2,445	336,139
McKesson Corp.	5,397	899,950
Patterson Cos., Inc.	1,992	91,512
Quest Diagnostics, Inc.	3,323	281,225
UnitedHealth Group, Inc.	22,769	3,187,660
Universal Health Services, Inc., Class B	2,154	265,416
		11,639,031

Health Care Technology - 0.1%
Cerner Corp. *	7,185	443,674

Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.	10,349	505,238
Chipotle Mexican Grill, Inc. *	696	294,756
Darden Restaurants, Inc.	3,018	185,064
Marriott International, Inc., Class A	7,646	514,819
McDonald's Corp.	20,402	2,353,575
Royal Caribbean Cruises Ltd.	4,014	300,849
Starbucks Corp.	35,063	1,898,311
Wyndham Worldwide Corp.	2,626	176,809
Wynn Resorts Ltd.	1,898	184,903
Yum! Brands, Inc.	8,855	804,122
		7,218,446

Household Durables - 0.5%
D.R. Horton, Inc.	8,099	244,590
Garmin Ltd.	2,754	132,495
Harman International Industries, Inc.	1,668	140,863
Leggett & Platt, Inc.	3,195	145,628
Lennar Corp., Class A	4,491	190,149
Mohawk Industries, Inc. *	1,506	301,712
Newell Brands, Inc.	11,528	607,064
PulteGroup, Inc.	7,393	148,156

See notes to Schedule of Investments

Whirlpool Corp.	1,803	292,374
		2,203,031

Household Products - 1.9%
Church & Dwight Co., Inc.	6,158	295,091
Clorox Co. (The)	3,095	387,432
Colgate-Palmolive Co.	21,313	1,580,146
Kimberly-Clark Corp.	8,598	1,084,552
Procter & Gamble Co. (The)	63,804	5,726,409
		9,073,630

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	15,757	202,477
NRG Energy, Inc.	6,546	73,381
		275,858

Industrial Conglomerates - 2.4%
3M Co.	14,449	2,546,347
General Electric Co.	214,244	6,345,907
Honeywell International, Inc.	18,190	2,120,772
Roper Technologies, Inc.	2,422	441,943
		11,454,969

Insurance - 2.5%
Aflac, Inc.	9,792	703,751
Allstate Corp. (The)	8,880	614,318
American International Group, Inc.	24,317	1,442,971
Aon plc	6,349	714,199
Arthur J. Gallagher & Co.	4,232	215,282
Assurant, Inc.	1,439	132,748
Chubb Ltd.	11,119	1,397,102
Cincinnati Financial Corp.	3,580	270,004
Hartford Financial Services Group, Inc. (The)	9,227	395,100
Lincoln National Corp.	5,565	261,444
Loews Corp.	6,608	271,919
Marsh & McLennan Cos., Inc.	12,389	833,160
MetLife, Inc.	26,271	1,167,220
Principal Financial Group, Inc.	6,394	329,355
Progressive Corp. (The)	13,912	438,228
Prudential Financial, Inc.	10,448	853,079
Torchmark Corp.	2,662	170,075

See notes to Schedule of Investments

Travelers Cos., Inc. (The)	6,893	789,593
Unum Group	5,609	198,054
Willis Towers Watson plc	3,102	411,853
XL Group Ltd.	6,573	221,050
		11,830,505

Internet & Direct Marketing Retail - 2.3%
Amazon.com, Inc. *	9,407	7,876,575
Expedia, Inc.	2,880	336,154
Netflix, Inc. *	10,250	1,010,137
Priceline Group, Inc. (The) *	1,186	1,745,187
TripAdvisor, Inc. *	2,731	172,545
		11,140,598

Internet Software & Services - 4.2%
Akamai Technologies, Inc. *	4,177	221,339
Alphabet, Inc.:
Class A *	7,049	5,667,819
Class C *	7,065	5,491,554
eBay, Inc. *	25,102	825,856
Facebook, Inc., Class A *	55,537	7,123,731
VeriSign, Inc. *	2,220	173,693
Yahoo!, Inc. *	20,934	902,255
		20,406,247

IT Services - 3.5%
Accenture plc, Class A	14,884	1,818,378
Alliance Data Systems Corp. *	1,399	300,128
Automatic Data Processing, Inc.	10,907	961,997
Cognizant Technology Solutions Corp., Class A *	14,511	692,320
CSRA, Inc.	3,481	93,639
Fidelity National Information Services, Inc.	7,837	603,684
Fiserv, Inc. *	5,255	522,715
Global Payments, Inc.	3,672	281,863
International Business Machines Corp.	20,795	3,303,286
MasterCard, Inc., Class A	22,927	2,333,281
Paychex, Inc.	7,671	443,921
PayPal Holdings, Inc. *	26,835	1,099,430
Teradata Corp. *	2,854	88,474
Total System Services, Inc.	3,955	186,478
Visa, Inc., Class A	45,100	3,729,770

See notes to Schedule of Investments

Western Union Co. (The)	11,660	242,761
Xerox Corp.	20,349	206,135
		16,908,260

Leisure Products - 0.1%
Hasbro, Inc.	2,698	214,032
Mattel, Inc.	8,143	246,570
		460,602

Life Sciences - Tools & Services - 0.7%
Agilent Technologies, Inc.	7,783	366,501
Illumina, Inc. *	3,504	636,537
Mettler-Toledo International, Inc. *	633	265,752
PerkinElmer, Inc.	2,615	146,728
Thermo Fisher Scientific, Inc.	9,425	1,499,140
Waters Corp. *	1,926	305,252
		3,219,910

Machinery - 1.3%
Caterpillar, Inc.	13,967	1,239,851
Cummins, Inc.	3,710	475,437
Deere & Co. (a)	6,915	590,195
Dover Corp.	3,711	273,278
Flowserve Corp.	3,117	150,364
Fortive Corp.	7,189	365,920
Illinois Tool Works, Inc.	7,637	915,218
Ingersoll-Rand plc	6,169	419,122
PACCAR, Inc.	8,380	492,576
Parker-Hannifin Corp.	3,201	401,822
Pentair plc	3,983	255,868
Snap-on, Inc.	1,388	210,920
Stanley Black & Decker, Inc.	3,596	442,236
Xylem, Inc.	4,283	224,643
		6,457,450

Media - 2.7%
CBS Corp., Class B	9,727	532,456
Charter Communications, Inc., Class A *	5,181	1,398,715
Comcast Corp., Class A	57,436	3,810,304

See notes to Schedule of Investments

Discovery Communications, Inc.:
Class A *	3,607	97,100
Class C *	5,360	141,022
Interpublic Group of Cos., Inc. (The)	9,580	214,113
News Corp.:
Class A	9,097	127,176
Class B	2,023	28,767
Omnicom Group, Inc.	5,656	480,760
Scripps Networks Interactive, Inc., Class A	2,275	144,440
TEGNA, Inc.	5,124	112,011
Time Warner, Inc.	18,596	1,480,428
Twenty-First Century Fox, Inc.:
Class A	25,438	616,108
Class B	11,645	288,097
Viacom, Inc., Class B	8,301	316,268
Walt Disney Co. (The)	35,348	3,282,415
		13,070,180

Metals & Mining - 0.3%
Alcoa, Inc.	31,447	318,872
Freeport-McMoRan, Inc.	29,215	317,275
Newmont Mining Corp.	12,685	498,394
Nucor Corp.	7,611	376,364
		1,510,905

Multi-Utilities - 1.0%
Ameren Corp.	5,800	285,244
CenterPoint Energy, Inc.	10,296	239,176
CMS Energy Corp.	6,670	280,207
Consolidated Edison, Inc.	7,277	547,958
Dominion Resources, Inc.	14,960	1,111,079
DTE Energy Co.	4,289	401,751
NiSource, Inc.	7,702	185,695
Public Service Enterprise Group, Inc.	12,095	506,418
SCANA Corp.	3,416	247,216
Sempra Energy	5,972	640,139
WEC Energy Group, Inc.	7,545	451,794
		4,896,677

Multiline Retail - 0.5%
Dollar General Corp.	6,197	433,728

See notes to Schedule of Investments

Dollar Tree, Inc. *	5,636	444,849
Kohl's Corp.	4,293	187,819
Macy's, Inc.	7,374	273,207
Nordstrom, Inc. (a)	2,778	144,123
Target Corp.	13,744	943,938
		2,427,664

Oil, Gas & Consumable Fuels - 5.8%
Anadarko Petroleum Corp.	13,043	826,404
Apache Corp.	9,071	579,365
Cabot Oil & Gas Corp.	11,120	286,896
Chesapeake Energy Corp. *	15,603	97,831
Chevron Corp.	45,102	4,641,898
Cimarex Energy Co.	2,270	305,020
Concho Resources, Inc. *	3,398	466,715
ConocoPhillips	29,610	1,287,147
Devon Energy Corp.	12,518	552,169
EOG Resources, Inc.	13,164	1,273,090
EQT Corp.	4,130	299,921
Exxon Mobil Corp.	99,137	8,652,677
Hess Corp.	6,435	345,045
Kinder Morgan, Inc.	45,898	1,061,621
Marathon Oil Corp.	20,256	320,247
Marathon Petroleum Corp.	12,641	513,098
Murphy Oil Corp. (a)	3,869	117,618
Newfield Exploration Co. *	4,748	206,348
Noble Energy, Inc.	10,272	367,121
Occidental Petroleum Corp.	18,263	1,331,738
ONEOK, Inc.	5,031	258,543
Phillips 66	10,625	855,844
Pioneer Natural Resources Co.	4,054	752,625
Range Resources Corp.	4,494	174,143
Southwestern Energy Co. *	11,797	163,270
Spectra Energy Corp.	16,762	716,576
Tesoro Corp.	2,839	225,871
Valero Energy Corp.	11,029	584,537
Williams Co.'s, Inc. (The)	16,329	501,790
		27,765,168

Personal Products - 0.1%
Coty, Inc., Class A *	1,650	38,775

See notes to Schedule of Investments

Estee Lauder Cos., Inc. (The), Class A	5,282	467,774
		506,549

Pharmaceuticals - 5.1%
Allergan plc *	9,466	2,180,114
Bristol-Myers Squibb Co.	39,946	2,153,888
Eli Lilly & Co.	23,223	1,863,878
Endo International plc *	4,740	95,511
Johnson & Johnson	65,410	7,726,883
Mallinckrodt plc *	2,575	179,684
Merck & Co., Inc.	66,111	4,125,988
Mylan NV *	10,998	419,244
Perrigo Co. plc	3,425	316,230
Pfizer, Inc.	145,017	4,911,726
Zoetis, Inc.	11,835	615,538
		24,588,684

Professional Services - 0.3%
Dun & Bradstreet Corp. (The)	868	118,586
Equifax, Inc.	2,853	383,957
Nielsen Holdings plc	8,030	430,167
Robert Half International, Inc.	3,112	117,820
Verisk Analytics, Inc. *	3,756	305,288
		1,355,818

Real Estate Management & Development - 0.0%
CBRE Group, Inc., Class A *	7,141	199,805

Road & Rail - 0.8%
CSX Corp.	22,616	689,788
JB Hunt Transport Services, Inc.	2,101	170,475
Kansas City Southern	2,581	240,859
Norfolk Southern Corp.	7,018	681,167
Ryder System, Inc.	1,055	69,577
Union Pacific Corp.	19,913	1,942,115
		3,793,981

Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	7,351	473,772
Applied Materials, Inc.	25,841	779,106
Broadcom Ltd.	9,456	1,631,349

See notes to Schedule of Investments

First Solar, Inc. *(a)	1,835	72,464
Intel Corp.	113,109	4,269,865
KLA-Tencor Corp.	3,729	259,949
Lam Research Corp.	3,831	362,834
Linear Technology Corp.	5,731	339,791
Microchip Technology, Inc.	5,147	319,835
Micron Technology, Inc. *	24,825	441,389
NVIDIA Corp.	12,790	876,371
Qorvo, Inc. *	3,057	170,397
QUALCOMM, Inc.	35,231	2,413,323
Skyworks Solutions, Inc.	4,482	341,259
Texas Instruments, Inc.	23,984	1,683,197
Xilinx, Inc.	6,060	329,300
		14,764,201

Software - 4.1%
Activision Blizzard, Inc.	16,308	722,444
Adobe Systems, Inc. *	11,913	1,293,037
Autodesk, Inc. *	4,668	337,636
CA, Inc.	7,512	248,497
Citrix Systems, Inc. *	3,723	317,274
Electronic Arts, Inc. *	7,190	614,026
Intuit, Inc.	5,858	644,439
Microsoft Corp.	186,333	10,732,781
Oracle Corp.	71,953	2,826,314
Red Hat, Inc. *	4,329	349,913
Salesforce.com, Inc. *	15,394	1,098,054
Symantec Corp.	14,717	369,397
		19,553,812

Specialty Retail - 2.3%
Advance Auto Parts, Inc.	1,760	262,451
AutoNation, Inc. *	1,361	66,294
AutoZone, Inc. *	698	536,301
Bed Bath & Beyond, Inc.	3,690	159,076
Best Buy Co., Inc.	6,599	251,950
CarMax, Inc. *(a)	4,577	244,183
Foot Locker, Inc.	3,234	219,006
Gap, Inc. (The) (a)	5,239	116,515
Home Depot, Inc. (The)	29,539	3,801,079
L Brands, Inc.	5,743	406,432

See notes to Schedule of Investments

Lowe's Cos., Inc.	20,912	1,510,056
O'Reilly Automotive, Inc. *	2,269	635,570
Ross Stores, Inc.	9,481	609,628
Signet Jewelers Ltd.	1,807	134,676
Staples, Inc.	15,550	132,953
Tiffany & Co.	2,567	186,441
TJX Cos., Inc. (The)	15,699	1,173,971
Tractor Supply Co.	3,195	215,183
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,401	333,410
Urban Outfitters, Inc. *	2,033	70,179
		11,065,354

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	128,827	14,563,892
Hewlett Packard Enterprise Co.	39,728	903,812
HP, Inc.	40,903	635,224
NetApp, Inc.	6,662	238,633
Seagate Technology plc	7,139	275,208
Western Digital Corp.	6,796	397,362
		17,014,131

Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	6,668	243,782
Hanesbrands, Inc.	9,032	228,058
Michael Kors Holdings Ltd. *	4,040	189,032
NIKE, Inc., Class B	32,236	1,697,225
PVH Corp.	1,918	211,939
Ralph Lauren Corp.	1,347	136,235
Under Armour, Inc.:
Class A *(a)	4,384	169,573
Class C *	4,407	149,221
VF Corp.	7,932	444,589
		3,469,654

Tobacco - 1.5%
Altria Group, Inc.	46,712	2,953,600
Philip Morris International, Inc.	37,088	3,605,695
Reynolds American, Inc.	19,792	933,193
		7,492,488

See notes to Schedule of Investments

Trading Companies & Distributors - 0.1%
Fastenal Co.	6,908	288,616
United Rentals, Inc. *	2,059	161,611
W.W. Grainger, Inc.	1,329	298,813
		749,040

Water Utilities - 0.1%
American Water Works Co., Inc.	4,253	318,295

Total Common Stocks (Cost $310,384,825)		447,971,134

EXCHANGE-TRADED PRODUCTS - 2.9%
SPDR S&P 500 ETF Trust	64,200	13,886,460

Total Exchange-Traded Products (Cost $13,465,029)		13,886,460

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.3%
United States Treasury Bills, 0.42%, 10/13/16 ^	1,500,000	1,499,933

Total U.S. Treasury Obligations (Cost $1,499,790)		1,499,933

TIME DEPOSIT - 3.7%
State Street Bank Time Deposit, 0.293%, 10/3/16	17,835,608	17,835,608

Total Time Deposit (Cost $17,835,608)		17,835,608

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.26%	1,882,056	1,882,056

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $1,882,056)		1,882,056

See notes to Schedule of Investments

TOTAL INVESTMENTS (Cost $345,067,308) - 100.3%	483,075,191
Other assets and liabilities, net - (0.3%)	(1,532,963)
NET ASSETS - 100.0%	$481,542,228

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-Mini S&P 500 Index^	94	12/16	$10,153,880	($83,660)
S&P 500 Index^	18	12/16	9,721,800	(79,740)
Total Long				($163,400)

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
^ Futures collateralized by $1,500,000 par value of U.S. Treasury Bills.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $1,839,927 as of September 30, 2016.
(b) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $774, which represents 0.0% of the net assets of the Portfolio as of September 30, 2016.

Abbreviations:
CVR:	Contingent Value Rights
ETF:	Exchange-Traded Fund
LLC:	Limited Liability Corporation
Ltd.:	Limited
plc:	Public Limited Company
SPDR:	Standard & Poor's Depository Receipt

See notes to Schedule of Investments

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 0.6%

Asset-Backed - Automobile - 0.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.50%, 2/20/21 (a)	150,000	151,527
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94%, 3/15/18	1,907	1,907
World Omni Auto Receivables Trust, Series 2013-A, Class A4, 0.87%, 7/15/19	300,000	299,888
		453,322

Asset-Backed - Credit Card - 0.3%
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2, 1.02%, 2/22/19	75,000	75,024
Synchrony Credit Card Master Note Trust, Series 2012-6, Class A, 1.36%, 8/17/20	200,000	200,396
World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.14%, 1/17/23	250,000	260,165
		535,585

Asset-Backed - Other - 0.0%
MVW Owner Trust ,Series 2013-1A, Class A, 2.15%, 4/22/30 (a)	37,296	37,231

Total Asset-Backed Securities (Cost $1,021,477)		1,026,138

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A4, 5.791%, 4/10/49 (b)	318,993	320,667
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.131%, 11/10/46	422,000	472,341
Series 2014-GC21, Class A5, 3.855%, 5/10/47	645,000	708,680
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742%, 11/10/46 (a)	11,685	11,730
Morgan Stanley Capital I Trust, Series 2011-C2, Class A2, 3.476%, 6/15/44 (a)	51,469	51,432
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	625,000	651,908

Total Commercial Mortgage-Backed Securities (Cost $2,080,054)		2,216,758

CORPORATE BONDS - 27.1%

Basic Materials - 1.6%

See notes to Schedule of Investments

Alcoa, Inc., 5.72%, 2/23/19	149,000	159,616
Barrick North America Finance LLC, 5.75%, 5/1/43	100,000	117,264
Dow Chemical Co. (The), 4.375%, 11/15/42	100,000	101,800
Ecolab, Inc., 4.35%, 12/8/21	150,000	168,406
Glencore Finance Canada Ltd., 3.60%, 1/15/17 (a)	125,000	125,150
LYB International Finance BV, 5.25%, 7/15/43	100,000	113,624
Mosaic Co. (The), 5.625%, 11/15/43	400,000	429,488
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	200,000	209,036
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	400,000	432,563
Rio Tinto Finance USA plc, 3.50%, 3/22/22	150,000	161,854
Vale Overseas Ltd., 4.375%, 1/11/22 (c)	500,000	494,375
Valspar Corp. (The), 4.20%, 1/15/22	300,000	321,077
		2,834,253

Communications - 3.5%
21st Century Fox America, Inc., 5.40%, 10/1/43	100,000	119,083
Amazon.com, Inc., 2.50%, 11/29/22	200,000	206,033
AT&T, Inc.:
5.20%, 3/15/20	200,000	221,756
3.90%, 3/11/24	200,000	214,101
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 7/23/25 (a)	500,000	551,527
Comcast Corp., 3.125%, 7/15/22	100,000	106,470
Crown Castle Towers LLC, 4.883%, 8/15/40 (a)	300,000	327,884
Discovery Communications LLC, 5.05%, 6/1/20	200,000	218,981
NBCUniversal Media LLC:
2.875%, 1/15/23	100,000	104,142
4.45%, 1/15/43	200,000	224,902
Rogers Communications, Inc., 3.625%, 12/15/25	1,000,000	1,084,753
Time Warner, Inc.:
4.875%, 3/15/20	100,000	110,448
4.00%, 1/15/22	290,000	316,657
5.375%, 10/15/41	100,000	118,238
4.90%, 6/15/42	200,000	223,692
Verizon Communications, Inc.:
5.15%, 9/15/23	300,000	349,478
5.05%, 3/15/34	200,000	224,795
6.55%, 9/15/43	350,000	473,230
Viacom, Inc., 3.875%, 4/1/24	100,000	103,067
WPP Finance 2010, 3.75%, 9/19/24	1,000,000	1,064,658
		6,363,895

See notes to Schedule of Investments

Consumer, Cyclical - 1.1%
BorgWarner, Inc., 5.75%, 11/1/16	500,000	501,252
Cintas Corp. No. 2, 3.25%, 6/1/22	350,000	369,074
CVS Pass-Through Trust, 6.036%, 12/10/28	92,058	106,792
Ford Motor Credit Co. LLC:
4.25%, 2/3/17	100,000	100,959
5.875%, 8/2/21	200,000	228,302
Lowe's Cos., Inc., 3.875%, 9/15/23	100,000	110,801
Toyota Motor Credit Corp., 2.05%, 1/12/17	100,000	100,215
Wal-Mart Stores, Inc.:
2.55%, 4/11/23	100,000	103,830
6.50%, 8/15/37	250,000	368,641
		1,989,866

Consumer, Non-cyclical - 3.0%
AbbVie, Inc., 2.90%, 11/6/22	200,000	205,079
Amgen, Inc., 4.10%, 6/15/21	700,000	763,886
Anheuser-Busch InBev Finance, Inc.:
2.625%, 1/17/23	100,000	102,028
4.00%, 1/17/43	100,000	103,483
4.625%, 2/1/44	1,000,000	1,147,145
Cigna Corp., 4.00%, 2/15/22	400,000	434,877
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	75,000	79,233
Equifax, Inc., 3.30%, 12/15/22	450,000	472,916
Gilead Sciences, Inc., 3.70%, 4/1/24	100,000	107,653
Hershey Co. (The), 1.50%, 11/1/16	50,000	50,021
Kraft Foods Group, Inc., 3.50%, 6/6/22	100,000	106,251
Kroger Co. (The), 3.85%, 8/1/23	100,000	108,400
Laboratory Corporation of America Holdings, 4.00%, 11/1/23	100,000	107,702
Life Technologies Corp., 6.00%, 3/1/20	100,000	111,822
Molson Coors Brewing Co., 5.00%, 5/1/42	100,000	115,819
PepsiCo, Inc., 2.75%, 3/5/22	100,000	105,360
Pfizer, Inc., 4.40%, 5/15/44	1,000,000	1,155,237
Sanofi, 1.25%, 4/10/18	100,000	100,199
Zoetis, Inc., 4.70%, 2/1/43	100,000	105,239
		5,482,350

Energy - 3.9%
BP Capital Markets plc, 2.50%, 11/6/22	500,000	505,021
Chevron Corp., 3.191%, 6/24/23	100,000	106,515
CNOOC Curtis Funding No. 1 Pty. Ltd., 4.50%, 10/3/23 (a)	100,000	110,876
Colonial Pipeline Co., 6.58%, 8/28/32 (a)	100,000	120,258
Enbridge Energy Partners LP, 5.20%, 3/15/20	300,000	321,502
Energy Transfer Partners LP, 4.65%, 6/1/21	1,000,000	1,062,223

See notes to Schedule of Investments

Enterprise Products Operating LLC, 7.034%, 1/15/18 floating rate thereafter to 1/15/68 (b)(d)	400,000	422,716
Petroleos Mexicanos, 6.375%, 1/23/45	1,000,000	955,000
Shell International Finance BV:
2.25%, 1/6/23	200,000	199,438
4.125%, 5/11/35	1,350,000	1,448,009
4.55%, 8/12/43	100,000	110,301
Texas Eastern Transmission LP, 2.80%, 10/15/22 (a)	400,000	398,743
TransCanada PipeLines Ltd., 4.875%, 1/15/26	1,000,000	1,156,883
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	100,000	96,201
		7,013,686

Financial - 8.0%
American International Group, Inc., 4.875%, 6/1/22	250,000	281,286
Australia & New Zealand Banking Group Ltd., 4.875%, 1/12/21 (a)	800,000	894,616
Bank of America Corp.:
5.65%, 5/1/18	250,000	265,192
4.125%, 1/22/24	300,000	325,349
Bank of America NA, 5.30%, 3/15/17	650,000	661,363
Bank of New York Mellon Corp. (The), 1.30%, 1/25/18	850,000	851,886
Berkshire Hathaway Finance Corp.:
3.00%, 5/15/22	200,000	212,483
4.30%, 5/15/43	1,000,000	1,123,511
Boston Properties LP, 3.85%, 2/1/23	100,000	106,881
Capital One Bank, 3.375%, 2/15/23	200,000	205,457
Citigroup, Inc.:
6.125%, 5/15/18	200,000	214,089
2.50%, 9/26/18	500,000	507,934
5.50%, 9/13/25	80,000	91,235
DDR Corp., 4.75%, 4/15/18	300,000	311,454
Discover Financial Services, 3.85%, 11/21/22	200,000	207,476
ERP Operating LP, 4.625%, 12/15/21	100,000	112,268
Excalibur One 77B LLC, 1.492%, 1/1/25	31,740	31,388
General Electric Co., 4.625%, 1/7/21	100,000	112,560
General Electric Co. / LJ VP Holdings LLC, 3.80%, 6/18/19 (a)	400,000	426,398
Goldman Sachs Group, Inc. (The):
2.375%, 1/22/18	200,000	202,210
2.625%, 1/31/19	200,000	204,085
5.375%, 3/15/20	150,000	166,101
4.00%, 3/3/24	500,000	536,895
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	100,000	113,598

See notes to Schedule of Investments

JPMorgan Chase & Co.:
2.35%, 1/28/19	300,000	304,996
4.50%, 1/24/22	400,000	442,924
3.375%, 5/1/23	700,000	719,205
Kimco Realty Corp., 4.30%, 2/1/18	300,000	308,683
Liberty Property LP, 3.375%, 6/15/23	350,000	360,603
MetLife, Inc., 4.875%, 11/13/43	100,000	110,784
Morgan Stanley:
2.125%, 4/25/18	300,000	302,522
4.10%, 5/22/23	500,000	528,630
5.00%, 11/24/25	150,000	167,355
NYSE Holdings LLC, 2.00%, 10/5/17	450,000	453,127
Prudential Financial, Inc., 5.10%, 8/15/43	1,000,000	1,115,815
Regions Bank, 7.50%, 5/15/18	100,000	108,819
Toronto-Dominion Bank (The), 2.375%, 10/19/16	100,000	100,059
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	250,000	260,521
Welltower, Inc., 5.25%, 1/15/22	800,000	906,649
		14,356,407

Industrial - 3.6%
BNSF Funding Trust I, 6.613%, 1/15/26 floating rate thereafter to 12/15/55 (b)(d)	540,000	623,095
Cummins, Inc., 4.875%, 10/1/43	100,000	118,508
Deere & Co., 6.55%, 10/1/28	250,000	334,149
GATX Corp., 4.85%, 6/1/21	900,000	989,294
General Electric Co., 4.50%, 3/11/44	100,000	115,123
John Deere Capital Corp., 1.20%, 10/10/17	250,000	250,103
Kennametal, Inc., 2.65%, 11/1/19	950,000	956,130
L-3 Communications Corp.:
5.20%, 10/15/19	400,000	437,996
4.75%, 7/15/20	800,000	873,587
Northrop Grumman Corp., 3.25%, 8/1/23	150,000	160,284
Stanley Black & Decker, Inc., 2.90%, 11/1/22	650,000	681,718
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	500,000	531,788
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	356,700
United Technologies Corp., 4.50%, 6/1/42	100,000	115,822
		6,544,297

Technology - 1.6%
Apple, Inc., 3.85%, 5/4/43	1,100,000	1,124,189
CA, Inc., 5.375%, 12/1/19	200,000	220,869
International Business Machines Corp.:
2.90%, 11/1/21	100,000	105,738
3.625%, 2/12/24	100,000	108,885
NetApp, Inc., 3.25%, 12/15/22	100,000	102,378

See notes to Schedule of Investments

Oracle Corp.:
5.75%, 4/15/18	250,000	267,448
2.375%, 1/15/19	900,000	922,804
		2,852,311

Utilities - 0.8%
Connecticut Light & Power Co. (The), 5.65%, 5/1/18	200,000	214,013
PacifiCorp, 4.10%, 2/1/42	100,000	109,621
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000,000	1,097,811
		1,421,445

Total Corporate Bonds (Cost $45,430,462)		48,858,510

MUNICIPAL OBLIGATIONS - 0.6%

New York - 0.6%
New York City GO Bonds, 3.60%, 8/1/28	1,000,000	1,075,590

Total Municipal Obligations (Cost $988,935)		1,075,590

SOVEREIGN GOVERNMENT BONDS - 0.6%
Mexico Government International Bond, 5.55%, 1/21/45	500,000	579,375
Province of Ontario Canada, 2.45%, 6/29/22	400,000	415,275
Province of Quebec Canada, 2.625%, 2/13/23	75,000	78,508

Total Sovereign Government Bonds (Cost $971,313)		1,073,158

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 7.3%
Fannie Mae, 6.25%, 5/15/29	900,000	1,299,438
Federal Home Loan Bank, 4.875%, 5/17/17	500,000	513,316
Freddie Mac:
5.125%, 11/17/17	1,000,000	1,048,604
4.875%, 6/13/18	3,500,000	3,738,483
3.75%, 3/27/19	3,200,000	3,420,413
6.75%, 3/15/31	1,300,000	2,008,843
6.25%, 7/15/32	700,000	1,057,229

Total U.S. Government Agencies and Instrumentalities (Cost $12,354,525)		13,086,326

See notes to Schedule of Investments

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 26.7%
Fannie Mae:
5.00%, 12/1/16	4,001	4,111
5.00%, 11/1/17	4,227	4,344
5.50%, 8/1/18	15,894	16,248
6.50%, 4/1/23	37,634	38,647
2.50%, 12/1/27	533,820	550,780
4.50%, 5/1/31	429,436	471,423
6.50%, 8/1/32	59,894	68,989
5.50%, 7/1/33	52,819	60,038
5.50%, 7/1/33	129,132	147,753
6.00%, 8/1/33	18,935	21,675
5.50%, 11/1/33	68,572	78,011
5.50%, 3/1/34	128,128	145,723
6.00%, 6/1/34	61,026	69,893
5.00%, 7/1/34	118,901	133,543
5.00%, 10/1/34	98,428	109,656
5.50%, 3/1/35	137,682	156,105
5.50%, 6/1/35	70,690	79,575
5.50%, 9/1/35	60,889	68,895
5.50%, 2/1/36	25,470	28,671
5.50%, 4/1/36	78,455	83,341
6.50%, 9/1/36	65,629	75,596
5.50%, 11/1/36	42,839	48,488
6.00%, 8/1/37	556,436	636,978
6.00%, 5/1/38	60,274	68,998
5.50%, 6/1/38	70,263	79,687
6.00%, 7/1/38	307,310	354,135
2.883%, 9/1/38(b)	315,701	332,530
4.00%, 3/1/39	97,720	104,981
4.50%, 5/1/40	522,915	578,939
4.50%, 7/1/40	195,905	214,597
4.50%, 10/1/40	858,697	944,013
3.50%, 2/1/41	635,415	673,166
3.50%, 3/1/41	646,106	684,481
4.00%, 3/1/41	359,172	386,839
4.50%, 6/1/41	972,170	1,066,370
3.50%, 3/1/42	1,233,014	1,315,468
4.00%, 8/1/42	1,001,696	1,090,664
3.50%, 12/1/42	1,282,093	1,367,926
2.50%, 1/1/43	1,082,138	1,096,741
3.00%, 1/1/43	1,560,871	1,626,092
3.00%, 5/1/43	2,083,279	2,174,990
3.00%, 8/1/43	1,633,115	1,707,530

See notes to Schedule of Investments

3.00%, 8/1/43	2,600,466	2,708,816
3.50%, 8/1/43	1,584,768	1,691,636
4.50%, 11/1/43	1,491,360	1,633,759
4.00%, 5/1/44	2,231,348	2,397,146
4.50%, 11/1/44	1,324,248	1,457,092
4.00%, 6/1/45	819,381	880,265
3.00%, 9/1/46	1,743,978	1,814,212
Freddie Mac:
4.50%, 9/1/18	22,392	22,949
5.00%, 11/1/20	39,338	41,344
4.00%, 3/1/25	409,440	433,125
3.50%, 11/1/25	400,094	422,961
3.50%, 7/1/26	303,700	321,058
2.50%, 3/1/28	187,127	194,087
2.50%, 1/1/31	1,824,163	1,891,844
5.00%, 2/1/33	37,387	41,400
5.00%, 4/1/35	54,089	60,362
5.00%, 12/1/35	117,740	131,204
6.00%, 8/1/36	38,216	43,776
5.00%, 10/1/36	222,717	248,085
6.50%, 10/1/37	47,787	51,309
5.00%, 1/1/38	384,828	426,133
5.00%, 7/1/39	125,036	138,456
4.00%, 11/1/39	474,806	511,196
4.50%, 1/1/40	201,567	220,805
5.00%, 1/1/40	803,858	904,440
4.50%, 4/1/40	566,949	622,887
6.00%, 4/1/40	100,931	115,659
4.50%, 5/1/40	170,223	188,963
4.50%, 5/1/40	367,147	403,627
4.50%, 6/1/41	276,664	304,087
3.50%, 10/1/41	750,496	794,189
3.50%, 7/1/42	953,795	1,009,423
3.00%, 1/1/43	1,301,208	1,354,936
4.50%, 9/1/44	998,845	1,093,868
Ginnie Mae:
4.50%, 7/20/33	254,151	276,751
5.50%, 7/20/34	107,164	121,494
6.00%, 11/20/37	131,850	153,497
6.00%, 10/15/38	636,206	728,847
5.00%, 12/15/38	229,012	257,245
5.00%, 5/15/39	301,109	341,036
5.00%, 10/15/39	471,105	533,727
4.00%, 12/20/40	1,083,364	1,206,637

See notes to Schedule of Investments

4.00%, 11/20/41	103,055	111,008
4.00%, 8/20/42	725,934	782,141

Total U.S. Government Agency Mortgage-Backed Securities (Cost $46,137,918)		48,054,112

U.S. TREASURY OBLIGATIONS - 34.7%
United States Treasury Bonds:
8.125%, 5/15/21	1,000,000	1,314,219
8.00%, 11/15/21	1,000,000	1,337,852
6.25%, 8/15/23	1,000,000	1,318,594
5.375%, 2/15/31	1,400,000	2,042,523
3.875%, 8/15/40	1,000,000	1,304,492
4.375%, 5/15/41	1,600,000	2,247,374
3.125%, 11/15/41	1,000,000	1,163,984
3.00%, 5/15/42	1,000,000	1,140,039
3.75%, 11/15/43	1,045,000	1,360,051
3.125%, 8/15/44	1,600,000	1,867,312
2.50%, 2/15/45	1,000,000	1,033,438
United States Treasury Notes:
2.375%, 7/31/17	1,600,000	1,622,813
1.875%, 9/30/17	2,000,000	2,023,594
4.25%, 11/15/17	1,000,000	1,039,372
2.625%, 1/31/18	1,000,000	1,024,883
3.50%, 2/15/18	2,000,000	2,075,234
2.375%, 5/31/18	1,000,000	1,026,641
4.00%, 8/15/18	2,000,000	2,121,796
3.75%, 11/15/18	1,000,000	1,061,875
1.625%, 3/31/19	947,000	965,015
3.125%, 5/15/19	4,500,000	4,764,550
3.625%, 8/15/19	1,000,000	1,077,617
1.00%, 8/31/19	2,000,000	2,006,406
0.875%, 9/15/19	1,000,000	999,961
3.375%, 11/15/19	1,100,000	1,182,586
3.625%, 2/15/20	1,000,000	1,087,500
1.125%, 4/30/20	1,000,000	1,004,258
2.625%, 8/15/20	2,000,000	2,118,282
2.625%, 11/15/20	3,000,000	3,184,806
3.625%, 2/15/21	1,000,000	1,106,289
2.25%, 3/31/21	200,000	209,680
3.125%, 5/15/21	3,500,000	3,808,164
1.75%, 5/15/22	1,000,000	1,025,195
1.625%, 11/15/22	2,500,000	2,541,895
2.75%, 11/15/23	1,000,000	1,089,648

See notes to Schedule of Investments

2.75%, 2/15/24	3,000,000	3,273,516
2.25%, 11/15/24	2,000,000	2,111,640
2.00%, 2/15/25	700,000	724,883

Total U.S. Treasury Obligations (Cost $58,559,102)		62,407,977

FLOATING RATE LOANS (e) - 0.0%

Financial - 0.0%
Alliance Mortgage Investments Term Loan, 12.61%, 6/1/10 *(b)(f)(g)(h)	96,336	1,089

Total Floating Rate Loans (Cost $96,336)		1,089

TIME DEPOSIT - 0.5%
State Street Bank Time Deposit, 0.293%, 10/3/16	893,862	893,862

Total Time Deposit (Cost $893,862)		893,862

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.26%	136,680	136,680

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $136,680)		136,680

TOTAL INVESTMENTS (Cost $168,670,664) - 99.4%		178,830,200
Other assets and liabilities, net - 0.6%		1,107,430
NET ASSETS - 100.0%		$179,937,630

See notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $3,207,372, which represents 1.8% of the net assets of the Portfolio as of September 30, 2016.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on September 30, 2016.
(c) Security, or portion of security, is on loan. Total value of securities on loan is $133,779 as of September 30, 2016.
(d) The coupon rate changes periodically based upon a predetermined schedule. The interest rate disclosed is that which is in effect on September 30, 2016.
(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at September 30, 2016. Floating rate loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(f) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $1,089, which represents 0.0% of the net assets of the Portfolio as of September 30, 2016.

(g) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(h) Total market value of restricted securities amounts to $1,089, which represents 0.0% of the net assets of the Portfolio as of September 30, 2016.

Abbreviations:
GO:	General Obligation
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
MTN:	Medium Term Note
plc:	Public Limited Company

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments Term Loan, 12.61%, 6/1/10	5/26/05-6/13/07	96,336

See notes to Schedule of Investments

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 95.1%

Aerospace & Defense - 1.9%
B/E Aerospace, Inc.	30,625	1,582,087
Curtiss-Wright Corp.	13,387	1,219,690
Esterline Technologies Corp. *	8,956	681,014
Huntington Ingalls Industries, Inc.	14,100	2,163,222
KLX, Inc. *	16,082	566,086
Orbital ATK, Inc.	17,646	1,345,155
Teledyne Technologies, Inc. *	10,526	1,136,071
Triumph Group, Inc.	15,110	421,267
		9,114,592

Airlines - 0.4%
JetBlue Airways Corp. *	98,294	1,694,589

Auto Components - 0.5%
Dana, Inc.	43,224	673,862
Gentex Corp.	86,425	1,517,623
		2,191,485

Automobiles - 0.3%
Thor Industries, Inc.	14,466	1,225,270

Banks - 5.5%
Associated Banc-Corp.	44,776	877,162
BancorpSouth, Inc.	25,932	601,622
Bank of Hawaii Corp.	12,918	938,105
Bank of the Ozarks, Inc.	27,714	1,064,218
Cathay General Bancorp	22,373	688,641
Chemical Financial Corp.	21,400	944,382
Commerce Bancshares, Inc.	25,026	1,232,781
Cullen/Frost Bankers, Inc. (a)	16,645	1,197,441
East West Bancorp, Inc.	43,426	1,594,169
First Horizon National Corp.	69,919	1,064,866
FNB Corp.	63,650	782,895
Fulton Financial Corp.	52,927	768,500
Hancock Holding Co.	23,651	767,002

See notes to Schedule of Investments

International Bancshares Corp.	17,489	520,822
MB Financial, Inc.	21,572	820,599
PacWest Bancorp	36,286	1,557,032
PrivateBancorp, Inc.	24,223	1,112,320
Prosperity Bancshares, Inc.	20,938	1,149,287
Signature Bank *	16,177	1,916,166
SVB Financial Group *	15,806	1,747,195
Synovus Financial Corp.	37,046	1,205,106
TCF Financial Corp.	52,190	757,277
Trustmark Corp.	20,631	568,590
Umpqua Holdings Corp.	67,267	1,012,368
Valley National Bancorp	76,687	746,165
Webster Financial Corp.	27,967	1,063,026
		26,697,737

Beverages - 0.1%
Boston Beer Company, Inc. (The), Class A *	2,729	423,705

Biotechnology - 0.3%
United Therapeutics Corp. *	13,099	1,546,730

Building Products - 0.8%
A.O. Smith Corp.	22,340	2,206,969
Lennox International, Inc.	11,841	1,859,392
		4,066,361

Capital Markets - 3.4%
CBOE Holdings, Inc.	24,495	1,588,501
Eaton Vance Corp.	34,181	1,334,768
FactSet Research Systems, Inc.	12,251	1,985,887
Federated Investors, Inc., Class B	28,277	837,848
Janus Capital Group, Inc.	43,143	604,433
MarketAxess Holdings, Inc.	11,339	1,877,625
MSCI, Inc.	28,517	2,393,717
Raymond James Financial, Inc.	38,000	2,211,980
SEI Investments Co.	40,837	1,862,576
Stifel Financial Corp. *	20,282	779,843
Waddell & Reed Financial, Inc., Class A	24,864	451,530
WisdomTree Investments, Inc. (a)	34,556	355,581
		16,284,289

Chemicals - 2.8%
Ashland Global Holdings, Inc.	18,714	2,169,888
Cabot Corp.	19,039	997,834

See notes to Schedule of Investments

Minerals Technologies, Inc.	10,626	751,152
NewMarket Corp.	2,785	1,195,656
Olin Corp.	50,390	1,034,003
PolyOne Corp.	25,643	866,990
RPM International, Inc.	40,120	2,155,246
Scotts Miracle-Gro Co. (The), Class A	13,824	1,151,125
Sensient Technologies Corp.	13,677	1,036,717
Valspar Corp. (The)	21,977	2,331,100
		13,689,711

Commercial Services & Supplies - 1.2%
Clean Harbors, Inc. *	15,980	766,720
Copart, Inc. *	29,337	1,571,290
Deluxe Corp.	14,696	981,987
Herman Miller, Inc.	18,261	522,265
HNI Corp.	13,539	538,852
MSA Safety, Inc.	9,385	544,705
Rollins, Inc.	28,693	840,131
Travel Centers of America LLC *(b)	60,000	—
		5,765,950

Communications Equipment - 1.4%
ARRIS International plc *	57,460	1,627,842
Brocade Communications Systems, Inc.	121,407	1,120,587
Ciena Corp. *	41,622	907,360
InterDigital, Inc.	10,322	817,502
NetScout Systems, Inc. *	27,722	810,869
Plantronics, Inc.	10,166	528,225
ViaSat, Inc. *	13,739	1,025,616
		6,838,001

Construction & Engineering - 1.1%
AECOM *	46,795	1,391,215
Dycom Industries, Inc. *	9,564	782,144
EMCOR Group, Inc.	18,521	1,104,222
Granite Construction, Inc.	12,073	600,511
KBR, Inc.	43,455	657,474
Valmont Industries, Inc.	6,922	931,494
		5,467,060

Construction Materials - 0.2%
Eagle Materials, Inc.	14,732	1,138,784

See notes to Schedule of Investments

Consumer Finance - 0.2%
SLM Corp. *	130,568	975,343

Containers & Packaging - 1.6%
AptarGroup, Inc.	18,966	1,468,158
Bemis Co., Inc.	28,541	1,455,876
Greif, Inc., Class A	7,865	390,025
Packaging Corp. of America	28,397	2,307,540
Silgan Holdings, Inc.	12,362	625,394
Sonoco Products Co.	30,207	1,595,836
		7,842,829

Distributors - 0.2%
Pool Corp.	12,671	1,197,663

Diversified Consumer Services - 0.7%
DeVry Education Group, Inc. (a)	17,232	397,370
Graham Holdings Co., Class B	1,402	674,881
Service Corp. International	58,351	1,548,635
Sotheby's	14,455	549,579
		3,170,465

Electric Utilities - 1.9%
Great Plains Energy, Inc.	62,829	1,714,604
Hawaiian Electric Industries, Inc.	32,919	982,632
IDACORP, Inc.	15,382	1,204,103
OGE Energy Corp.	60,181	1,902,923
PNM Resources, Inc.	24,304	795,227
Westar Energy, Inc.	42,712	2,423,906
		9,023,395

Electrical Equipment - 0.7%
EnerSys	13,200	913,308
Hubbell, Inc.	15,508	1,670,832
Regal-Beloit Corp.	13,647	811,860
		3,396,000

Electronic Equipment & Instruments - 3.8%
Arrow Electronics, Inc. *	27,503	1,759,367
Avnet, Inc.	38,382	1,575,965
Belden, Inc.	12,837	885,624
Cognex Corp.	25,648	1,355,753
Ingram Micro, Inc., Class A	45,267	1,614,221
IPG Photonics Corp. *	11,174	920,179

See notes to Schedule of Investments

Jabil Circuit, Inc.	57,584	1,256,483
Keysight Technologies, Inc. *	51,299	1,625,665
Knowles Corp. *(a)	27,029	379,757
National Instruments Corp.	31,780	902,552
SYNNEX Corp.	8,843	1,009,075
Tech Data Corp. *	10,739	909,701
Trimble Navigation Ltd. *	75,089	2,144,542
VeriFone Systems, Inc. *	33,624	529,242
Vishay Intertechnology, Inc.	41,363	582,805
Zebra Technologies Corp., Class A *	15,939	1,109,514
		18,560,445

Energy Equipment & Services - 1.5%
Diamond Offshore Drilling, Inc.	19,400	341,634
Dril-Quip, Inc. *	11,581	645,525
Ensco plc, Class A	91,935	781,448
Nabors Industries Ltd.	86,015	1,045,942
Noble Corp. plc	74,208	470,479
Oceaneering International, Inc.	29,920	823,099
Oil States International, Inc. *	15,671	494,734
Patterson-UTI Energy, Inc.	44,965	1,005,867
Rowan Co.'s plc, Class A	38,282	580,355
Superior Energy Services, Inc.	46,198	826,944
		7,016,027

Equity Real Estate Investment Trusts (REITs) - 10.9%
Alexandria Real Estate Equities, Inc.	23,498	2,555,877
American Campus Communities, Inc.	39,317	2,000,056
Camden Property Trust	26,342	2,205,879
Care Capital Properties, Inc.	25,613	729,971
Communications Sales & Leasing, Inc.	40,965	1,286,711
Corporate Office Properties Trust	28,879	818,720
Corrections Corp. of America	35,844	497,156
DCT Industrial Trust, Inc.	27,017	1,311,675
Douglas Emmett, Inc.	43,342	1,587,617
Duke Realty Corp.	105,553	2,884,763
Education Realty Trust, Inc.	22,288	961,504
EPR Properties	19,174	1,509,761
Equity One, Inc.	27,746	849,305
First Industrial Realty Trust, Inc.	35,652	1,006,099
Healthcare Realty Trust, Inc.	35,031	1,193,156
Highwoods Properties, Inc.	29,721	1,549,059
Hospitality Properties Trust	49,596	1,473,993
Kilroy Realty Corp.	27,778	1,926,404

See notes to Schedule of Investments

Lamar Advertising Co., Class A	25,152	1,642,677
LaSalle Hotel Properties	34,496	823,420
Liberty Property Trust	44,220	1,784,277
Life Storage, Inc.	14,141	1,257,701
Mack-Cali Realty Corp.	27,350	744,467
Medical Properties Trust, Inc.	87,578	1,293,527
Mid-America Apartment Communities, Inc.	22,762	2,139,400
National Retail Properties, Inc.	44,300	2,252,655
Omega Healthcare Investors, Inc.	58,294	2,066,522
Post Properties, Inc.	16,320	1,079,242
Potlatch Corp.	12,415	482,819
Rayonier, Inc.	37,387	992,251
Regency Centers Corp.	31,594	2,448,219
Senior Housing Properties Trust	71,566	1,625,264
Tanger Factory Outlet Centers, Inc.	28,998	1,129,762
Taubman Centers, Inc.	18,200	1,354,262
Urban Edge Properties	27,566	775,707
Washington Prime Group, Inc.	56,541	699,978
Weingarten Realty Investors	35,224	1,373,032
		52,312,888

Food & Staples Retailing - 0.6%
Casey's General Stores, Inc.	11,915	1,431,587
Sprouts Farmers Market, Inc. *	42,045	868,229
United Natural Foods, Inc. *	15,357	614,895
		2,914,711

Food Products - 2.7%
Dean Foods Co.	27,999	459,184
Flowers Foods, Inc. (a)	55,535	839,689
Hain Celestial Group, Inc. (The) *	31,564	1,123,047
Ingredion, Inc.	21,752	2,894,321
Lancaster Colony Corp.	5,938	784,350
Post Holdings, Inc. *	19,622	1,514,230
Snyder's-Lance, Inc.	25,767	865,256
Tootsie Roll Industries, Inc. (a)	5,478	201,755
TreeHouse Foods, Inc. *	17,219	1,501,325
WhiteWave Foods Co. (The) *	53,398	2,906,453
		13,089,610

Gas Utilities - 2.1%
Atmos Energy Corp.	31,193	2,322,943
National Fuel Gas Co.	25,611	1,384,787
New Jersey Resources Corp.	26,256	862,772

See notes to Schedule of Investments

ONE Gas, Inc.	15,915	984,184
Southwest Gas Corp.	14,484	1,011,852
UGI Corp.	52,208	2,361,890
WGL Holdings, Inc.	15,359	963,009
		9,891,437

Health Care Equipment & Supplies - 3.9%
ABIOMED, Inc. *	11,996	1,542,446
Align Technology, Inc. *	22,675	2,125,781
Halyard Health, Inc. *	14,240	493,558
Hill-Rom Holdings, Inc.	17,953	1,112,727
IDEXX Laboratories, Inc. *	26,983	3,041,794
LivaNova plc *	13,310	800,064
NuVasive, Inc. *	15,400	1,026,564
ResMed, Inc.	42,400	2,747,096
STERIS plc	25,961	1,897,749
Teleflex, Inc.	13,302	2,235,401
West Pharmaceutical Services, Inc.	22,064	1,643,768
		18,666,948

Health Care Providers & Services - 1.9%
Amsurg Corp. *	16,496	1,106,057
Community Health Systems, Inc. *	34,412	397,114
LifePoint Health, Inc. *	12,860	761,698
Mednax, Inc. *	27,729	1,837,046
Molina Healthcare, Inc. *	12,878	751,045
Owens & Minor, Inc.	19,159	665,392
Tenet Healthcare Corp. *	24,149	547,216
VCA, Inc. *	24,369	1,705,343
WellCare Health Plans, Inc. *	13,340	1,561,981
		9,332,892

Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. *	57,078	751,717

Hotels, Restaurants & Leisure - 2.4%
Brinker International, Inc.	16,551	834,667
Buffalo Wild Wings, Inc. *	5,514	776,040
Cheesecake Factory, Inc. (The)	13,615	681,567
Churchill Downs, Inc.	3,668	536,812
Cracker Barrel Old Country Store, Inc. (a)	7,305	965,867
Domino's Pizza, Inc.	14,543	2,208,355
Dunkin' Brands Group, Inc. (a)	27,647	1,439,856
International Speedway Corp., Class A	8,094	270,502
See notes to Schedule of Investments

Jack in the Box, Inc.	9,929	952,588
Panera Bread Co., Class A *	6,710	1,306,571
Texas Roadhouse, Inc.	19,310	753,669
Wendy's Co. (The)	61,409	663,217
		11,389,711

Household Durables - 1.6%
CalAtlantic Group, Inc.	22,753	760,860
Helen of Troy Ltd. *	8,468	729,688
KB Home (a)	25,494	410,963
NVR, Inc. *	1,092	1,790,738
Tempur Sealy International, Inc. *	15,403	873,966
Toll Brothers, Inc. *	45,479	1,358,003
TRI Pointe Group, Inc. *	44,499	586,497
Tupperware Brands Corp.	15,409	1,007,287
		7,518,002

Household Products - 0.2%
Energizer Holdings, Inc.	18,866	942,545

Independent Power and Renewable Electricity Producers - 0.1%
Talen Energy Corp. *	25,950	359,407

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	19,586	2,008,936

Insurance - 4.6%
Alleghany Corp. *	4,653	2,442,918
American Financial Group, Inc.	21,996	1,649,700
Aspen Insurance Holdings Ltd.	18,143	845,282
Brown & Brown, Inc.	34,549	1,302,843
CNO Financial Group, Inc.	52,779	805,935
Endurance Specialty Holdings Ltd.	19,347	1,266,261
Everest Re Group Ltd.	12,623	2,397,991
First American Financial Corp.	33,064	1,298,754
Genworth Financial, Inc., Class A *	152,091	754,371
Hanover Insurance Group, Inc. (The)	12,881	971,485
Kemper Corp.	14,665	576,628
Mercury General Corp.	11,127	610,316
Old Republic International Corp.	73,552	1,295,986
Primerica, Inc. (a)	14,004	742,632
Reinsurance Group of America, Inc.	19,306	2,083,890
RenaissanceRe Holdings Ltd.	12,418	1,492,147

See notes to Schedule of Investments

WR Berkley Corp.	29,594	1,709,350
		22,246,489

Internet & Direct Marketing Retail - 0.1%
HSN, Inc.	9,731	387,294

Internet Software & Services - 0.6%
comScore, Inc. *	13,491	413,634
j2 Global, Inc.	14,469	963,780
Rackspace Hosting, Inc. *	32,610	1,033,411
WebMD Health Corp. *	11,805	586,709
		2,997,534

IT Services - 3.8%
Acxiom Corp. *	23,654	630,379
Broadridge Financial Solutions, Inc.	35,643	2,416,239
Computer Sciences Corp.	42,313	2,209,162
Convergys Corp.	28,902	879,199
CoreLogic, Inc. *	26,608	1,043,566
DST Systems, Inc.	9,830	1,159,154
Gartner, Inc. *	24,898	2,202,228
Jack Henry & Associates, Inc.	23,667	2,024,712
Leidos Holdings, Inc.	42,837	1,853,985
MAXIMUS, Inc.	19,801	1,119,944
NeuStar, Inc., Class A *(a)	16,592	441,181
Science Applications International Corp.	13,508	937,050
WEX, Inc. *	11,586	1,252,331
		18,169,130

Leisure Products - 0.7%
Brunswick Corp.	27,188	1,326,231
Polaris Industries, Inc. (a)	17,962	1,390,977
Vista Outdoor, Inc. *	18,531	738,646
		3,455,854

Life Sciences - Tools & Services - 1.0%
Bio-Rad Laboratories, Inc., Class A *	6,225	1,019,717
Bio-Techne Corp.	11,355	1,243,373
Charles River Laboratories International, Inc. *	14,395	1,199,679
PAREXEL International Corp. *	16,137	1,120,715
		4,583,484

Machinery - 4.5%
AGCO Corp.	20,533	1,012,688

See notes to Schedule of Investments

CLARCOR, Inc.	14,798	961,870
Crane Co.	15,121	952,774
Donaldson Co., Inc.	40,118	1,497,605
Graco, Inc.	16,969	1,255,706
IDEX Corp.	22,942	2,146,683
ITT, Inc.	27,001	967,716
Joy Global, Inc.	29,943	830,619
Kennametal, Inc.	24,315	705,621
Lincoln Electric Holdings, Inc.	19,105	1,196,355
Nordson Corp.	15,989	1,592,984
Oshkosh Corp.	22,385	1,253,560
Terex Corp.	33,319	846,636
Timken Co. (The)	21,030	738,994
Toro Co. (The)	32,942	1,543,003
Trinity Industries, Inc.	46,013	1,112,594
Wabtec Corp.	27,158	2,217,451
Woodward, Inc.	16,779	1,048,352
		21,881,211

Marine - 0.2%
Kirby Corp. *	16,435	1,021,600

Media - 1.3%
AMC Networks, Inc., Class A *	18,056	936,384
Cable One, Inc.	1,413	825,192
Cinemark Holdings, Inc.	32,256	1,234,760
John Wiley & Sons, Inc., Class A	13,483	695,858
Live Nation Entertainment, Inc. *	39,980	1,098,650
Meredith Corp.	11,010	572,410
New York Times Co., (The), Class A	37,616	449,511
Time, Inc.	31,051	449,618
		6,262,383

Metals & Mining - 1.9%
Allegheny Technologies, Inc. (a)	33,221	600,303
Carpenter Technology Corp.	14,215	586,511
Commercial Metals Co.	34,949	565,824
Compass Minerals International, Inc.	10,307	759,626
Reliance Steel & Aluminum Co.	22,070	1,589,702
Royal Gold, Inc.	19,669	1,522,971
Steel Dynamics, Inc.	73,458	1,835,715
United States Steel Corp. (a)	50,443	951,355

See notes to Schedule of Investments

Worthington Industries, Inc.	13,283	637,983
		9,049,990

Multi-Utilities - 0.9%
Black Hills Corp. (a)	15,740	963,603
MDU Resources Group, Inc.	58,855	1,497,271
NorthWestern Corp.	14,800	851,444
Vectren Corp.	24,880	1,248,976
		4,561,294

Multiline Retail - 0.3%
Big Lots, Inc. (a)	13,539	646,487
J.C. Penney Co., Inc. *(a)	93,805	864,882
		1,511,369

Oil, Gas & Consumable Fuels - 2.3%
CONSOL Energy, Inc.	53,483	1,026,874
Denbury Resources, Inc. *(a)	120,971	390,736
Energen Corp.	29,252	1,688,425
Gulfport Energy Corp. *	38,243	1,080,365
HollyFrontier Corp.	53,640	1,314,180
QEP Resources, Inc.	72,235	1,410,750
SM Energy Co.	26,154	1,009,021
Western Refining, Inc.	23,852	631,124
World Fuel Services Corp.	21,229	982,054
WPX Energy, Inc. *	103,766	1,368,673
		10,902,202

Paper & Forest Products - 0.3%
Domtar Corp.	19,096	709,035
Louisiana-Pacific Corp. *	42,839	806,658
		1,515,693

Personal Products - 0.4%
Avon Products, Inc.	133,081	753,238
Edgewell Personal Care Co. *	17,765	1,412,673
		2,165,911

Pharmaceuticals - 0.5%
Akorn, Inc. *	26,918	733,785
Catalent, Inc. *	37,811	977,036
Prestige Brands Holdings, Inc. *	16,098	777,050
		2,487,871

See notes to Schedule of Investments

Professional Services - 0.5%
CEB, Inc.	9,827	535,277
FTI Consulting, Inc. *	12,646	563,506
Manpowergroup, Inc.	20,652	1,492,313
		2,591,096

Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	14,048	539,724
Jones Lang LaSalle, Inc.	13,615	1,549,251
		2,088,975

Road & Rail - 1.0%
Avis Budget Group, Inc. *	28,600	978,406
Genesee & Wyoming, Inc., Class A *	17,439	1,202,419
Landstar System, Inc.	12,914	879,185
Old Dominion Freight Line, Inc. *	20,876	1,432,302
Werner Enterprises, Inc.	13,629	317,147
		4,809,459

Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. *	221,113	1,527,891
Cirrus Logic, Inc. *	18,700	993,905
Cree, Inc. *	30,642	788,112
Cypress Semiconductor Corp.	96,789	1,176,954
Integrated Device Technology, Inc. *	40,774	941,880
Intersil Corp., Class A	41,184	903,165
Microsemi Corp. *	34,109	1,431,896
Monolithic Power Systems, Inc.	11,350	913,675
Silicon Laboratories, Inc. *	12,535	737,058
Synaptics, Inc. *	10,621	622,178
Teradyne, Inc.	60,973	1,315,797
		11,352,511

Software - 4.4%
ACI Worldwide, Inc. *	35,582	689,579
ANSYS, Inc. *	26,283	2,434,069
Cadence Design Systems, Inc. *	88,097	2,249,116
CDK Global, Inc.	45,246	2,595,311
Commvault Systems, Inc. *	12,549	666,728
Fair Isaac Corp.	9,298	1,158,438
Fortinet, Inc. *	44,522	1,644,198
Manhattan Associates, Inc. *	21,578	1,243,324
Mentor Graphics Corp.	31,486	832,490
PTC, Inc. *	34,973	1,549,654

See notes to Schedule of Investments

Synopsys, Inc. *	45,606	2,706,716
Tyler Technologies, Inc. *	9,918	1,698,259
Ultimate Software Group, Inc. (The) *	8,721	1,782,485
		21,250,367

Specialty Retail - 2.3%
Aaron's, Inc.	19,755	502,172
Abercrombie & Fitch Co., Class A	20,624	327,715
American Eagle Outfitters, Inc.	50,778	906,895
Ascena Retail Group, Inc. *	52,122	291,362
Cabela's, Inc. *	15,474	849,987
Chico's FAS, Inc.	40,461	481,486
CST Brands, Inc.	23,094	1,110,590
Dick's Sporting Goods, Inc.	26,523	1,504,385
GameStop Corp., Class A (a)	31,717	875,072
Guess?, Inc.	18,562	271,191
Murphy USA, Inc. *	11,094	791,668
Office Depot, Inc.	164,763	588,204
Restoration Hardware Holdings, Inc. *(a)	11,522	398,431
Sally Beauty Holdings, Inc. *	44,000	1,129,920
Williams-Sonoma, Inc. (a)	24,718	1,262,595
		11,291,673

Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corp. *(a)	32,477	582,962
Diebold, Inc.	22,907	567,865
Lexmark International, Inc., Class A	19,113	763,755
NCR Corp. *	37,307	1,200,912
		3,115,494

Textiles, Apparel & Luxury Goods - 0.8%
Carter's, Inc.	15,086	1,308,107
Deckers Outdoor Corp. *	9,771	581,863
Fossil Group, Inc. *(a)	12,624	350,569
Kate Spade & Co. *	39,048	668,892
Skechers U.S.A., Inc., Class A *	40,551	928,618
		3,838,049

Thrifts & Mortgage Finance - 0.6%
New York Community Bancorp, Inc.	146,779	2,088,665
Washington Federal, Inc.	27,787	741,357
		2,830,022

See notes to Schedule of Investments

Trading Companies & Distributors - 0.7%
GATX Corp. (a)	12,479	555,939
MSC Industrial Direct Co., Inc., Class A	13,480	989,567
NOW, Inc. *	32,777	702,411
Watsco, Inc.	7,869	1,108,742
		3,356,659

Water Utilities - 0.3%
Aqua America, Inc.	53,439	1,628,821

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	28,035	761,991

Total Common Stocks (Cost $403,568,819)		458,619,661

EXCHANGE-TRADED PRODUCTS - 1.3%
SPDR S&P MidCap 400 ETF Trust	21,600	6,097,032

Total Exchange-Traded Products (Cost $5,810,480)		6,097,032

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.2%
United States Treasury Bills, 0.42%, 10/13/16 ^	1,000,000	999,955

Total U.S. Treasury Obligations (Cost $999,860)		999,955

TIME DEPOSIT - 3.5%
State Street Bank Time Deposit, 0.293%, 10/3/16	17,147,678	17,147,678

Total Time Deposit (Cost $17,147,678)		17,147,678

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.26%	14,377,362	14,377,362

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $14,377,362)		14,377,362

See notes to Schedule of Investments

TOTAL INVESTMENTS (Cost $441,904,199) - 103.1%	497,241,688
Other assets and liabilities, net - (3.1%)	(15,149,164)
NET ASSETS - 100.0%	$482,092,524

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-Mini S&P MidCap 400 Index^	116	12/16	$17,975,360	$256,440

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
^ Futures collateralized by $1,000,000 par value of U.S. Treasury Bills.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $14,021,269 as of September 30, 2016.
(b) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $0, which represents 0.0% of the net assets of the Portfolio as of September 30, 2016.

Abbreviations:
ETF:	Exchange-Traded Fund
LLC:	Limited Liability Corporation
Ltd.:	Limited
plc:	Public Limited Company
SPDR:	Standard & Poor's Depository Receipt

See notes to Schedule of Investments

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 89.9%

Aerospace & Defense - 1.4%
AAR Corp.	2,738	85,754
Aerojet Rocketdyne Holdings, Inc. *	5,146	90,467
Aerovironment, Inc. *	1,707	41,668
Astronics Corp. *	1,505	67,800
Cubic Corp.	2,177	101,905
Curtiss-Wright Corp.	3,826	348,587
DigitalGlobe, Inc. *	5,454	149,985
Ducommun, Inc. *	914	20,876
Engility Holdings, Inc. *	1,480	46,620
Esterline Technologies Corp. *	2,554	194,206
KEYW Holding Corp. (The) *(a)	2,749	30,349
KLX, Inc. *	4,563	160,618
Kratos Defense & Security Solutions, Inc. *	3,789	26,106
Mercury Systems, Inc. *	3,069	75,405
Moog, Inc., Class A *	2,761	164,390
National Presto Industries, Inc.	420	36,872
Sparton Corp. *	882	23,161
Taser International, Inc. *(a)	4,509	129,002
Teledyne Technologies, Inc. *	2,955	318,933
Triumph Group, Inc.	4,259	118,741
Vectrus, Inc. *	813	12,382
Wesco Aircraft Holdings, Inc. *	4,699	63,108
		2,306,935

Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. *	4,073	58,448
Atlas Air Worldwide Holdings, Inc. *	1,930	82,643
Echo Global Logistics, Inc. *	2,286	52,715
Forward Air Corp.	2,390	103,391
Hub Group, Inc., Class A *	2,896	118,041
Park-Ohio Holdings Corp.	726	26,463
Radiant Logistics, Inc. *	2,087	5,927
XPO Logistics, Inc. *(a)	8,459	310,191
		757,819

See notes to Schedule of Investments

Airlines - 0.3%
Allegiant Travel Co.	1,141	150,692
Hawaiian Holdings, Inc. *	4,555	221,373
SkyWest, Inc.	4,036	106,591
Virgin America, Inc. *	1,671	89,415
		568,071

Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. *	6,625	114,082
Cooper Tire & Rubber Co.	4,783	181,850
Cooper-Standard Holding, Inc. *	1,281	126,563
Dana, Inc.	12,877	200,752
Dorman Products, Inc. *	2,290	146,331
Drew Industries, Inc.	2,050	200,941
Federal-Mogul Holdings Corp. *	2,583	24,823
Fox Factory Holding Corp. *	1,744	40,060
Gentherm, Inc. *	3,149	98,942
Horizon Global Corp. *	1,398	27,862
Metaldyne Performance Group, Inc.	1,006	15,945
Modine Manufacturing Co. *	4,047	47,997
Motorcar Parts of America, Inc. *	1,400	40,292
Spartan Motors, Inc.	2,591	24,822
Standard Motor Products, Inc.	1,855	88,595
Stoneridge, Inc. *	2,174	40,002
Strattec Security Corp.	311	10,978
Superior Industries International, Inc.	1,957	57,066
Tenneco, Inc. *	4,871	283,833
Tower International, Inc.	1,846	44,489
Unique Fabricating, Inc.	514	6,291
Workhorse Group, Inc. *	892	6,458
		1,828,974

Automobiles - 0.0%
Winnebago Industries, Inc.	2,078	48,978

Banks - 8.8%
1st Source Corp.	1,262	45,047
Access National Corp.	561	13,408
ACNB Corp.	464	12,333
Allegiance Bancshares, Inc. *	856	23,112
American National Bankshares, Inc.	705	19,705
Ameris Bancorp	2,940	102,753
Ames National Corp. (a)	756	20,911
Arrow Financial Corp.	1,033	33,916

See notes to Schedule of Investments

Atlantic Capital Bancshares, Inc. *	1,350	20,223
Banc of California, Inc.	3,886	67,850
BancFirst Corp.	651	47,204
Banco Latinoamericano de Comercio Exterior S.A.	2,614	73,662
Bancorp, Inc. (The) *	2,534	16,268
BancorpSouth, Inc.	7,480	173,536
Bank of Marin Bancorp	545	27,103
Bank of the Ozarks, Inc.	7,662	294,221
Bankwell Financial Group, Inc.	446	10,566
Banner Corp.	2,593	113,418
Bar Harbor Bankshares	461	16,928
Berkshire Hills Bancorp, Inc.	2,523	69,912
Blue Hills Bancorp, Inc.	1,921	28,853
BNC Bancorp	3,505	85,242
Boston Private Financial Holdings, Inc.	7,071	90,721
Bridge Bancorp, Inc. (a)	1,303	37,253
Brookline Bancorp, Inc.	5,406	65,899
Bryn Mawr Bank Corp.	1,427	45,650
C&F Financial Corp.	251	10,813
California First National Bancorp	183	2,555
Camden National Corp.	879	41,963
Capital Bank Financial Corp., Class A	1,735	55,711
Capital City Bank Group, Inc.	1,232	18,197
Cardinal Financial Corp.	2,513	65,564
Carolina Financial Corp.	798	17,827
Cascade Bancorp *	3,096	18,762
Cathay General Bancorp	6,414	197,423
CenterState Banks, Inc.	4,005	71,009
Central Pacific Financial Corp.	2,359	59,423
Central Valley Community Bancorp	682	10,817
Century Bancorp, Inc., Class A	277	12,554
Chemical Financial Corp.	5,691	251,144
Chemung Financial Corp. (a)	245	7,103
Citizens & Northern Corp.	1,125	24,716
City Holding Co.	1,174	59,040
CNB Financial Corp.	1,282	27,127
CoBiz Financial, Inc.	2,995	39,863
Codorus Valley Bancorp, Inc.	601	13,150
Columbia Banking System, Inc.	5,015	164,091
Community Bank System, Inc.	3,719	178,921
Community Trust Bancorp, Inc.	1,316	48,837
CommunityOne Bancorp *	901	12,470
ConnectOne Bancorp, Inc.	2,307	41,664
County Bancorp, Inc.	375	7,504

See notes to Schedule of Investments

CU Bancorp *	1,297	29,585
Customers Bancorp, Inc. *	1,897	47,728
CVB Financial Corp.	8,737	153,859
Eagle Bancorp, Inc. *	2,641	130,281
Enterprise Bancorp, Inc.	790	22,120
Enterprise Financial Services Corp.	1,698	53,062
Equity Bancshares, Inc., Class A *	170	4,410
Farmers Capital Bank Corp.	578	17,132
Farmers National Banc Corp.	1,937	20,881
FCB Financial Holdings, Inc., Class A *	2,587	99,418
Fidelity Southern Corp.	1,497	27,530
Financial Institutions, Inc.	1,134	30,743
First BanCorp *	9,341	48,573
First Bancorp, Inc.	691	16,563
First Bancorp/Southern Pines	1,553	30,734
First Busey Corp.	2,467	55,754
First Business Financial Services, Inc.	708	16,638
First Citizens BancShares, Inc., Class A	655	192,498
First Commonwealth Financial Corp.	7,650	77,188
First Community Bancshares, Inc.	1,464	36,307
First Community Financial Partners, Inc. *	1,059	10,082
First Connecticut Bancorp, Inc.	1,089	19,373
First Financial Bancorp	5,061	110,532
First Financial Bankshares, Inc.	5,513	200,894
First Financial Corp.	780	31,730
First Financial Northwest, Inc.	708	10,032
First Foundation, Inc. *	1,028	25,361
First Internet Bancorp	405	9,351
First Interstate BancSystem, Inc., Class A	1,462	46,068
First Merchants Corp.	3,519	94,133
First Mid-Illinois Bancshares, Inc.	447	12,185
First Midwest Bancorp, Inc.	6,952	134,591
First NBC Bank Holding Co. *	1,338	12,631
First Northwest Bancorp *	864	11,655
First of Long Island Corp. (The)	1,110	36,796
Flushing Financial Corp.	2,270	53,844
FNB Corp.	18,156	223,319
Franklin Financial Network, Inc. *	730	27,302
Fulton Financial Corp.	14,857	215,724
German American Bancorp, Inc.	1,152	44,847
Glacier Bancorp, Inc.	6,584	187,776
Great Southern Bancorp, Inc.	940	38,258
Great Western Bancorp, Inc.	5,101	169,965
Green Bancorp, Inc. *	1,113	12,165

See notes to Schedule of Investments

Guaranty Bancorp	1,371	24,472
Hancock Holding Co.	6,687	216,859
Hanmi Financial Corp.	2,465	64,928
HarborOne Bancorp, Inc. *	1,232	19,416
Heartland Financial USA, Inc.	1,711	61,716
Heritage Commerce Corp.	1,714	18,751
Heritage Financial Corp.	2,334	41,895
Heritage Oaks Bancorp	1,809	14,834
Hilltop Holdings, Inc. *	6,480	145,541
Home BancShares, Inc.	10,453	217,527
HomeTrust Bancshares, Inc. *	1,500	27,750
Hope Bancorp, Inc.	11,083	192,512
Horizon Bancorp	1,020	29,968
IBERIABANK Corp.	3,538	237,471
Independent Bank Corp.	1,586	26,692
Independent Bank Corp./Rockland	2,235	120,891
Independent Bank Group, Inc.	819	36,175
International Bancshares Corp.	4,729	140,830
Investors Bancorp, Inc.	25,702	308,681
Lakeland Bancorp, Inc.	3,213	45,110
Lakeland Financial Corp.	1,878	66,519
LCNB Corp. (a)	686	12,499
LegacyTexas Financial Group, Inc.	3,831	121,175
Live Oak Bancshares, Inc. (a)	1,524	21,976
Macatawa Bank Corp.	2,061	16,467
MainSource Financial Group, Inc.	1,757	43,837
MB Financial, Inc.	6,396	243,304
MBT Financial Corp.	1,386	12,543
Mercantile Bank Corp.	1,239	33,267
Merchants Bancshares, Inc.	377	12,211
Middleburg Financial Corp.	366	10,350
Midland States Bancorp, Inc.	287	7,273
MidWestOne Financial Group, Inc.	611	18,556
MutualFirst Financial, Inc.	424	11,758
National Bank Holdings Corp., Class A	2,041	47,698
National Bankshares, Inc.	531	19,530
National Commerce Corp. *	466	12,610
NBT Bancorp, Inc.	3,663	120,403
Nicolet Bankshares, Inc. *	550	21,092
Northrim BanCorp, Inc.	525	13,519
OFG Bancorp	3,440	34,778
Old Line Bancshares, Inc.	652	12,864
Old National Bancorp	11,477	161,367
Old Second Bancorp, Inc.	2,274	18,897

See notes to Schedule of Investments

Opus Bank	1,337	47,290
Orrstown Financial Services, Inc.	576	11,376
Pacific Continental Corp.	1,543	25,953
Pacific Mercantile Bancorp *	1,193	8,792
Pacific Premier Bancorp, Inc. *	2,264	59,905
Paragon Commercial Corp. *	74	2,685
Park National Corp.	1,149	110,304
Park Sterling Corp.	3,952	32,090
Peapack Gladstone Financial Corp.	1,336	29,940
Penns Woods Bancorp, Inc.	415	18,451
People's Utah Bancorp	1,012	20,594
Peoples Bancorp, Inc.	1,418	34,869
Peoples Financial Services Corp.	676	27,554
Pinnacle Financial Partners, Inc.	3,723	201,340
Preferred Bank	1,057	37,788
Premier Financial Bancorp, Inc.	663	11,364
PrivateBancorp, Inc.	6,785	311,567
Prosperity Bancshares, Inc.	5,782	317,374
QCR Holdings, Inc.	901	28,598
Renasant Corp.	3,528	118,647
Republic Bancorp, Inc., Class A	907	28,190
Republic First Bancorp, Inc. *	2,621	10,772
S&T Bancorp, Inc.	2,878	83,433
Sandy Spring Bancorp, Inc.	1,834	56,084
Seacoast Banking Corp. of Florida *	2,308	37,136
ServisFirst Bancshares, Inc. (a)	1,990	103,301
Shore Bancshares, Inc.	977	11,509
Sierra Bancorp	987	18,516
Simmons First National Corp., Class A	2,531	126,297
South State Corp.	2,042	153,232
Southern First Bancshares, Inc. *	447	12,328
Southern National Bancorp of Virginia, Inc.	873	11,393
Southside Bancshares, Inc.	1,910	61,464
Southwest Bancorp, Inc.	1,698	32,245
State Bank Financial Corp.	2,758	62,938
Sterling Bancorp	10,949	191,607
Stock Yards Bancorp, Inc.	1,843	60,745
Stonegate Bank	892	30,105
Suffolk Bancorp	896	31,154
Summit Financial Group, Inc.	649	12,435
Sun Bancorp, Inc.	618	14,251
Texas Capital Bancshares, Inc. *	3,989	219,076
Tompkins Financial Corp.	1,253	95,742
TowneBank	4,827	115,993

See notes to Schedule of Investments

TriCo Bancshares	1,576	42,189
TriState Capital Holdings, Inc. *	1,979	31,961
Triumph Bancorp, Inc. *	1,130	22,419
Trustmark Corp.	5,825	160,537
UMB Financial Corp.	3,878	230,547
Umpqua Holdings Corp.	19,091	287,320
Union Bankshares Corp.	3,482	93,213
Union Bankshares, Inc. (a)	303	10,320
United Bankshares, Inc. (a)	5,674	213,740
United Community Banks, Inc.	6,061	127,402
Univest Corp. of Pennsylvania	1,929	45,061
Valley National Bancorp	21,399	208,212
Veritex Holdings, Inc. *	643	11,182
Washington Trust Bancorp, Inc.	1,232	49,551
WashingtonFirst Bankshares, Inc.	630	15,504
Webster Financial Corp.	7,929	301,381
WesBanco, Inc.	3,468	114,028
West BanCorp., Inc.	1,387	27,185
Westamerica BanCorp. (a)	2,132	108,476
Wintrust Financial Corp.	4,448	247,175
Xenith Bankshares, Inc. *	2,909	6,720
Yadkin Financial Corp.	4,309	113,284
		14,453,906

Beverages - 0.2%
Boston Beer Company, Inc. (The), Class A *	762	118,308
Coca-Cola Bottling Co. Consolidated	359	53,189
Craft Brew Alliance, Inc. *	855	16,100
MGP Ingredients, Inc. (a)	1,083	43,883
National Beverage Corp. *(a)	894	39,381
Primo Water Corp. *	1,645	19,954
		290,815

Biotechnology - 4.8%
Acceleron Pharma, Inc. *	2,367	85,662
Achillion Pharmaceuticals, Inc. *	10,118	81,956
Acorda Therapeutics, Inc. *	3,713	77,527
Adamas Pharmaceuticals, Inc. *(a)	1,301	21,349
Aduro Biotech, Inc. *(a)	2,763	34,344
Advaxis, Inc. *(a)	3,095	33,086
Adverum Biotechnologies, Inc. *(a)	1,509	6,202
Agenus, Inc. *(a)	5,577	40,043
Aimmune Therapeutics, Inc. *(a)	2,048	30,720
Akebia Therapeutics, Inc. *	2,800	25,340

See notes to Schedule of Investments

Alder Biopharmaceuticals, Inc. *	4,045	132,555
AMAG Pharmaceuticals, Inc. *(a)	3,012	73,824
Amicus Therapeutics, Inc. *	12,303	91,042
Anavex Life Sciences Corp. *(a)	2,544	9,235
Anthera Pharmaceuticals, Inc. *(a)	2,764	8,707
Applied Genetic Technologies Corp. *	989	9,672
Aptevo Therapeutics, Inc. *	1,265	3,238
Ardelyx, Inc. *	2,393	30,965
Arena Pharmaceuticals, Inc. *	19,683	34,445
Argos Therapeutics, Inc. *	831	4,130
ARIAD Pharmaceuticals, Inc. *	15,280	209,183
Array BioPharma, Inc. *	10,886	73,480
Arrowhead Pharmaceuticals, Inc *(a)	4,648	34,163
Asterias Biotherapeutics, Inc. *(a)	815	3,456
Atara Biotherapeutics, Inc. *	1,810	38,716
Athersys, Inc. *(a)	5,933	12,637
Audentes Therapeutics, Inc. *	408	7,266
Avexis, Inc. *	360	14,836
Axovant Sciences Ltd. *(a)	1,904	26,656
Bellicum Pharmaceuticals, Inc. *(a)	1,633	32,497
BioCryst Pharmaceuticals, Inc. *	5,597	24,683
BioSpecifics Technologies Corp. *	326	14,888
BioTime, Inc. *	6,005	23,420
Bluebird Bio, Inc. *(a)	3,199	216,828
Blueprint Medicines Corp. *	1,559	46,302
Cara Therapeutics, Inc. *(a)	1,288	10,755
Celldex Therapeutics, Inc. *(a)	7,600	30,704
Cellular Biomedicine Group, Inc. *(a)	759	11,006
Cepheid *	6,279	330,841
Chelsea Therapeutics International Ltd. *(b)	5,785	686
ChemoCentryx, Inc. *(a)	2,120	12,805
Chimerix, Inc. *	3,539	19,606
Cidara Therapeutics, Inc. *(a)	375	4,294
Clovis Oncology, Inc. *	2,745	98,957
Coherus Biosciences, Inc. *(a)	2,298	61,540
Concert Pharmaceuticals, Inc. *	1,187	12,001
Corvus Pharmaceuticals, Inc. *	259	4,261
Curis, Inc. *	8,583	22,402
Cytokinetics, Inc. *(a)	2,136	19,608
CytomX Therapeutics, Inc. *(a)	1,591	24,947
CytRx Corp. *(a)	4,998	2,940
Dimension Therapeutics, Inc. *	449	3,588
Dyax Corp. CVR *(b)	11,242	12,479
Dynavax Technologies Corp. *(a)	3,029	31,774

See notes to Schedule of Investments

Eagle Pharmaceuticals, Inc. *(a)	662	46,340
Edge Therapeutics, Inc. *(a)	906	9,431
Editas Medicine, Inc. *	525	7,077
Eiger BioPharmaceuticals, Inc. *	270	3,615
Emergent BioSolutions, Inc. *	2,531	79,802
Enanta Pharmaceuticals, Inc. *	1,235	32,863
Epizyme, Inc. *	3,242	31,901
Esperion Therapeutics, Inc. *(a)	1,013	14,030
Exact Sciences Corp. *(a)	9,129	169,526
Exelixis, Inc. *	19,635	251,132
FibroGen, Inc. *	4,522	93,605
Five Prime Therapeutics, Inc. *	2,330	122,302
Flexion Therapeutics, Inc. *	1,814	35,446
Fortress Biotech, Inc. *	2,656	7,888
Foundation Medicine, Inc. *(a)	920	21,482
Galena Biopharma, Inc. *(a)	14,289	5,005
Genomic Health, Inc. *	1,445	41,789
Geron Corp. *(a)	13,372	30,221
Global Blood Therapeutics, Inc. *(a)	1,096	25,263
GlycoMimetics, Inc. *	798	5,706
Halozyme Therapeutics, Inc. *	9,416	113,745
Heron Therapeutics, Inc. *(a)	2,744	47,279
Idera Pharmaceuticals, Inc. *(a)	7,586	19,420
Ignyta, Inc. *	1,416	8,907
Immune Design Corp. *(a)	874	6,625
ImmunoGen, Inc. *(a)	6,651	17,825
Immunomedics, Inc. *(a)	6,814	22,146
Infinity Pharmaceuticals, Inc. *	4,129	6,441
Inotek Pharmaceuticals Corp. *(a)	1,360	12,893
Inovio Pharmaceuticals, Inc. *(a)	5,391	50,244
Insmed, Inc. *	5,347	77,638
Insys Therapeutics, Inc. *(a)	1,760	20,750
Intellia Therapeutics, Inc. *	544	9,259
Invitae Corp. *	1,773	15,531
Ironwood Pharmaceuticals, Inc. *	11,173	177,427
Kadmon Holdings, Inc. *	755	5,542
Karyopharm Therapeutics, Inc. *	1,782	17,339
Keryx Biopharmaceuticals, Inc. *(a)	6,152	32,667
Kite Pharma, Inc. *(a)	3,384	189,030
La Jolla Pharmaceutical Co. *	1,202	28,596
Lexicon Pharmaceuticals, Inc. *(a)	3,233	58,420
Ligand Pharmaceuticals, Inc. *(a)	1,645	167,889
Lion Biotechnologies, Inc. *(a)	4,591	37,784
Loxo Oncology, Inc. *(a)	1,039	27,201

See notes to Schedule of Investments

MacroGenics, Inc. *	2,753	82,342
MannKind Corp. *(a)	25,267	15,666
Medgenics, Inc. *	1,299	7,235
MediciNova, Inc. *(a)	2,314	17,332
Merrimack Pharmaceuticals, Inc. *(a)	10,539	66,923
MiMedx Group, Inc. *(a)	8,019	68,803
Minerva Neurosciences, Inc. *(a)	1,246	17,587
Mirati Therapeutics, Inc. *	893	5,903
Momenta Pharmaceuticals, Inc. *	5,612	65,604
Myriad Genetics, Inc. *	5,830	119,981
NantKwest, Inc. *(a)	1,305	10,153
Natera, Inc. *	2,032	22,576
NewLink Genetics Corp. *(a)	1,605	24,107
Novavax, Inc. *(a)	20,685	43,025
OncoMed Pharmaceuticals, Inc. *	1,833	20,951
Ophthotech Corp. *	2,634	121,506
Organovo Holdings, Inc. *(a)	5,600	21,224
Osiris Therapeutics, Inc. *(a)	1,445	7,167
Otonomy, Inc. *	1,873	34,070
OvaScience, Inc. *(a)	1,811	12,967
PDL BioPharma, Inc.	12,664	42,424
Pfenex, Inc. *	1,259	11,268
PharmAthene, Inc. *	4,855	14,080
Portola Pharmaceuticals, Inc. *	4,254	96,608
Progenics Pharmaceuticals, Inc. *	5,151	32,606
Protagonist Therapeutics, Inc. *	514	10,861
Proteostasis Therapeutics, Inc. *	494	7,701
Prothena Corp. plc *	2,999	179,850
PTC Therapeutics, Inc. *(a)	2,612	36,594
Puma Biotechnology, Inc. *	2,132	142,951
Radius Health, Inc. *(a)	2,725	147,395
Raptor Pharmaceutical Corp. *	7,386	66,252
REGENXBIO, Inc. *	1,578	22,108
Regulus Therapeutics, Inc. *	2,183	7,204
Repligen Corp. *	2,916	88,034
Retrophin, Inc. *(a)	3,127	69,982
Rigel Pharmaceuticals, Inc. *	7,590	27,855
Sage Therapeutics, Inc. *	2,537	116,829
Sangamo BioSciences, Inc. *(a)	5,756	26,650
Sarepta Therapeutics, Inc. *(a)	3,690	226,603
Selecta Biosciences, Inc. *	433	6,170
Seres Therapeutics, Inc. *(a)	1,389	17,071
Sorrento Therapeutics, Inc. *	2,189	16,943
Spark Therapeutics, Inc. *	1,651	99,159

See notes to Schedule of Investments

Spectrum Pharmaceuticals, Inc. *	6,050	28,254
Stemline Therapeutics, Inc. *	1,313	14,220
Syndax Pharmaceuticals, Inc. *(a)	367	5,564
Synergy Pharmaceuticals, Inc. *(a)	15,667	86,325
Synthetic Biologics, Inc. *(a)	5,897	10,143
Syros Pharmaceuticals, Inc. *	366	5,076
T2 Biosystems, Inc. *	524	3,794
TESARO, Inc. *	2,315	232,056
TG Therapeutics, Inc. *(a)	2,728	21,115
Tobira Therapeutics, Inc. *	690	27,421
Tokai Pharmaceuticals, Inc. *(a)	500	765
Trevena, Inc. *	3,486	23,531
Trius Therapeutics, Inc *(b)	3,210	417
Trovagene, Inc. *	1,887	8,473
Ultragenyx Pharmaceutical, Inc. *	3,111	220,694
Vanda Pharmaceuticals, Inc. *	2,855	47,507
Versartis, Inc. *	2,359	28,898
Vitae Pharmaceuticals, Inc. *	2,049	42,865
Vital Therapies, Inc. *(a)	1,295	7,925
Voyager Therapeutics, Inc. *(a)	521	6,257
vTv Therapeutics, Inc., Class A *	500	3,595
XBiotech, Inc. *(a)	1,362	18,333
Xencor, Inc. *	2,515	61,592
Zafgen, Inc. *	1,272	4,210
ZIOPHARM Oncology, Inc. *(a)	10,495	59,087
		7,799,706

Building Products - 1.0%
AAON, Inc.	3,489	100,553
Advanced Drainage Systems, Inc.	2,999	72,156
American Woodmark Corp. *	1,194	96,201
Apogee Enterprises, Inc.	2,452	109,580
Armstrong Flooring, Inc. *	1,823	34,418
Builders FirstSource, Inc. *	7,242	83,355
Caesarstone Ltd. *	1,857	70,027
Continental Building Products, Inc. *	2,745	57,617
CSW Industrials, Inc. *	1,123	36,374
Gibraltar Industries, Inc. *	2,724	101,197
Griffon Corp.	2,639	44,889
Insteel Industries, Inc.	1,366	49,504
Masonite International Corp. *	2,623	163,072
NCI Building Systems, Inc. *	2,120	30,931
Patrick Industries, Inc. *	1,253	77,586
PGT, Inc. *	3,685	39,319

See notes to Schedule of Investments

Ply Gem Holdings, Inc. *	1,362	18,196
Quanex Building Products Corp.	2,614	45,118
Simpson Manufacturing Co., Inc.	3,585	157,561
Trex Co., Inc. *	2,548	149,618
Universal Forest Products, Inc.	1,712	168,615
		1,705,887

Capital Markets - 1.2%
Arlington Asset Investment Corp., Class A (a)	1,962	29,018
Associated Capital Group, Inc., Class A	520	18,439
B. Riley Financial, Inc.	724	9,673
BGC Partners, Inc., Class A	18,805	164,544
Calamos Asset Management, Inc., Class A	1,559	10,632
Cohen & Steers, Inc.	1,662	71,050
Cowen Group, Inc., Class A *(a)	8,597	31,207
Diamond Hill Investment Group, Inc.	250	46,197
Evercore Partners, Inc., Class A	3,372	173,692
FBR & Co.	488	6,461
Fifth Street Asset Management, Inc.	520	2,865
Financial Engines, Inc.	4,620	137,260
GAIN Capital Holdings, Inc.	2,074	12,817
GAMCO Investors, Inc., Class A	342	9,737
Greenhill & Co., Inc.	2,260	53,268
Hennessy Advisors, Inc.	225	7,981
Houlihan Lokey, Inc.	950	23,797
INTL. FCStone, Inc. *	1,181	45,882
Investment Technology Group, Inc.	2,642	45,284
Janus Capital Group, Inc.	12,476	174,789
KCG Holdings, Inc., Class A *	4,088	63,487
Ladenburg Thalmann Financial Services, Inc. *	8,462	19,547
Manning & Napier, Inc.	1,164	8,253
Medley Management, Inc., Class A	520	4,373
Moelis & Co., Class A	1,358	36,517
OM Asset Management plc	3,127	43,497
Oppenheimer Holdings, Inc., Class A	932	13,318
Piper Jaffray Cos. *	1,194	57,670
PJT Partners, Inc., Class A	1,381	37,660
Pzena Investment Management, Inc., Class A	491	3,781
Safeguard Scientifics, Inc. *	1,902	24,650
Silvercrest Asset Management Group, Inc., Class A	548	6,505
Stifel Financial Corp. *	5,542	213,090
Value Line, Inc.	91	1,478
Virtu Financial, Inc.	1,963	29,386
Virtus Investment Partners, Inc.	458	44,820

See notes to Schedule of Investments

Waddell & Reed Financial, Inc., Class A	6,858	124,541
Westwood Holdings Group, Inc.	603	32,025
Wins Finance Holdings, Inc. *	110	3,253
WisdomTree Investments, Inc. (a)	9,928	102,159
		1,944,603

Chemicals - 2.2%
A Schulman, Inc.	2,260	65,811
AgroFresh Solutions, Inc. *	1,715	9,072
American Vanguard Corp.	2,506	40,246
Balchem Corp.	2,718	210,727
Calgon Carbon Corp.	4,068	61,712
Chase Corp.	526	36,357
Chemours Co. (The)	15,829	253,264
Chemtura Corp. *	5,503	180,553
Codexis, Inc. *	2,608	11,580
Ferro Corp. *	7,188	99,266
Flotek Industries, Inc. *(a)	4,728	68,745
FutureFuel Corp.	1,874	21,139
GCP Applied Technologies, Inc. *	6,126	173,488
Hawkins, Inc.	749	32,454
HB Fuller Co.	4,330	201,215
Ingevity Corp. *	3,679	169,602
Innophos Holdings, Inc.	1,613	62,955
Innospec, Inc.	2,039	123,992
KMG Chemicals, Inc.	568	16,092
Koppers Holdings, Inc. *	1,585	51,005
Kraton Corp. *	2,418	84,727
Kronos Worldwide, Inc.	1,877	15,560
LSB Industries, Inc. *(a)	1,588	13,625
Minerals Technologies, Inc.	2,994	211,646
Olin Corp.	14,309	293,621
OMNOVA Solutions, Inc. *	3,910	33,000
PolyOne Corp.	7,250	245,123
Quaker Chemical Corp.	1,117	118,324
Rayonier Advanced Materials, Inc.	3,138	41,955
Sensient Technologies Corp.	3,846	291,527
Stepan Co.	1,696	123,231
TerraVia Holdings, Inc. *(a)	6,808	18,722
Trecora Resources *	1,798	20,533
Tredegar Corp.	2,145	39,876
Trinseo S.A.	2,482	140,382
Tronox Ltd., Class A (a)	4,908	45,988
Valhi, Inc. (a)	1,474	3,390

See notes to Schedule of Investments

		3,630,505

Commercial Services & Supplies - 2.1%
ABM Industries, Inc.	4,816	191,195
ACCO Brands Corp. *	8,482	81,767
Aqua Metals, Inc. *(a)	838	7,425
ARC Document Solutions, Inc. *	3,218	12,035
Brady Corp., Class A	3,952	136,779
Brink's Co. (The)	3,891	144,278
Casella Waste Systems, Inc., Class A *	3,332	34,320
CECO Environmental Corp.	2,281	25,730
CompX International, Inc.	124	1,436
Deluxe Corp.	4,224	282,248
Ennis, Inc.	2,271	38,266
Essendant, Inc.	2,957	60,678
G&K Services, Inc., Class A	1,692	161,569
Healthcare Services Group, Inc.	6,081	240,686
Heritage-Crystal Clean, Inc. *	692	9,190
Herman Miller, Inc.	5,172	147,919
HNI Corp.	3,915	155,817
InnerWorkings, Inc. *	2,898	27,299
Interface, Inc.	5,588	93,264
Kimball International, Inc., Class B	2,797	36,193
Knoll, Inc.	4,151	94,850
Matthews International Corp., Class A	2,761	167,758
McGrath RentCorp	2,018	63,991
Mobile Mini, Inc.	3,826	115,545
MSA Safety, Inc.	2,684	155,779
Multi-Color Corp.	1,079	71,214
NL Industries, Inc. *	532	2,091
Quad/Graphics, Inc.	2,476	66,159
SP Plus Corp. *	1,439	36,795
Steelcase, Inc., Class A	7,435	103,272
Team, Inc. *	2,411	78,864
Tetra Tech, Inc.	4,992	177,066
TRC Cos., Inc. *	1,320	11,444
UniFirst Corp.	1,305	172,077
US Ecology, Inc.	1,886	84,568
Viad Corp.	1,568	57,812
VSE Corp.	650	22,094
West Corp.	3,732	82,403
		3,451,876

See notes to Schedule of Investments

Communications Equipment - 1.7%
ADTRAN, Inc.	4,115	78,761
Aerohive Networks, Inc. *(a)	1,801	10,968
Applied Optoelectronics, Inc. *(a)	1,325	29,428
Bel Fuse, Inc., Class B	968	23,368
Black Box Corp.	1,186	16,485
CalAmp Corp. *	3,105	43,315
Calix, Inc. *	3,092	22,726
Ciena Corp. *	11,863	258,613
Clearfield, Inc. *(a)	1,022	19,214
Comtech Telecommunications Corp.	1,754	22,469
Digi International, Inc. *	2,313	26,368
EMCORE Corp.	1,917	10,927
Extreme Networks, Inc. *	8,019	36,005
Finisar Corp. *	9,288	276,782
Harmonic, Inc. *	5,980	35,461
Infinera Corp. *	12,137	109,597
InterDigital, Inc.	2,993	237,046
Ixia *(a)	5,542	69,275
KVH Industries, Inc. *	1,491	13,136
Lumentum Holdings, Inc. *	4,364	182,284
NETGEAR, Inc. *	2,797	169,191
NetScout Systems, Inc. *	7,740	226,395
Oclaro, Inc. *	9,485	81,097
Plantronics, Inc.	2,867	148,969
ShoreTel, Inc. *	5,065	40,520
Silicom Ltd.	438	18,133
Sonus Networks, Inc. *	4,404	34,263
Ubiquiti Networks, Inc. *(a)	2,241	119,894
ViaSat, Inc. *	3,840	286,656
Viavi Solutions, Inc. *	20,264	149,751
		2,797,097

Construction & Engineering - 0.8%
Aegion Corp. *	2,830	53,968
Ameresco, Inc., Class A *	1,452	7,638
Argan, Inc.	1,155	68,364
Comfort Systems USA, Inc.	3,203	93,880
Dycom Industries, Inc. *	2,639	215,817
EMCOR Group, Inc.	5,233	311,991
Granite Construction, Inc.	3,413	169,763
Great Lakes Dredge & Dock Corp. *	5,123	17,931
HC2 Holdings, Inc. *(a)	1,520	8,284
IES Holdings, Inc. *	610	10,852

See notes to Schedule of Investments

Layne Christensen Co. *	1,411	12,008
MasTec, Inc. *	5,719	170,083
MYR Group, Inc. *	1,170	35,217
NV5 Holdings, Inc. *	395	12,762
Orion Marine Group, Inc. *	2,350	16,098
Primoris Services Corp.	3,477	71,626
Tutor Perini Corp. *	2,896	62,177
		1,338,459

Construction Materials - 0.2%
Headwaters, Inc. *	6,283	106,308
Summit Materials, Inc., Class A *	6,579	122,041
United States Lime & Minerals, Inc.	156	10,296
US Concrete, Inc. *	1,160	53,435
		292,080

Consumer Finance - 0.5%
Encore Capital Group, Inc. *(a)	1,856	41,723
Enova International, Inc. *	2,251	21,790
Ezcorp, Inc., Class A *	4,319	47,768
FirstCash, Inc.	4,110	193,499
Green Dot Corp., Class A *	3,541	81,655
LendingClub Corp. *(a)	28,408	175,561
Nelnet, Inc., Class A	1,738	70,163
PRA Group, Inc. *(a)	3,981	137,504
Regional Management Corp. *	935	20,243
World Acceptance Corp. *(a)	581	28,492
		818,398

Containers & Packaging - 0.1%
AEP Industries, Inc.	367	40,139
Greif, Inc.:
Class A	2,211	109,643
Class B	446	27,023
Multi Packaging Solutions International Ltd. *	1,453	20,938
Myers Industries, Inc.	1,882	24,447
UFP Technologies, Inc. *	499	13,224
		235,414

Distributors - 0.1%
Core-Mark Holding Co., Inc.	3,946	141,267
Weyco Group, Inc.	562	15,101
		156,368

See notes to Schedule of Investments

Diversified Consumer Services - 0.9%
American Public Education, Inc. *	1,323	26,209
Apollo Education Group, Inc. *	7,281	57,884
Ascent Capital Group, Inc., Class A *	1,027	23,795
Bridgepoint Education, Inc. *	1,306	8,972
Bright Horizons Family Solutions, Inc. *	3,794	253,781
Cambium Learning Group, Inc. *	1,013	5,501
Capella Education Co.	953	55,312
Career Education Corp. *	5,930	40,265
Carriage Services, Inc.	1,152	27,245
Chegg, Inc. *(a)	6,601	46,801
Collectors Universe, Inc.	618	11,451
DeVry Education Group, Inc. (a)	5,403	124,593
Grand Canyon Education, Inc. *	3,884	156,875
Houghton Mifflin Harcourt Co. *	10,714	143,675
K12, Inc. *	3,081	44,212
Liberty Tax, Inc.	395	5,048
LifeLock, Inc. *	7,301	123,533
Regis Corp. *	3,158	39,633
Sotheby's	4,255	161,775
Strayer Education, Inc. *	932	43,506
Weight Watchers International, Inc. *(a)	2,151	22,198
		1,422,264

Diversified Financial Services - 0.1%
BBX Capital Corp., Class A *(a)	622	12,832
FNFV Group *	5,606	69,963
Marlin Business Services Corp.	795	15,407
NewStar Financial, Inc. *	2,242	21,770
On Deck Capital, Inc. *(a)	3,739	21,312
PICO Holdings, Inc. *	1,974	23,274
Tiptree Financial, Inc., Class A	2,311	13,727
		178,285

Diversified Telecommunication Services - 0.6%
ATN International, Inc.	816	53,073
Cincinnati Bell, Inc. *	17,650	72,012
Cogent Communications Holdings, Inc.	3,590	132,148
Consolidated Communications Holdings, Inc.	4,291	108,305
FairPoint Communications, Inc. *	1,772	26,633
General Communication, Inc., Class A *	2,256	31,020
Globalstar, Inc. *(a)	29,070	35,175
Hawaiian Telcom Holdco, Inc. *	469	10,501
IDT Corp., Class B	1,313	22,636

See notes to Schedule of Investments

Inteliquent, Inc.	2,529	40,818
Intelsat S.A. *(a)	2,452	6,645
Iridium Communications, Inc. *	6,339	51,409
Lumos Networks Corp. *	1,756	24,584
ORBCOMM, Inc. *	5,583	57,226
pdvWireless, Inc. *	1,002	22,946
Straight Path Communications, Inc., Class B *(a)	722	18,490
Vonage Holdings Corp. *	16,504	109,091
Winsdtream Holdings, Inc. (a)	7,781	78,199
		900,911

Electric Utilities - 1.1%
ALLETE, Inc.	4,289	255,710
El Paso Electric Co.	3,491	163,274
Empire District Electric Co. (The)	3,813	130,176
Genie Energy Ltd., Class B *	966	5,699
IDACORP, Inc.	4,366	341,771
MGE Energy, Inc.	3,021	170,717
Otter Tail Corp.	3,144	108,751
PNM Resources, Inc.	6,909	226,063
Portland General Electric Co.	7,733	329,348
Spark Energy, Inc., Class A (a)	264	7,690
		1,739,199

Electrical Equipment - 0.6%
Allied Motion Technologies, Inc.	482	9,115
American Superconductor Corp. *(a)	914	6,407
Atkore International Group, Inc. *	1,023	19,171
AZZ, Inc.	2,237	146,009
Babcock & Wilcox Enterprises, Inc. *	3,563	58,789
Encore Wire Corp.	1,601	58,869
Energous Corp. *(a)	1,155	22,650
EnerSys	3,764	260,431
FuelCell Energy, Inc. *	1,721	9,328
Generac Holdings, Inc. *	5,645	204,913
General Cable Corp.	3,773	56,519
LSI Industries, Inc.	1,507	16,924
Plug Power, Inc. *(a)	14,972	25,602
Powell Industries, Inc.	811	32,481
Power Solutions International, Inc. *(a)	402	4,120
Preformed Line Products Co.	222	9,362
Sunrun, Inc. *(a)	4,928	31,046
Thermon Group Holdings, Inc. *	2,669	52,713
TPI Composites, Inc. *	506	10,758

See notes to Schedule of Investments

Vicor Corp. *	1,707	19,801
		1,055,008

Electronic Equipment & Instruments - 2.5%
Agilysys, Inc. *	1,316	14,634
Anixter International, Inc. *	2,505	161,572
AVX Corp.	3,566	49,175
Badger Meter, Inc.	2,234	74,861
Belden, Inc.	3,622	249,882
Benchmark Electronics, Inc. *	4,044	100,898
Coherent, Inc. *	2,090	231,029
Control4 Corp. *(a)	1,024	12,575
CTS Corp.	2,562	47,653
Daktronics, Inc.	2,960	28,238
DTS, Inc.	1,365	58,067
Electro Scientific Industries, Inc. *	2,143	12,087
ePlus, Inc. *	467	44,089
Fabrinet *	3,011	134,260
FARO Technologies, Inc. *	1,341	48,209
II-VI, Inc. *	5,140	125,056
Insight Enterprises, Inc. *	2,991	97,357
InvenSense, Inc. *(a)	6,369	47,258
Itron, Inc. *	2,889	161,091
Kimball Electronics, Inc. *	2,097	29,064
Knowles Corp. *	7,626	107,145
Littelfuse, Inc.	1,912	246,285
Maxwell Technologies, Inc. *	2,454	12,663
Mesa Laboratories, Inc.	233	26,646
Methode Electronics, Inc.	2,959	103,476
MTS Systems Corp.	1,300	59,839
Novanta, Inc. *	2,626	45,561
OSI Systems, Inc. *	1,512	98,855
Park Electrochemical Corp.	1,804	31,335
PC Connection, Inc.	756	19,974
Plexus Corp. *	2,880	134,726
Radisys Corp. *	2,776	14,838
Rofin-Sinar Technologies, Inc. *	2,173	69,927
Rogers Corp. *	1,437	87,772
Sanmina Corp. *	6,346	180,671
ScanSource, Inc. *	2,089	76,249
SYNNEX Corp.	2,525	288,128
Systemax, Inc.	1,000	7,920
Tech Data Corp. *	3,023	256,078
TTM Technologies, Inc. *	6,260	71,677

See notes to Schedule of Investments

Universal Display Corp. *	3,583	198,892
Vishay Intertechnology, Inc.	11,785	166,051
Vishay Precision Group, Inc. *	1,011	16,206
		4,047,969

Energy Equipment & Services - 0.9%
Archrock, Inc.	6,010	78,611
Atwood Oceanics, Inc. (a)	4,989	43,354
Bristow Group, Inc.	2,689	37,700
CARBO Ceramics, Inc. (a)	1,515	16,574
Dawson Geophysical Co. *	1,572	11,994
Era Group, Inc. *	1,735	13,967
Exterran Corp. *	2,624	41,144
Fairmount Santrol Holdings, Inc. *(a)	6,037	51,194
Forum Energy Technologies, Inc. *	5,186	102,994
Geospace Technologies Corp. *(a)	1,271	24,759
Helix Energy Solutions Group, Inc. *	8,174	66,455
Hornbeck Offshore Services, Inc. *(a)	2,469	13,579
Independence Contract Drilling, Inc. *	2,336	12,264
Matrix Service Co. *	2,252	42,247
McDermott International, Inc. *	20,879	104,604
Natural Gas Services Group, Inc. *	1,066	26,213
Newpark Resources, Inc. *	6,491	47,774
Oil States International, Inc. *	4,422	139,603
Parker Drilling Co. *	10,148	22,021
PHI, Inc. *	1,085	19,714
Pioneer Energy Services Corp. *	5,200	21,008
RigNet, Inc. *	1,109	16,768
SEACOR Holdings, Inc. *	1,242	73,887
Seadrill Ltd. *(a)	29,466	69,834
Tesco Corp.	3,109	25,369
TETRA Technologies, Inc. *	6,615	40,418
Tidewater, Inc. (a)	3,629	10,234
Unit Corp. *	4,371	81,301
US Silica Holdings, Inc. (a)	5,529	257,430
Willbros Group, Inc. *	3,370	6,336
		1,519,350

Equity Real Estate Investment Trusts (REITs) - 7.0%
Acadia Realty Trust	6,904	250,201
Agree Realty Corp.	1,846	91,266
Alexander's, Inc.	184	77,206
American Assets Trust, Inc.	3,378	146,538
Armada Hoffler Properties, Inc.	2,875	38,525

See notes to Schedule of Investments

Ashford Hospitality Prime, Inc.	2,002	28,228
Ashford Hospitality Trust, Inc.	6,276	36,966
Bluerock Residential Growth REIT, Inc.	1,454	18,902
CareTrust REIT, Inc.	4,554	67,308
CatchMark Timber Trust, Inc., Class A	3,052	35,678
CBL & Associates Properties, Inc.	14,580	177,001
Cedar Realty Trust, Inc.	7,099	51,113
Chatham Lodging Trust	2,956	56,903
Chesapeake Lodging Trust	5,134	117,569
City Office REIT, Inc.	1,465	18,649
Colony Starwood Homes (a)	5,616	161,179
Community Healthcare Trust, Inc.	982	21,525
CorEnergy Infrastructure Trust, Inc.	821	24,080
CoreSite Realty Corp.	2,896	214,420
Cousins Properties, Inc.	17,948	187,377
DiamondRock Hospitality Co.	17,345	157,840
DuPont Fabros Technology, Inc.	6,445	265,856
Easterly Government Properties, Inc.	2,527	48,215
EastGroup Properties, Inc.	2,729	200,745
Education Realty Trust, Inc.	6,349	273,896
Farmland Partners, Inc. (a)	907	10,158
FelCor Lodging Trust, Inc.	11,057	71,097
First Industrial Realty Trust, Inc.	10,034	283,160
First Potomac Realty Trust	5,123	46,875
Four Corners Property Trust, Inc.	5,219	111,321
Franklin Street Properties Corp.	9,022	113,677
GEO Group, Inc. (The)	6,415	152,549
Getty Realty Corp.	2,321	55,542
Gladstone Commercial Corp.	1,672	31,149
Global Medical REIT, Inc.	1,307	12,756
Global Net Lease, Inc.	14,735	120,238
Government Properties Income Trust (a)	6,056	136,987
Gramercy Property Trust	36,495	351,812
Healthcare Realty Trust, Inc.	9,862	335,900
Hersha Hospitality Trust	3,227	58,151
Hudson Pacific Properties, Inc.	8,081	265,622
Independence Realty Trust, Inc.	3,484	31,356
InfraREIT, Inc.	3,105	56,325
Investors Real Estate Trust	9,894	58,869
iStar, Inc. *	5,663	60,764
Kite Realty Group Trust	7,142	197,976
LaSalle Hotel Properties	9,219	220,058
Lexington Realty Trust	19,862	204,579
LTC Properties, Inc.	3,256	169,279

See notes to Schedule of Investments

Mack-Cali Realty Corp.	7,712	209,921
Medical Properties Trust, Inc.	20,489	302,623
Monmouth Real Estate Investment Corp.	5,012	71,521
Monogram Residential Trust, Inc.	14,551	154,823
National Health Investors, Inc.	3,219	252,627
National Storage Affiliates Trust	2,767	57,941
New Senior Investment Group, Inc.	5,949	68,651
New York REIT, Inc.	14,275	130,616
NexPoint Residential Trust, Inc.	1,463	28,763
NorthStar Realty Europe Corp.	4,647	50,885
One Liberty Properties, Inc.	1,012	24,450
Parkway Properties Inc/Md	6,927	117,828
Pebblebrook Hotel Trust	6,177	164,308
Pennsylvania Real Estate Investment Trust	5,900	135,877
Physicians Realty Trust	11,674	251,458
Potlatch Corp.	3,510	136,504
Preferred Apartment Communities, Inc., Class A	1,715	23,170
PS Business Parks, Inc.	1,703	193,410
QTS Realty Trust, Inc., Class A	4,044	213,725
RAIT Financial Trust	7,053	23,839
Ramco-Gershenson Properties Trust	6,804	127,507
Retail Opportunity Investments Corp.	9,292	204,052
Rexford Industrial Realty, Inc.	5,666	129,695
RLJ Lodging Trust	10,534	221,530
Ryman Hospitality Properties, Inc.	3,753	180,744
Sabra Health Care REIT, Inc.	5,580	140,504
Saul Centers, Inc.	748	49,817
Select Income REIT	5,478	147,358
Seritage Growth Properties REIT, Class A (a)	2,156	109,266
Silver Bay Realty Trust Corp.	2,806	49,189
STAG Industrial, Inc.	5,938	145,540
Summit Hotel Properties, Inc.	7,476	98,384
Sunstone Hotel Investors, Inc.	18,779	240,183
Terreno Realty Corp.	3,903	107,372
Tier REIT, Inc.	3,722	57,468
UMH Properties, Inc.	1,825	21,754
Universal Health Realty Income Trust	985	62,075
Urban Edge Properties	7,754	218,198
Urstadt Biddle Properties, Inc., Class A	2,285	50,773
Washington Prime Group, Inc.	16,051	198,711
Washington Real Estate Investment Trust	6,344	197,425
Whitestone REIT	1,829	25,387

See notes to Schedule of Investments

Xenia Hotels & Resorts, Inc.	8,935	135,633
		11,454,891

Food & Staples Retailing - 0.5%
Andersons, Inc. (The)	2,192	79,307
Chefs' Warehouse, Inc. (The) *(a)	1,456	16,220
Ingles Markets, Inc., Class A	1,087	42,980
Natural Grocers by Vitamin Cottage, Inc. *	875	9,765
Performance Food Group Co. *	2,918	72,366
PriceSmart, Inc.	1,730	144,905
Smart & Final Stores, Inc. *(a)	1,874	23,931
SpartanNash Co.	3,190	92,255
SUPERVALU, Inc. *	22,967	114,605
United Natural Foods, Inc. *	4,285	171,572
Village Super Market, Inc., Class A	640	20,486
Weis Markets, Inc.	747	39,591
		827,983

Food Products - 1.3%
AdvancePierre Foods Holdings, Inc.	1,784	49,167
Alico, Inc.	267	7,172
Amplify Snack Brands, Inc. *(a)	2,278	36,903
B&G Foods, Inc.	5,678	279,244
Cal-Maine Foods, Inc. (a)	2,672	102,979
Calavo Growers, Inc.	1,337	87,480
Darling Ingredients, Inc. *	14,188	191,680
Dean Foods Co.	7,914	129,789
Farmer Bros Co. *	538	19,126
Fresh Del Monte Produce, Inc.	2,793	167,301
Freshpet, Inc. *(a)	1,604	13,874
Inventure Foods, Inc. *	1,177	11,064
J&J Snack Foods Corp.	1,297	154,499
John B Sanfilippo & Son, Inc.	716	36,752
Lancaster Colony Corp.	1,622	214,250
Landec Corp. *	2,282	30,602
Lifeway Foods, Inc. *	385	6,522
Limoneira Co.	753	14,232
Omega Protein Corp. *	1,591	37,182
Sanderson Farms, Inc.	1,728	166,458
Seaboard Corp. *	23	79,120
Seneca Foods Corp., Class A *	594	16,774
Snyder's-Lance, Inc.	6,955	233,549

See notes to Schedule of Investments

Tootsie Roll Industries, Inc. (a)	1,481	54,545
		2,140,264

Gas Utilities - 1.1%
Chesapeake Utilities Corp.	1,240	75,714
Delta Natural Gas Co., Inc.	532	12,688
New Jersey Resources Corp.	7,415	243,657
Northwest Natural Gas Co.	2,346	141,018
ONE Gas, Inc.	4,501	278,342
South Jersey Industries, Inc.	6,899	203,865
Southwest Gas Corp.	4,091	285,797
Spire, Inc.	3,863	246,228
WGL Holdings, Inc.	4,361	273,435
		1,760,744

Health Care Equipment & Supplies - 3.0%
Abaxis, Inc.	1,894	97,768
Accuray, Inc. *(a)	6,420	40,895
Analogic Corp.	1,075	95,245
AngioDynamics, Inc. *	2,155	37,799
Anika Therapeutics, Inc. *	1,142	54,645
AtriCure, Inc. *	2,456	38,854
Atrion Corp.	110	46,926
Avinger, Inc. *	851	4,059
AxoGen, Inc. *	1,880	16,976
Cantel Medical Corp.	3,094	241,270
Cardiovascular Systems, Inc. *	2,478	58,828
Cerus Corp. *(a)	7,927	49,227
ConforMIS, Inc. *(a)	2,786	27,637
CONMED Corp.	2,382	95,423
Corindus Vascular Robotics, Inc. *(a)	1,737	1,928
CryoLife, Inc.	2,420	42,519
Cutera, Inc. *	1,118	13,327
Cynosure, Inc., Class A *	2,047	104,274
Endologix, Inc. *(a)	7,000	89,600
Entellus Medical, Inc. *(a)	465	10,314
Exactech, Inc. *	863	23,327
GenMark Diagnostics, Inc. *	3,729	44,002
Glaukos Corp. *	1,302	49,137
Globus Medical, Inc., Class A *	6,051	136,571
Haemonetics Corp. *	4,419	160,012
Halyard Health, Inc. *	4,043	140,130
ICU Medical, Inc. *	1,270	160,503
Inogen, Inc. *	1,409	84,399

See notes to Schedule of Investments

Insulet Corp. *	4,982	203,963
Integer Holdings Corp. *	2,383	51,687
Integra LifeSciences Holdings Corp. *	2,611	215,538
Invacare Corp.	2,498	27,903
InVivo Therapeutics Holdings Corp. *(a)	2,050	13,940
iRadimed Corp. *(a)	219	3,721
IRIDEX Corp. *	588	8,520
K2M Group Holdings, Inc. *	2,005	35,649
LeMaitre Vascular, Inc.	917	18,193
Masimo Corp. *	3,529	209,940
Meridian Bioscience, Inc.	3,556	68,595
Merit Medical Systems, Inc. *	3,534	85,841
Natus Medical, Inc. *	2,809	110,366
Neogen Corp. *	3,146	175,987
Nevro Corp. *	2,074	216,505
Novocure Ltd. *(a)	3,947	33,707
NuVasive, Inc. *	4,280	285,305
NxStage Medical, Inc. *	5,498	137,395
OraSure Technologies, Inc. *	4,811	38,344
Orthofix International NV *	1,448	61,931
Oxford Immunotec Global plc *	1,917	24,078
Penumbra, Inc. *	2,198	167,026
Quidel Corp. *(a)	2,221	49,062
Rockwell Medical, Inc. *(a)	3,471	23,256
RTI Surgical, Inc. *	4,427	13,856
Second Sight Medical Products, Inc. *(a)	912	3,210
Senseonics Holdings, Inc. *	2,167	8,451
Spectranetics Corp. (The) *(a)	3,691	92,607
STAAR Surgical Co. *	3,235	30,409
SurModics, Inc. *	1,145	34,453
Tactile Systems Technology, Inc. *	398	7,443
Tandem Diabetes Care, Inc. *	810	6,205
TransEnterix, Inc. *	2,569	4,342
Utah Medical Products, Inc.	296	17,701
Vascular Solutions, Inc. *	1,424	68,679
Veracyte, Inc. *	444	3,379
ViewRay, Inc. *(a)	517	2,337
Wright Medical Group N.V. *	8,911	218,587
Zeltiq Aesthetics, Inc. *(a)	3,062	120,092
		4,863,798

Health Care Providers & Services - 2.0%
AAC Holdings, Inc. *(a)	500	8,695
Aceto Corp.	2,247	42,671
See notes to Schedule of Investments

Addus HomeCare Corp. *	471	12,321
Adeptus Health, Inc., Class A *(a)	1,194	51,402
Air Methods Corp. *(a)	3,073	96,769
Almost Family, Inc. *	554	20,371
Amedisys, Inc. *	2,415	114,568
American Renal Associates Holdings, Inc. *	680	12,424
AMN Healthcare Services, Inc. *	4,088	130,285
BioScrip, Inc., Common *(a)	9,711	28,065
BioTelemetry, Inc. *	2,365	43,918
Capital Senior Living Corp. *	2,506	42,101
Chemed Corp.	1,397	197,075
Civitas Solutions, Inc. *	1,020	18,625
Community Health Systems, Inc. *	9,533	110,011
CorVel Corp. *	664	25,498
Cross Country Healthcare, Inc. *	2,877	33,891
Diplomat Pharmacy, Inc. *(a)	3,949	110,611
Ensign Group, Inc. (The)	3,978	80,077
Genesis Healthcare, Inc. *	2,829	7,553
HealthEquity, Inc. *	3,727	141,067
HealthSouth Corp.	7,663	310,888
Healthways, Inc. *	2,752	72,818
Kindred Healthcare, Inc.	7,278	74,381
Landauer, Inc.	822	36,563
LHC Group, Inc. *	1,294	47,723
Magellan Health, Inc. *	2,147	115,358
Molina Healthcare, Inc. *	3,737	217,942
National HealthCare Corp.	872	57,543
National Research Corp., Class A	681	11,093
Nobilis Health Corp. *(a)	4,791	16,050
Owens & Minor, Inc.	5,393	187,299
PharMerica Corp. *	2,345	65,824
Providence Service Corp. (The) *	1,065	51,791
Quorum Health Corp. *	2,311	14,490
RadNet, Inc. *	2,930	21,682
Select Medical Holdings Corp. *	9,219	124,456
Surgery Partners, Inc. *(a)	1,289	26,089
Surgical Care Affiliates, Inc. *	2,318	113,026
Team Health Holdings, Inc. *	5,861	190,834
Teladoc, Inc. *	1,617	29,607
Triple-S Management Corp., Class B *	2,042	44,781
Universal American Corp.	3,553	27,180
US Physical Therapy, Inc.	943	59,126

See notes to Schedule of Investments

USMD Holdings, Inc. *	183	4,143
		3,248,685

Health Care Technology - 0.5%
Castlight Health, Inc., Class B *(a)	2,604	10,833
Computer Programs & Systems, Inc. (a)	938	24,444
Cotiviti Holdings, Inc. *	986	33,061
Evolent Health, Inc., Class A *(a)	1,050	25,851
HealthStream, Inc. *	2,005	55,338
HMS Holdings Corp. *	7,279	161,376
Medidata Solutions, Inc. *	4,749	264,804
NantHealth, Inc. *	548	7,206
Omnicell, Inc. *	3,074	117,734
Press Ganey Holdings, Inc. *	1,725	69,690
Quality Systems, Inc.	3,856	43,650
Vocera Communications, Inc. *	1,818	30,724
		844,711

Hotels, Restaurants & Leisure - 2.6%
Belmond Ltd., Class A *	7,228	91,868
Biglari Holdings, Inc. *	80	34,882
BJ's Restaurants, Inc. *	1,819	64,665
Bloomin' Brands, Inc.	9,834	169,538
Bob Evans Farms, Inc.	1,625	62,237
Bojangles', Inc. *(a)	640	10,214
Boyd Gaming Corp. *	7,129	141,012
Buffalo Wild Wings, Inc. *	1,635	230,110
Caesars Acquisition Co., Class A *	4,096	50,872
Caesars Entertainment Corp. *(a)	4,594	34,225
Carrols Restaurant Group, Inc. *	3,096	40,898
Century Casinos, Inc. *	1,662	11,484
Cheesecake Factory, Inc. (The)	3,924	196,435
Churchill Downs, Inc.	1,166	170,644
Chuy's Holdings, Inc. *	1,271	35,512
ClubCorp Holdings, Inc.	5,559	80,439
Cracker Barrel Old Country Store, Inc. (a)	1,658	219,221
Dave & Buster's Entertainment, Inc. *	3,274	128,275
Del Frisco's Restaurant Group, Inc. *	2,117	28,516
Del Taco Restaurants, Inc. *	1,803	21,492
Denny's Corp. *	5,908	63,157
DineEquity, Inc.	1,512	119,735
El Pollo Loco Holdings, Inc. *(a)	1,580	19,892
Eldorado Resorts, Inc. *(a)	2,176	30,595
Empire Resorts, Inc. *	270	5,465

See notes to Schedule of Investments

Fiesta Restaurant Group, Inc. *	2,070	49,680
Fogo De Chao, Inc. *	400	4,228
Golden Entertainment, Inc.	803	10,013
Habit Restaurants, Inc., (The), Class A *(a)	887	12,418
International Speedway Corp., Class A	2,154	71,987
Interval Leisure Group, Inc.	9,774	167,820
Intrawest Resorts Holdings, Inc. *	1,551	25,157
Isle of Capri Casinos, Inc. *	1,930	43,000
J. Alexander's Holdings, Inc. *	1,066	10,799
Jack in the Box, Inc.	2,820	270,551
Jamba, Inc. *(a)	1,460	15,943
Kona Grill, Inc. *	652	8,196
La Quinta Holdings, Inc. *	7,327	81,916
Lindblad Expeditions Holdings, Inc. *	1,147	10,323
Luby's, Inc. *	1,516	6,504
Marcus Corp. (The)	1,417	35,482
Marriott Vacations Worldwide Corp.	1,935	141,874
Monarch Casino & Resort, Inc. *	917	23,081
Nathan's Famous, Inc. *	237	12,453
Noodles & Co. *	970	4,617
Papa John's International, Inc.	2,348	185,140
Penn National Gaming, Inc. *	6,159	83,578
Pinnacle Entertainment, Inc. *	4,721	58,257
Planet Fitness, Inc., Class A *(a)	1,610	32,313
Popeyes Louisiana Kitchen, Inc. *	1,787	94,961
Potbelly Corp. *	1,684	20,932
Red Lion Hotels Corp. *	1,106	9,224
Red Robin Gourmet Burgers, Inc. *	1,090	48,985
Red Rock Resorts, Inc., Class A	2,343	55,271
Ruby Tuesday, Inc. *	5,637	14,092
Ruth's Hospitality Group, Inc.	2,721	38,421
Scientific Games Corp., Class A *(a)	4,117	46,399
SeaWorld Entertainment, Inc. (a)	5,276	71,120
Shake Shack, Inc., Class A *(a)	1,224	42,436
Sonic Corp.	4,064	106,395
Speedway Motorsports, Inc.	1,049	18,735
Texas Roadhouse, Inc.	5,724	223,408
Wingstop, Inc. (a)	1,226	35,922
Zoe's Kitchen, Inc. *(a)	1,491	33,085
		4,286,099

Household Durables - 1.2%
Bassett Furniture Industries, Inc.	830	19,298
Beazer Homes USA, Inc. *	2,186	25,489

See notes to Schedule of Investments

Cavco Industries, Inc. *	684	67,750
Century Communities, Inc. *	1,175	25,274
CSS Industries, Inc.	772	19,748
Ethan Allen Interiors, Inc.	1,924	60,164
Flexsteel Industries, Inc.	560	28,963
GoPro, Inc., Class A *(a)	8,727	145,566
Green Brick Partners, Inc. *	1,109	9,160
Helen of Troy Ltd. *	2,420	208,532
Hooker Furniture Corp.	834	20,425
Hovnanian Enterprises, Inc., Class A *(a)	9,758	16,491
Installed Building Products, Inc. *	1,536	55,096
iRobot Corp. *	2,319	101,990
KB Home (a)	7,206	116,161
La-Z-Boy, Inc.	3,950	97,012
LGI Homes, Inc. *(a)	1,281	47,192
Libbey, Inc.	1,811	32,326
Lifetime Brands, Inc.	858	11,549
M/I Homes, Inc. *	1,848	43,557
MDC Holdings, Inc.	3,418	88,184
Meritage Homes Corp. *	3,303	114,614
NACCO Industries, Inc., Class A	302	20,524
New Home Co., Inc. (The) *(a)	775	8,269
Taylor Morrison Home Corp., Class A *	2,509	44,158
TopBuild Corp. *	3,328	110,490
TRI Pointe Group, Inc. *	12,863	169,534
UCP, Inc., Class A *	630	5,550
Universal Electronics, Inc. *	1,223	91,065
WCI Communities, Inc. *	1,688	40,039
William Lyon Homes, Class A *(a)	2,065	38,306
ZAGG, Inc. *	2,279	18,460
		1,900,936

Household Products - 0.3%
Central Garden & Pet Co. *(a)	789	20,514
Central Garden & Pet Co., Class A *	2,606	64,629
HRG Group, Inc. *	10,248	160,893
Oil-Dri Corp. of America	406	15,282
Orchids Paper Products Co. (a)	704	19,170
WD-40 Co.	1,216	136,715
		417,203

Independent Power and Renewable Electricity Producers - 0.6%
Atlantic Power Corp.	10,236	25,283
Atlantica Yield plc	5,084	96,647

See notes to Schedule of Investments

Dynegy, Inc. *	10,095	125,077
NRG Yield, Inc.:
Class A	2,663	43,460
Class C	5,481	92,958
Ormat Technologies, Inc.	3,359	162,609
Pattern Energy Group, Inc.	5,728	128,823
Talen Energy Corp. *	7,282	100,856
TerraForm Global, Inc., Class A *	7,121	29,267
TerraForm Power, Inc., Class A *	7,553	105,062
Vivint Solar, Inc. *(a)	1,800	5,688
		915,730

Industrial Conglomerates - 0.0%
Raven Industries, Inc.	2,917	67,179

Insurance - 2.1%
Ambac Financial Group, Inc. *	3,473	63,868
American Equity Investment Life Holding Co.	7,401	131,220
AMERISAFE, Inc.	1,636	96,164
Argo Group International Holdings Ltd.	2,490	140,486
Atlas Financial Holdings, Inc. *	1,031	16,259
Baldwin & Lyons, Inc., Class B	853	21,862
Blue Capital Reinsurance Holdings Ltd.	460	8,427
Citizens, Inc. *(a)	3,380	31,637
CNO Financial Group, Inc.	15,479	236,364
Crawford & Co., Class B	933	10,590
Donegal Group, Inc., Class A	916	14,757
eHealth, Inc. *	1,593	17,858
EMC Insurance Group, Inc.	745	20,063
Employers Holdings, Inc.	2,669	79,616
Enstar Group Ltd. *	983	161,674
FBL Financial Group, Inc., Class A	766	49,001
Federated National Holding Co.	1,014	18,952
Fidelity & Guaranty Life (a)	987	22,889
Genworth Financial, Inc., Class A *	43,475	215,636
Global Indemnity plc *	810	24,057
Greenlight Capital Re Ltd., Class A *	2,232	45,622
Hallmark Financial Services, Inc. *	1,205	12,399
HCI Group, Inc.	801	24,318
Heritage Insurance Holdings, Inc.	1,906	27,465
Horace Mann Educators Corp.	3,502	128,348
Independence Holding Co.	665	11,425
Infinity Property & Casualty Corp.	885	73,128
Investors Title Co.	111	11,045

See notes to Schedule of Investments

James River Group Holdings Ltd.	1,232	44,598
Kemper Corp.	3,426	134,710
Kinsale Capital Group, Inc.	558	12,276
Maiden Holdings Ltd.	5,106	64,795
MBIA, Inc. *	11,363	88,518
National General Holdings Corp.	4,181	92,985
National Interstate Corp.	681	22,153
National Western Life Group, Inc., Class A	193	39,636
Navigators Group, Inc. (The)	969	93,916
OneBeacon Insurance Group Ltd., Class A	1,823	26,032
Patriot National, Inc. *	731	6,586
Primerica, Inc. (a)	4,060	215,302
RLI Corp.	3,285	224,563
Safety Insurance Group, Inc.	1,242	83,487
Selective Insurance Group, Inc.	4,910	195,713
State Auto Financial Corp.	1,338	31,858
State National Cos., Inc.	2,290	25,465
Stewart Information Services Corp.	1,974	87,744
Third Point Reinsurance Ltd. *	5,150	61,800
Trupanion, Inc. *(a)	1,277	21,581
United Fire Group, Inc.	1,866	78,969
United Insurance Holdings Corp.	1,490	25,300
Universal Insurance Holdings, Inc. (a)	2,530	63,756
WMIH Corp. *	15,822	37,024
		3,493,897

Internet & Direct Marketing Retail - 0.5%
1-800-Flowers.com, Inc., Class A *	2,081	19,083
Blue Nile, Inc.	860	29,601
Duluth Holdings, Inc., Class B *(a)	634	16,807
Etsy, Inc. *(a)	9,068	129,491
FTD Cos., Inc. *	1,526	31,390
Gaia, Inc. *	1,050	7,560
HSN, Inc.	2,509	99,858
Lands' End, Inc. *(a)	1,477	21,417
Liberty TripAdvisor Holdings, Inc., Class A *	6,271	137,021
Nutrisystem, Inc.	2,351	69,801
Overstock.com, Inc. *	951	14,569
PetMed Express, Inc.	1,778	36,058
Shutterfly, Inc. *(a)	2,984	133,206
Wayfair, Inc., Class A *(a)	2,724	107,244
		853,106

See notes to Schedule of Investments

Internet Software & Services - 2.3%
2U, Inc. *(a)	3,167	121,264
Actua Corp. *	3,133	40,572
Alarm.com Holdings, Inc. *	650	18,759
Amber Road, Inc. *	800	7,720
Angie's List, Inc. *	3,417	33,862
Apigee Corp. *	1,200	20,880
Appfolio, Inc., Class A *(a)	450	8,748
Autobytel, Inc. *	679	12,086
Bankrate, Inc. *	3,695	31,334
Bazaarvoice, Inc. *	6,399	37,818
Benefitfocus, Inc. *(a)	1,003	40,040
Blucora, Inc. *	3,157	35,358
Box, Inc., Class A *(a)	3,804	59,951
Brightcove, Inc. *	2,425	31,646
Carbonite, Inc. *	1,044	16,036
Care.com, Inc. *	1,247	12,420
ChannelAdvisor Corp. *	1,855	23,985
Cimpress NV *(a)	2,167	219,257
comScore, Inc. *	4,123	126,411
Cornerstone OnDemand, Inc. *	4,349	199,837
Cvent, Inc. *	2,603	82,541
DHI Group, Inc. *	3,501	27,623
EarthLink Holdings Corp.	7,956	49,327
Endurance International Group Holdings, Inc. *(a)	4,524	39,585
Envestnet, Inc. *	3,578	130,418
Everyday Health, Inc. *	1,666	12,812
Five9, Inc. *(a)	2,574	40,360
Global Sources Ltd. *	639	5,419
Gogo, Inc. *	4,336	47,869
GrubHub, Inc. *(a)	6,977	299,941
GTT Communications, Inc. *	2,278	53,601
Hortonworks, Inc. *(a)	3,143	26,244
inContact, Inc. *	4,814	67,300
Instructure, Inc. *	819	20,778
Intralinks Holdings, Inc. *	3,311	33,309
j2 Global, Inc.	4,067	270,903
Limelight Networks, Inc. *	4,616	8,632
Liquidity Services, Inc. *	2,122	23,851
LivePerson, Inc. *	4,955	41,672
LogMeIn, Inc.	2,175	196,598
Marchex, Inc., Class B *	2,943	8,152
MeetMe, Inc. *	3,216	19,939
MINDBODY, Inc., Class A *(a)	1,122	22,059

See notes to Schedule of Investments

Monster Worldwide, Inc. *	7,023	25,353
New Relic, Inc. *(a)	1,711	65,566
NIC, Inc.	5,484	128,874
Numerex Corp., Class A *	1,078	8,387
Q2 Holdings, Inc. *	1,992	57,091
QuinStreet, Inc. *	2,943	8,888
Quotient Technology, Inc. *(a)	5,536	73,684
RealNetworks, Inc. *	1,733	7,729
Reis, Inc.	719	14,711
RetailMeNot, Inc. *	2,759	27,287
Rightside Group Ltd. *	906	8,245
Shutterstock, Inc. *(a)	1,515	96,505
SPS Commerce, Inc. *	1,431	105,050
Stamps.com, Inc. *(a)	1,397	132,030
TechTarget, Inc. *	1,109	8,939
TrueCar, Inc. *(a)	4,693	44,302
Web.com Group, Inc. *	3,382	58,407
WebMD Health Corp. *	3,224	160,233
Xactly Corp. *	1,779	26,187
XO Group, Inc. *	2,064	39,897
		3,724,282

IT Services - 1.9%
Acxiom Corp. *	6,698	178,502
ALJ Regional Holdings, Inc. *(a)	1,442	6,777
Blackhawk Network Holdings, Inc. *	4,744	143,127
CACI International, Inc., Class A *	2,102	212,092
Cardtronics plc, Class A *	3,893	173,628
Cass Information Systems, Inc.	943	53,421
Convergys Corp.	7,684	233,747
CSG Systems International, Inc.	2,770	114,484
Datalink Corp. *	1,373	14,568
EPAM Systems, Inc. *	4,164	288,607
EVERTEC, Inc.	5,077	85,192
ExlService Holdings, Inc. *	2,811	140,100
Forrester Research, Inc.	776	30,186
Hackett Group, Inc. (The)	1,931	31,900
Information Services Group, Inc. *	2,421	9,660
Lionbridge Technologies, Inc. *	5,129	25,645
ManTech International Corp., Class A	1,948	73,420
MAXIMUS, Inc.	5,545	313,625
MoneyGram International, Inc. *	2,614	18,559
NCI, Inc., Class A	470	5,438
NeuStar, Inc., Class A *(a)	4,677	124,361

See notes to Schedule of Investments

Perficient, Inc. *	2,876	57,951
PFSweb, Inc. *(a)	930	8,305
Planet Payment, Inc. *	3,299	12,239
Science Applications International Corp.	3,654	253,478
ServiceSource International, Inc. *	5,266	25,698
Sykes Enterprises, Inc. *	3,342	94,011
Syntel, Inc. *	2,789	116,887
TeleTech Holdings, Inc.	1,255	36,382
Travelport Worldwide Ltd.	9,982	150,030
Unisys Corp. *	3,852	37,519
Virtusa Corp. *	2,155	53,185
		3,122,724

Leisure Products - 0.3%
Arctic Cat, Inc. (a)	1,125	17,426
Callaway Golf Co.	8,143	94,540
Escalade, Inc.	888	11,331
JAKKS Pacific, Inc. *(a)	1,200	10,368
Johnson Outdoors, Inc., Class A	405	14,730
Malibu Boats, Inc., Class A *	1,378	20,532
Marine Products Corp.	813	7,293
MCBC Holdings, Inc.	550	6,270
Nautilus, Inc. *	2,675	60,776
Performance Sports Group Ltd. *(a)	3,499	14,206
Smith & Wesson Holding Corp. *(a)	4,733	125,851
Sturm Ruger & Co., Inc.	1,603	92,589
		475,912

Life Sciences - Tools & Services - 0.6%
Accelerate Diagnostics, Inc. *(a)	1,990	54,248
Albany Molecular Research, Inc. *	2,006	33,119
Cambrex Corp. *	2,752	122,354
ChromaDex Corp. *	2,230	6,645
Enzo Biochem, Inc. *	3,092	15,738
Fluidigm Corp. *(a)	2,221	17,790
INC Research Holdings, Inc., Class A *	3,576	159,418
Luminex Corp. *	3,221	73,181
Medpace Holdings, Inc. *	688	20,544
NanoString Technologies, Inc. *	900	17,982
NeoGenomics, Inc. *	4,132	33,965
Pacific Biosciences of California, Inc. *(a)	6,936	62,147
PAREXEL International Corp. *	4,536	315,025

See notes to Schedule of Investments

PRA Health Sciences, Inc. *	2,089	118,049
		1,050,205

Machinery - 3.1%
Actuant Corp., Class A	5,076	117,966
Alamo Group, Inc.	815	53,700
Albany International Corp., Class A	2,473	104,806
Altra Industrial Motion Corp.	2,038	59,041
American Railcar Industries, Inc. (a)	687	28,490
Astec Industries, Inc.	1,672	100,103
Barnes Group, Inc.	4,341	176,028
Blue Bird Corp. *	396	5,786
Briggs & Stratton Corp.	3,442	64,193
Chart Industries, Inc. *	2,641	86,704
CIRCOR International, Inc.	1,323	78,798
CLARCOR, Inc.	4,113	267,345
Columbus McKinnon Corp.	1,673	29,846
Douglas Dynamics, Inc.	1,724	55,065
Dynamic Materials Corp.	1,092	11,641
Energy Recovery, Inc. *	2,683	42,874
EnPro Industries, Inc.	1,761	100,060
ESCO Technologies, Inc.	2,195	101,892
ExOne Co. (The) *(a)	889	13,531
Federal Signal Corp.	4,825	63,979
Franklin Electric Co., Inc.	3,978	161,944
FreightCar America, Inc.	1,042	14,984
Gencor Industries, Inc. *	603	7,224
Gerber Scientific, Inc. *(b)	2,334	—
Global Brass & Copper Holdings, Inc.	1,646	47,553
Gorman-Rupp Co. (The)	1,373	35,163
Graham Corp.	863	16,483
Greenbrier Cos., Inc. (The) (a)	2,343	82,708
Hardinge, Inc.	911	10,139
Harsco Corp.	6,181	61,377
Hillenbrand, Inc.	5,100	161,364
Hurco Cos., Inc.	529	14,849
Hyster-Yale Materials Handling, Inc.	732	44,015
John Bean Technologies Corp.	2,516	177,504
Joy Global, Inc.	8,517	236,262
Kadant, Inc.	836	43,564
Kennametal, Inc.	6,824	198,032
Lindsay Corp. (a)	826	61,107
Lydall, Inc. *	1,313	67,134
Manitowoc Co., Inc. (The)	9,911	47,474

See notes to Schedule of Investments

Meritor, Inc. *	6,759	75,228
Milacron Holdings Corp. *	1,150	18,354
Miller Industries, Inc.	1,050	23,930
Mueller Industries, Inc.	4,894	158,663
Mueller Water Products, Inc., Class A	13,464	168,973
Navistar International Corp. *(a)	3,937	90,118
NN, Inc.	2,081	37,978
Omega Flex, Inc.	248	9,563
Proto Labs, Inc. *(a)	2,130	127,608
RBC Bearings, Inc. *	1,959	149,824
Rexnord Corp. *	7,161	153,317
SPX Corp. *	3,239	65,233
SPX FLOW, Inc. *	3,049	94,275
Standex International Corp.	1,097	101,878
Sun Hydraulics Corp.	1,860	60,022
Supreme Industries, Inc., Class A	1,011	19,512
Tennant Co.	1,420	92,016
Titan International, Inc.	3,947	39,944
TriMas Corp. *	3,495	65,042
Wabash National Corp. *	5,241	74,632
Watts Water Technologies, Inc., Class A	2,402	155,746
Woodward, Inc.	4,574	285,784
		5,118,368

Marine - 0.1%
Costamare, Inc.	2,062	18,847
Matson, Inc.	3,737	149,032
Scorpio Bulkers, Inc. *(a)	4,249	14,701
		182,580

Media - 1.4%
AMC Entertainment Holdings, Inc., Class A	1,817	56,491
Carmike Cinemas, Inc. *	1,988	64,988
Central European Media Enterprises Ltd., Class A *(a)	6,603	15,253
Daily Journal Corp. *	88	19,272
Entercom Communications Corp., Class A	2,183	28,248
Entravision Communications Corp., Class A	5,618	42,865
Eros International plc *(a)	2,183	33,444
EW Scripps Co., (The), Class A *	5,142	81,758
Gannett Co., Inc.	10,154	118,193
Global Eagle Entertainment, Inc. *	3,417	28,395
Gray Television, Inc. *	4,872	50,474
Hemisphere Media Group, Inc. *	742	9,460
IMAX Corp. *	5,088	147,399

See notes to Schedule of Investments

Liberty Braves Group:
Class A *	713	12,442
Class C *	2,452	42,616
Liberty Media Group LLC:
Class A *	1,783	51,083
Class C *	3,987	112,194
Loral Space & Communications, Inc. *	1,011	39,540
MDC Partners, Inc., Class A	3,992	42,794
Media General, Inc. *	9,422	173,647
Meredith Corp.	3,241	168,500
MSG Networks, Inc., Class A *	5,140	95,655
National CineMedia, Inc.	5,048	74,307
New Media Investment Group, Inc.	3,027	46,918
New York Times Co., (The), Class A	10,749	128,451
Nexstar Broadcasting Group, Inc., Class A (a)	2,578	148,776
Radio One, Inc., Class D *	1,923	5,827
Reading International, Inc., Class A *	1,506	20,105
Saga Communications, Inc., Class A	394	17,864
Salem Media Group, Inc.	861	5,063
Scholastic Corp.	2,336	91,945
Sinclair Broadcast Group, Inc., Class A	5,712	164,963
Time, Inc.	8,877	128,539
Townsquare Media, Inc., Class A *	783	7,313
tronc, Inc.	2,030	34,266
World Wrestling Entertainment, Inc., Class A	2,817	60,002
		2,369,050

Metals & Mining - 1.1%
AK Steel Holding Corp. *	20,488	98,957
Allegheny Technologies, Inc. (a)	9,377	169,442
Ampco-Pittsburgh Corp.	667	7,397
Carpenter Technology Corp.	3,994	164,792
Century Aluminum Co. *	3,803	26,431
Cliffs Natural Resources, Inc. *(a)	19,051	111,448
Coeur Mining, Inc. *(a)	13,993	165,537
Commercial Metals Co.	9,924	160,670
Ferroglobe plc	5,015	45,285
Gold Resource Corp.	3,896	28,908
Handy & Harman Ltd. *	202	4,250
Haynes International, Inc.	1,062	39,411
Hecla Mining Co.	32,965	187,901
Kaiser Aluminum Corp.	1,529	132,243
Materion Corp.	1,555	47,754
Olympic Steel, Inc.	846	18,697

See notes to Schedule of Investments

Real Industry, Inc. *	1,889	11,561
Ryerson Holding Corp. *	965	10,895
Schnitzer Steel Industries, Inc., Class A	2,273	47,506
Stillwater Mining Co. *	10,560	141,082
SunCoke Energy, Inc.	5,034	40,373
TimkenSteel Corp.	3,081	32,196
Worthington Industries, Inc.	3,891	186,885
		1,879,621

Mortgage Real Estate Investment Trusts (REITs) - 1.0%
AG Mortgage Investment Trust, Inc.	2,395	37,721
Altisource Residential Corp.	4,415	48,124
Anworth Mortgage Asset Corp.	8,089	39,798
Apollo Commercial Real Estate Finance, Inc.	6,230	101,985
Ares Commercial Real Estate Corp.	2,562	32,281
ARMOUR Residential REIT, Inc.	2,869	64,667
Capstead Mortgage Corp.	8,250	77,798
Colony Capital, Inc., Class A	9,719	177,177
CYS Investments, Inc.	12,204	106,419
Dynex Capital, Inc.	3,496	25,940
Great Ajax Corp.	1,009	13,773
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,511	82,052
Invesco Mortgage Capital, Inc.	9,724	148,097
Ladder Capital Corp.	3,368	44,592
MTGE Investment Corp.	3,949	67,883
New Residential Investment Corp.	20,997	289,969
New York Mortgage Trust, Inc. (a)	9,264	55,769
Orchid Island Capital, Inc.	1,416	14,755
Owens Realty Mortgage, Inc. (a)	782	13,544
PennyMac Mortgage Investment Trust	5,886	91,704
Redwood Trust, Inc.	6,587	93,272
Resource Capital Corp. (a)	2,766	35,432
United Development Funding IV (a)(b)	2,365	7,568
Western Asset Mortgage Capital Corp.	3,699	38,544
		1,708,864

Multi-Utilities - 0.5%
Avista Corp.	5,470	228,591
Black Hills Corp.	4,460	273,041
NorthWestern Corp.	4,205	241,914
Unitil Corp.	1,083	42,302
		785,848

See notes to Schedule of Investments

Multiline Retail - 0.2%
Big Lots, Inc.	3,849	183,790
Fred's, Inc., Class A	2,753	24,942
Ollie's Bargain Outlet Holdings, Inc. *(a)	1,576	41,307
Sears Holdings Corp. *(a)	877	10,050
Tuesday Morning Corp. *	3,766	22,521
		282,610

Oil, Gas & Consumable Fuels - 1.9%
Abraxas Petroleum Corp. *	7,685	12,988
Adams Resources & Energy, Inc.	189	7,431
Alon USA Energy, Inc.	2,410	19,425
Ardmore Shipping Corp.	1,617	11,384
Bill Barrett Corp. *	4,332	24,086
California Resources Corp. (a)	2,470	30,875
Callon Petroleum Co. *	12,172	191,100
Carrizo Oil & Gas, Inc. *	4,820	195,788
Clayton Williams Energy, Inc. *	515	44,002
Clean Energy Fuels Corp. *(a)	5,949	26,592
Cobalt International Energy, Inc. *	31,800	39,432
Contango Oil & Gas Co. *	1,560	15,943
CVR Energy, Inc. (a)	1,233	16,978
Delek US Holdings, Inc.	5,325	92,069
Denbury Resources, Inc. (a)	30,377	98,118
DHT Holdings, Inc.	7,166	30,025
Dorian LPG Ltd. *(a)	1,932	11,592
Earthstone Energy, Inc. *(a)	101	869
Eclipse Resources Corp. *	2,658	8,745
EP Energy Corp., Class A *(a)	3,016	13,210
Erin Energy Corp. *	1,082	2,543
Evolution Petroleum Corp.	1,370	8,604
EXCO Resources, Inc. *	14,704	15,733
Frontline Ltd. (a)	5,063	36,302
GasLog Ltd. (a)	3,212	46,735
Gener8 Maritime, Inc. *	3,059	15,662
Golar LNG Ltd. (a)	7,682	162,858
Green Plains, Inc.	2,929	76,740
Isramco, Inc. *	85	7,089
Jones Energy, Inc., Class A *	4,435	15,789
Matador Resources Co. *	7,172	174,566
Navios Maritime Acquisition Corp.	7,368	9,947
Nordic American Tankers Ltd. (a)	6,883	69,587
Northern Oil and Gas, Inc. *(a)	3,642	9,761
Oasis Petroleum, Inc. *	15,375	176,351

See notes to Schedule of Investments

Overseas Shipholding Group, Inc., Class A	2,804	29,638
Pacific Ethanol, Inc. *	1,816	12,548
Panhandle Oil and Gas, Inc., Class A	1,238	21,702
Par Pacific Holdings, Inc. *	2,179	28,501
PDC Energy, Inc. *	4,682	313,975
Renewable Energy Group, Inc. *	3,095	26,215
REX American Resources Corp. *	441	37,379
Ring Energy, Inc. *	2,786	30,507
RSP Permian, Inc. *	6,795	263,510
Sanchez Energy Corp. *	4,490	39,692
Scorpio Tankers, Inc.	13,801	63,899
SemGroup Corp., Class A	4,576	161,807
Ship Finance International Ltd. (a)	5,176	76,242
Synergy Resources Corp. *	16,055	111,261
Teekay Corp. (a)	3,424	26,399
Teekay Tankers Ltd., Class A	9,079	22,970
W&T Offshore, Inc. *(a)	3,057	5,380
Western Refining, Inc.	6,969	184,400
Westmoreland Coal Co. *	1,194	10,579
		3,185,523

Paper & Forest Products - 0.6%
Boise Cascade Co. *	3,372	85,649
Clearwater Paper Corp. *	1,465	94,742
Deltic Timber Corp.	827	56,013
KapStone Paper and Packaging Corp.	7,459	141,124
Louisiana-Pacific Corp. *	12,456	234,547
Neenah Paper, Inc.	1,433	113,221
PH Glatfelter Co.	3,755	81,408
Schweitzer-Mauduit International, Inc.	2,615	100,834
		907,538

Personal Products - 0.3%
Avon Products, Inc.	38,050	215,363
Inter Parfums, Inc.	1,484	47,889
Lifevantage Corp. *(a)	1,071	10,132
Medifast, Inc.	838	31,668
Natural Health Trends Corp. (a)	608	17,182
Nature's Sunshine Products, Inc.	1,018	16,288
Nutraceutical International Corp. *	861	26,897
Revlon, Inc., Class A *	936	34,426
Synutra International, Inc. *	1,867	7,953

See notes to Schedule of Investments

USANA Health Sciences, Inc. *	411	56,862
		464,660

Pharmaceuticals - 1.7%
AcelRx Pharmaceuticals, Inc. *(a)	2,758	10,729
Aclaris Therapeutics, Inc. *	702	17,978
Aerie Pharmaceuticals, Inc. *	2,080	78,499
Agile Therapeutics, Inc. *	803	5,605
Amphastar Pharmaceuticals, Inc. *(a)	3,073	58,295
Ampio Pharmaceuticals, Inc. *	3,423	2,534
ANI Pharmaceuticals, Inc. *	616	40,872
Aratana Therapeutics, Inc. *	2,189	20,489
Axsome Therapeutics, Inc. *(a)	866	6,824
Bio-Path Holdings, Inc. *	6,471	9,059
Catalent, Inc. *	8,604	222,327
Cempra, Inc. *(a)	3,855	93,291
Clearside Biomedical, Inc. *	578	10,028
Collegium Pharmaceutical, Inc. *	1,055	20,319
Corcept Therapeutics, Inc. *(a)	5,820	37,830
Depomed, Inc. *(b)	5,272	131,641
Dermira, Inc. *	1,906	64,461
Durect Corp. *	8,677	12,061
Egalet Corp. *	1,726	13,135
Endocyte, Inc. *	2,665	8,235
Flex Pharma, Inc. *(a)	474	5,584
Forest Laboratories, Inc. *(b)	1,024	—
Heska Corp. *	439	23,895
Horizon Pharma plc *	13,933	252,605
Impax Laboratories, Inc. *	6,324	149,879
Innoviva, Inc. (a)	6,571	72,215
Intersect ENT, Inc. *	1,988	31,490
Intra-Cellular Therapies, Inc. *	2,964	45,171
Lannett Co., Inc. *(a)	2,393	63,582
Lipocine, Inc. *(a)	1,290	5,753
Medicines Co. (The) *	5,815	219,458
MyoKardia, Inc. *	877	14,330
Nektar Therapeutics *	11,182	192,107
Neos Therapeutics, Inc. *(a)	1,071	7,047
Ocular Therapeutix, Inc. *(a)	1,006	6,911
Omeros Corp. *(a)	3,039	33,915
Omthera Pharmaceutical, Inc. *(b)	508	305
Pacira Pharmaceuticals, Inc. *	3,147	107,690
Paratek Pharmaceuticals, Inc. *	1,582	20,582
Phibro Animal Health Corp., Class A	1,619	44,005

See notes to Schedule of Investments

Prestige Brands Holdings, Inc. *	4,596	221,849
Reata Pharmaceuticals, Inc., Class A *(a)	443	11,678
Revance Therapeutics, Inc. *(a)	1,427	23,132
SciClone Pharmaceuticals, Inc. *	3,828	39,237
Sucampo Pharmaceuticals, Inc., Class A *	1,939	23,869
Supernus Pharmaceuticals, Inc. *	4,051	100,181
Teligent, Inc. *(a)	2,576	19,578
Tetraphase Pharmaceuticals, Inc. *	2,696	10,326
TherapeuticsMD, Inc. *(a)	12,961	88,264
Theravance Biopharma, Inc. *(a)	3,132	113,504
Titan Pharmaceuticals, Inc. *(a)	1,466	8,620
WaVe Life Sciences Ltd. *(a)	576	18,703
Zogenix, Inc. *	1,914	21,877
		2,861,554

Professional Services - 1.2%
Acacia Research Corp.	4,242	27,658
Advisory Board Co. (The) *	3,538	158,290
Barrett Business Services, Inc.	606	30,064
CBIZ, Inc. *	3,612	40,418
CEB, Inc.	2,776	151,209
Cogint, Inc. *	1,183	6,021
CRA International, Inc. *	707	18,799
Exponent, Inc.	2,209	112,792
Franklin Covey Co. *	1,007	17,935
FTI Consulting, Inc. *	3,585	159,748
GP Strategies Corp. *	1,007	24,792
Heidrick & Struggles International, Inc.	1,525	28,289
Hill International, Inc. *	2,159	9,953
Huron Consulting Group, Inc. *	1,867	111,572
ICF International, Inc. *	1,507	66,790
Insperity, Inc.	1,356	98,500
Kelly Services, Inc., Class A	2,314	44,475
Kforce, Inc.	1,903	38,992
Korn/Ferry International	4,949	103,929
Mistras Group, Inc. *	1,338	31,403
Navigant Consulting, Inc. *	3,723	75,279
On Assignment, Inc. *	4,393	159,422
Resources Connection, Inc.	2,900	43,326
RPX Corp. *	4,188	44,770
TriNet Group, Inc. *	3,638	78,690
TrueBlue, Inc. *	3,417	77,429

See notes to Schedule of Investments

WageWorks, Inc. *	3,153	192,049
		1,952,594

Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	4,028	154,756
Altisource Portfolio Solutions S.A. *	900	29,160
AV Homes, Inc. *(a)	824	13,711
Consolidated-Tomoka Land Co.	377	19,299
Forestar Group, Inc. *	2,595	30,387
FRP Holdings, Inc. *	453	14,075
Griffin Industrial Realty, Inc.	55	1,743
HFF, Inc., Class A	2,937	81,326
Kennedy-Wilson Holdings, Inc.	7,125	160,669
Marcus & Millichap, Inc. *	1,049	27,431
RE/MAX Holdings, Inc., Class A	1,383	60,548
RMR Group, Inc. (The), Class A	543	20,601
St Joe Co. (The) *	4,238	77,894
Stratus Properties, Inc. *	485	11,834
Tejon Ranch Co. *	1,147	27,895
Trinity Place Holdings, Inc. *	1,509	14,758
		746,087

Road & Rail - 0.4%
ArcBest Corp.	2,213	42,091
Celadon Group, Inc.	1,805	15,776
Covenant Transportation Group, Inc., Class A *	905	17,494
Heartland Express, Inc. (a)	3,887	73,386
Knight Transportation, Inc.	5,783	165,914
Marten Transport Ltd.	2,020	42,420
PAM Transportation Services, Inc. *	289	5,786
Roadrunner Transportation Systems, Inc. *	2,171	17,325
Saia, Inc. *	1,936	58,003
Swift Transportation Co. *	6,452	138,524
Universal Truckload Services, Inc.	475	6,374
USA Truck, Inc. *	561	5,745
Werner Enterprises, Inc.	3,859	89,799
YRC Worldwide, Inc. *	2,802	34,521
		713,158

Semiconductors & Semiconductor Equipment - 3.4%
Acacia Communications, Inc. *(a)	408	42,138
Advanced Energy Industries, Inc. *	3,412	161,456
Advanced Micro Devices, Inc. *	63,079	435,876
Alpha & Omega Semiconductor Ltd. *	1,207	26,216

See notes to Schedule of Investments

Ambarella, Inc. *(a)	2,765	203,532
Amkor Technology, Inc. *	8,647	84,049
Applied Micro Circuits Corp. *	6,307	43,834
Axcelis Technologies, Inc. *	2,416	32,084
Brooks Automation, Inc.	5,690	77,441
Cabot Microelectronics Corp.	1,908	100,952
Cavium, Inc. *	5,571	324,232
CEVA, Inc. *	1,590	55,761
Cirrus Logic, Inc. *	5,413	287,701
Cohu, Inc.	2,037	23,914
Diodes, Inc. *	3,290	70,209
DSP Group, Inc. *	1,705	20,477
Entegris, Inc. *	12,216	212,803
Exar Corp. *	3,348	31,170
FormFactor, Inc. *	5,937	64,416
GigPeak, Inc. *	3,618	8,502
Impinj, Inc. *	433	16,203
Inphi Corp. *	3,470	150,980
Integrated Device Technology, Inc. *	11,642	268,930
Intersil Corp., Class A	11,602	254,432
IXYS Corp.	2,094	25,233
Kopin Corp. *	6,180	13,472
Lattice Semiconductor Corp. *	10,361	67,243
MACOM Technology Solutions Holdings, Inc. *	2,011	85,146
MaxLinear, Inc., Class A *	4,823	97,762
Microsemi Corp. *	9,627	404,141
MKS Instruments, Inc.	4,598	228,659
Monolithic Power Systems, Inc.	3,364	270,802
Nanometrics, Inc. *	2,115	47,249
NeoPhotonics Corp. *	2,662	43,497
NVE Corp.	408	24,048
PDF Solutions, Inc. *	2,083	37,848
Photronics, Inc. *	5,437	56,055
Power Integrations, Inc.	2,369	149,318
Rambus, Inc. *	8,912	111,400
Rudolph Technologies, Inc. *	2,334	41,405
Semtech Corp. *	5,583	154,817
Sigma Designs, Inc. *	2,732	21,282
Silicon Laboratories, Inc. *	3,566	209,681
Synaptics, Inc. *	3,206	187,807
Tessera Technologies, Inc.	4,254	163,524
Ultra Clean Holdings, Inc. *	2,008	14,879
Ultratech, Inc. *	1,685	38,890
Veeco Instruments, Inc. *	3,117	61,187

See notes to Schedule of Investments

Xcerra Corp. *	4,282	25,949
		5,578,602

Software - 3.9%
8x8, Inc. *	7,620	117,577
A10 Networks, Inc. *	3,806	40,686
ACI Worldwide, Inc. *	9,965	193,122
American Software, Inc., Class A	1,795	19,924
Aspen Technology, Inc. *	7,143	334,221
AVG Technologies NV *	3,635	90,911
Barracuda Networks, Inc. *	1,715	43,698
Blackbaud, Inc.	4,077	270,468
Bottomline Technologies de, Inc. *	3,347	78,019
BroadSoft, Inc. *	2,540	118,237
Callidus Software, Inc. *	4,803	88,135
Commvault Systems, Inc. *	3,343	177,614
Digimarc Corp. *	751	28,801
Ebix, Inc. (a)	2,069	117,623
Ellie Mae, Inc. *	2,831	298,104
EnerNOC, Inc. *(a)	2,044	11,058
Epiq Systems, Inc.	1,820	30,012
Exa Corp. *	1,081	17,350
Fair Isaac Corp.	2,676	333,403
Fleetmatics Group plc *	3,386	203,092
Gigamon, Inc. *	2,807	153,824
Globant S.A. *	2,220	93,506
Glu Mobile, Inc. *(a)	9,287	20,803
Guidance Software, Inc. *(a)	1,234	7,355
HubSpot, Inc. *	2,493	143,647
Imperva, Inc. *	2,476	132,986
Infoblox, Inc. *	4,866	128,316
Interactive Intelligence Group, Inc. *	1,552	93,337
Jive Software, Inc. *	3,414	14,544
Majesco *	457	2,326
Mentor Graphics Corp.	9,256	244,729
MicroStrategy, Inc., Class A *	820	137,301
Mitek Systems, Inc. *	2,294	19,017
MobileIron, Inc. *	3,001	8,253
Model N, Inc. *	1,727	19,187
Monotype Imaging Holdings, Inc.	3,293	72,808
Park City Group, Inc. *(a)	855	10,089
Paycom Software, Inc. *	3,801	190,544
Paylocity Holding Corp. *	1,861	82,740
Pegasystems, Inc.	3,115	91,861

See notes to Schedule of Investments

Progress Software Corp. *	4,326	117,667
Proofpoint, Inc. *	3,526	263,921
PROS Holdings, Inc. *(a)	1,967	44,474
QAD, Inc., Class A	789	17,658
Qualys, Inc. *	2,349	89,708
Rapid7, Inc. *(a)	1,550	27,357
RealPage, Inc. *	4,668	119,968
RingCentral, Inc., Class A *	5,062	119,767
Rosetta Stone, Inc. *	1,504	12,754
Rubicon Project, Inc. (The) *	2,901	24,020
Sapiens International Corp. NV	2,130	27,200
SecureWorks Corp., Class A *(a)	472	5,905
Silver Spring Networks, Inc. *	3,137	44,483
Synchronoss Technologies, Inc. *	3,566	146,848
Take-Two Interactive Software, Inc. *	7,189	324,080
Tangoe, Inc. *	2,154	17,770
Telenav, Inc. *	2,354	13,488
TiVo Corp. *	10,113	197,001
TubeMogul, Inc. *(a)	1,715	16,070
Varonis Systems, Inc. *	834	25,103
VASCO Data Security International, Inc. *	2,265	39,887
Verint Systems, Inc. *	5,365	201,885
VirnetX Holding Corp. *(a)	3,778	11,561
Workiva, Inc. *	1,712	31,039
Zendesk, Inc. *	7,012	215,338
Zix Corp. *	5,001	20,504
		6,454,684

Specialty Retail - 2.3%
Aaron's, Inc.	5,678	144,335
Abercrombie & Fitch Co., Class A	5,881	93,449
America's Car-Mart, Inc. *(a)	726	26,419
American Eagle Outfitters, Inc.	14,393	257,059
Asbury Automotive Group, Inc. *	1,726	96,086
Ascena Retail Group, Inc. *	14,943	83,531
At Home Group, Inc. *	671	10,166
Barnes & Noble Education, Inc. *	3,122	29,877
Barnes & Noble, Inc.	4,926	55,664
Big 5 Sporting Goods Corp.	1,497	20,389
Boot Barn Holdings, Inc. *	922	10,492
Buckle, Inc. (The) (a)	2,185	52,506
Build-A-Bear Workshop, Inc. *	1,105	11,448
Caleres, Inc.	3,700	93,573
Cato Corp., (The), Class A	2,030	66,767

See notes to Schedule of Investments

Chico's FAS, Inc.	11,271	134,125
Children's Place, Inc. (The)	1,618	129,230
Citi Trends, Inc.	1,298	25,869
Conn's, Inc. *(a)	2,111	21,785
Container Store Group, Inc. (The) *	1,542	7,741
Destination XL Group, Inc. *	3,868	16,748
DSW, Inc., Class A	5,812	119,030
Express, Inc. *	6,091	71,813
Finish Line, Inc., (The), Class A	3,610	83,319
Five Below, Inc. *	4,627	186,422
Francesca's Holdings Corp. *	3,266	50,394
Genesco, Inc. *	1,774	96,612
GNC Holdings, Inc., Class A	5,928	121,050
Group 1 Automotive, Inc.	1,795	114,665
Guess?, Inc.	4,778	69,807
Haverty Furniture Cos., Inc.	1,689	33,848
Hibbett Sports, Inc. *(a)	1,921	76,648
Kirkland's, Inc. *	1,302	15,858
Lithia Motors, Inc., Class A	2,051	195,911
Lumber Liquidators Holdings, Inc. *(a)	2,090	41,110
MarineMax, Inc. *	2,047	42,885
Monro Muffler Brake, Inc.	2,712	165,893
Office Depot, Inc.	47,796	170,632
Party City Holdco, Inc. *(a)	1,941	33,230
Pier 1 Imports, Inc.	6,957	29,498
Rent-A-Center, Inc.	4,092	51,723
Restoration Hardware Holdings, Inc. *(a)	3,342	115,566
Sears Hometown and Outlet Stores, Inc. *(a)	877	4,324
Select Comfort Corp. *	4,001	86,422
Shoe Carnival, Inc.	1,156	30,819
Sonic Automotive, Inc., Class A	2,180	40,984
Sportsman's Warehouse Holdings, Inc. *	2,022	21,271
Stage Stores, Inc. (a)	2,464	13,823
Stein Mart, Inc.	2,386	15,151
Tailored Brands, Inc.	3,729	58,545
Tile Shop Holdings, Inc. *	2,538	42,004
Tilly's, Inc., Class A *	827	7,765
Vitamin Shoppe, Inc. *	1,983	53,243
West Marine, Inc. *	1,507	12,463
Winmark Corp.	223	23,531
Zumiez, Inc. *	1,698	30,564
		3,714,082

See notes to Schedule of Investments

Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corp. *(a)	9,267	166,342
Avid Technology, Inc. *	2,494	19,802
CPI Card Group, Inc.	1,394	8,420
Cray, Inc. *	3,150	74,151
Diebold, Inc.	5,911	146,534
Eastman Kodak Co. *	1,582	23,730
Electronics For Imaging, Inc. *	4,061	198,664
Immersion Corp. *(a)	2,323	18,956
Nimble Storage, Inc. *(a)	4,906	43,320
Pure Storage, Inc., Class A *(a)	5,887	79,769
Silicon Graphics International Corp. *	2,677	20,613
Stratasys Ltd. *(a)	3,930	94,674
Super Micro Computer, Inc. *	3,338	78,009
USA Technologies, Inc. *	2,793	15,655
		988,639

Textiles, Apparel & Luxury Goods - 0.8%
Columbia Sportswear Co.	2,329	132,148
Crocs, Inc. *	5,941	49,310
Culp, Inc.	785	23,370
Deckers Outdoor Corp. *	2,802	166,859
Delta Apparel, Inc. *	555	9,135
Fossil Group, Inc. *(a)	3,623	100,611
G-III Apparel Group Ltd. *	3,714	108,263
Iconix Brand Group, Inc. *(a)	3,684	29,914
Movado Group, Inc.	1,238	26,592
Oxford Industries, Inc.	1,312	88,822
Perry Ellis International, Inc. *	933	17,988
Sequential Brands Group, Inc. *	2,800	22,400
Steven Madden Ltd. *	5,319	183,825
Superior Uniform Group, Inc.	573	11,340
Unifi, Inc. *	1,199	35,287
Vera Bradley, Inc. *	1,814	27,482
Vince Holding Corp. *	1,135	6,401
Wolverine World Wide, Inc.	8,370	192,761
		1,232,508

Thrifts & Mortgage Finance - 1.9%
Astoria Financial Corp.	7,952	116,099
Bank Mutual Corp.	3,599	27,640
BankFinancial Corp.	1,183	15,024
Bear State Financial, Inc.	1,029	9,457
Beneficial Bancorp, Inc.	5,863	86,245

See notes to Schedule of Investments

BofI Holding, Inc. *(a)	5,179	116,010
BSB Bancorp, Inc. *	625	14,644
Capitol Federal Financial, Inc.	11,014	154,967
Charter Financial Corp.	1,280	16,486
Clifton Bancorp, Inc.	1,706	26,085
Dime Community Bancshares, Inc.	2,402	40,258
ESSA Bancorp, Inc.	636	8,796
Essent Group Ltd. *	6,451	171,661
EverBank Financial Corp.	8,895	172,207
Federal Agricultural Mortgage Corp., Class C	669	26,425
First Defiance Financial Corp.	799	35,667
Flagstar Bancorp, Inc. *	1,712	47,508
Greene County Bancorp, Inc.	235	3,917
Hingham Institution for Savings	102	14,127
Home Bancorp, Inc. (a)	448	12,544
HomeStreet, Inc. *	1,967	49,293
Impac Mortgage Holdings, Inc. *	665	8,771
Kearny Financial Corp.	7,969	108,458
Lake Sunapee Bank Group	611	11,041
LendingTree, Inc. *(a)	549	53,204
Meridian Bancorp, Inc.	3,759	58,528
Meta Financial Group, Inc.	641	38,851
MGIC Investment Corp. *	29,481	235,848
Nationstar Mortgage Holdings, Inc. *(a)	2,532	37,499
NMI Holdings, Inc., Class A *	4,529	34,511
Northfield Bancorp, Inc.	3,620	58,282
Northwest Bancshares, Inc.	8,299	130,377
OceanFirst Financial Corp.	1,612	31,047
Ocwen Financial Corp. *(a)	8,291	30,428
Oritani Financial Corp.	3,007	47,270
PennyMac Financial Services, Inc., Class A *	1,102	18,745
PHH Corp. *	4,575	66,109
Provident Bancorp, Inc. *	344	5,366
Provident Financial Holdings, Inc.	514	10,054
Provident Financial Services, Inc.	5,275	111,988
Radian Group, Inc.	18,602	252,057
SI Financial Group, Inc.	867	11,444
Southern Missouri Bancorp, Inc.	455	11,329
Territorial Bancorp, Inc.	665	19,059
TrustCo Bank Corp.	7,825	55,479
United Community Financial Corp.	3,416	24,288
United Financial Bancorp, Inc.	3,817	52,827
Walker & Dunlop, Inc. *	2,377	60,043
Walter Investment Management Corp. *(a)	3,180	12,911

See notes to Schedule of Investments

Washington Federal, Inc.	7,854	209,545
Waterstone Financial, Inc.	2,330	39,587
Westfield Financial, Inc.	1,240	9,486
WSFS Financial Corp.	2,397	87,467
		3,106,959

Tobacco - 0.2%
Alliance One International, Inc. *	650	12,428
Turning Point Brands, Inc. *	464	5,577
Universal Corp.	1,916	111,550
Vector Group Ltd. (a)	8,017	172,606
		302,161

Trading Companies & Distributors - 0.9%
Aircastle Ltd.	3,721	73,899
Applied Industrial Technologies, Inc.	3,137	146,623
Beacon Roofing Supply, Inc. *	5,165	217,292
BMC Stock Holdings, Inc. *	4,759	84,377
CAI International, Inc. *	1,481	12,248
DXP Enterprises, Inc. *	972	27,401
GATX Corp. (a)	3,533	157,395
GMS, Inc. *	554	12,315
H&E Equipment Services, Inc.	2,409	40,375
Kaman Corp.	2,318	101,807
Lawson Products, Inc. *	447	7,925
MRC Global, Inc. *	8,098	133,050
Neff Corp., Class A *	900	8,550
NOW, Inc. *	9,243	198,077
Rush Enterprises, Inc.:
Class A *	2,296	56,206
Class B *	513	12,471
SiteOne Landscape Supply, Inc. *	907	32,589
Textainer Group Holdings Ltd. (a)	1,837	13,759
Titan Machinery, Inc. *	1,521	15,818
Triton International Ltd.	3,126	41,232
Univar, Inc. *	3,713	81,129
Veritiv Corp. *	629	31,557
Willis Lease Finance Corp. *	332	7,892
		1,513,987

Water Utilities - 0.3%
American States Water Co.	3,156	126,398
Artesian Resources Corp., Class A	490	13,985
California Water Service Group	4,151	133,205

See notes to Schedule of Investments

Connecticut Water Service, Inc.	883	43,912
Consolidated Water Co. Ltd.	1,137	13,212
Global Water Resources, Inc. (a)	641	5,134
Middlesex Water Co.	1,246	43,909
SJW Corp.	1,344	58,706
York Water Co. (The)	992	29,423
		467,884

Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. *	2,827	29,062
Contra Leap Wireless, Inc. *(b)	4,674	11,778
NII Holdings, Inc. *	4,172	13,893
Shenandoah Telecommunications Co.	3,732	101,548
Spok Holdings, Inc.	1,597	28,458
		184,739

Total Common Stocks (Cost $121,026,475)		147,439,526

EXCHANGE-TRADED PRODUCTS - 3.0%
iShares Russell 2000 ETF (a)	39,500	4,906,295

Total Exchange-Traded Products (Cost $4,649,871)		4,906,295

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.6%
United States Treasury Bills, 0.42%, 10/13/16 ^	1,000,000	999,955

Total U.S. Treasury Obligations (Cost $999,860)		999,955

TIME DEPOSIT - 6.7%
State Street Bank Time Deposit, 0.293%, 10/3/16	10,963,503	10,963,503

Total Time Deposit (Cost $10,963,503)		10,963,503

	SHARES	VALUE ($)
WARRANTS - 0.0%
Asterias Biotherapeutics, Inc. (expiring 09/30/16) *(a)
	163	83

See notes to Schedule of Investments

Total Warrants (Cost $93)		83

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.26%	18,980,098	18,980,098

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $18,980,098)		18,980,098

TOTAL INVESTMENTS (Cost $156,619,900) - 111.7%		183,289,460
Other assets and liabilities, net - (11.7%)		(19,247,284)
NET ASSETS - 100.0%		$164,042,176

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-Mini Russell 2000 Index^	99	12/16	$12,358,170	$15,365

* Non-income producing security.
^ Futures collateralized by $1,000,000 par value of U.S. Treasury Bills.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $18,466,711 as of September 30, 2016.
(b) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $164,874, which represents 0.1% of the net assets of the Portfolio as of September 30, 2016.

Abbreviations:
CVR:	Contingent Value Rights
ETF:	Exchange-Traded Fund
LLC:	Limited Liability Corporation
Ltd.:	Limited
plc:	Public Limited Company
REIT:	Real Estate Investment Trust

See notes to Schedule of Investments

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 98.3%

Australia - 7.2%
AGL Energy Ltd.	7,267	106,391
Alumina Ltd.	26,367	29,685
Amcor Ltd.	12,375	144,135
AMP Ltd.	31,859	129,519
APA Group	12,002	78,632
Aristocrat Leisure Ltd.	5,833	70,970
ASX Ltd.	2,085	77,246
Aurizon Holdings Ltd.	21,926	79,276
AusNet Services	19,053	24,015
Australia & New Zealand Banking Group Ltd.	31,175	664,075
Bank of Queensland Ltd.	4,051	35,480
Bendigo & Adelaide Bank Ltd.	4,920	40,805
BGP Holdings plc *(a)	77,172	—
BHP Billiton Ltd.	34,318	594,473
Boral Ltd.	8,009	41,663
Brambles Ltd.	17,008	156,772
Caltex Australia Ltd.	2,786	73,658
Challenger Ltd.	6,146	48,128
CIMIC Group Ltd.	1,082	23,964
Coca-Cola Amatil Ltd.	6,168	48,636
Cochlear Ltd.	616	66,770
Commonwealth Bank of Australia	18,326	1,021,916
Computershare Ltd.	5,021	39,824
Crown Resorts Ltd.	3,923	39,573
CSL Ltd.	4,888	401,943
Dexus Property Group REIT	10,426	73,280
Domino's Pizza Enterprises Ltd.	660	35,760
DUET Group	25,998	50,054
Flight Centre Travel Group Ltd.	597	16,713
Fortescue Metals Group Ltd.	16,770	64,188
Goodman Group REIT	19,155	107,358
GPT Group (The) REIT	19,355	75,369
Harvey Norman Holdings Ltd.	5,985	23,957
Healthscope Ltd.	18,689	44,143
Incitec Pivot Ltd.	18,173	39,497

See notes to Schedule of Investments

Insurance Australia Group Ltd.	26,190	110,298
Lend Lease Group	5,947	64,444
Macquarie Group Ltd.	3,272	206,936
Medibank Pvt Ltd.	29,665	56,511
Mirvac Group REIT	39,868	68,732
National Australia Bank Ltd.	28,265	607,584
Newcrest Mining Ltd.	8,256	139,362
Oil Search Ltd.	14,761	81,296
Orica Ltd.	4,022	47,117
Origin Energy Ltd.	18,849	79,492
Platinum Asset Management Ltd. (b)	2,527	9,779
Qantas Airways Ltd.	5,553	13,337
QBE Insurance Group Ltd.	14,770	105,687
Ramsay Health Care Ltd.	1,523	92,673
REA Group Ltd.	567	24,662
Rio Tinto Ltd.	4,532	180,285
Santos Ltd.	17,123	48,261
Scentre Group REIT	56,892	205,391
Seek Ltd.	3,524	42,246
Sonic Healthcare Ltd.	4,229	71,614
South32 Ltd.	57,345	106,846
Stockland REIT	25,766	94,366
Suncorp Group Ltd.	13,858	129,287
Sydney Airport	11,767	63,072
TABCORP Holdings Ltd.	8,956	34,296
Tatts Group Ltd.	15,775	44,337
Telstra Corp. Ltd.	45,722	182,299
TPG Telecom Ltd.	3,655	24,254
Transurban Group	21,750	190,080
Treasury Wine Estates Ltd.	7,950	67,469
Vicinity Centres REIT	36,245	88,393
Vocus Communications Ltd.	5,385	25,825
Wesfarmers Ltd.	12,033	407,932
Westfield Corp. REIT	21,094	157,838
Westpac Banking Corp.	35,644	810,978
Woodside Petroleum Ltd.	8,101	179,621
Woolworths Ltd.	13,690	245,102
		9,675,570

Austria - 0.2%
Andritz AG	784	42,663
Erste Group Bank AG *	3,009	89,101
OMV AG	1,586	45,664
Raiffeisen Bank International AG *	1,262	19,209

See notes to Schedule of Investments

Voestalpine AG	1,224	42,315
		238,952

Belgium - 1.4%
Ageas	2,082	76,125
Anheuser-Busch InBev NV	8,592	1,129,915
Colruyt SA	725	40,263
Groupe Bruxelles Lambert SA	869	77,135
KBC Groep NV *	2,680	156,447
Proximus	1,638	49,002
Solvay SA	798	92,466
Telenet Group Holding NV *	568	29,671
UCB SA	1,361	105,349
Umicore SA	1,025	64,359
		1,820,732

Denmark - 1.7%
AP Moeller - Maersk A/S:
Class A	40	56,200
Class B	68	100,021
Carlsberg A/S, Class B	1,152	110,101
Chr Hansen Holding A/S	1,065	63,436
Coloplast A/S, Class B	1,269	98,692
Danske Bank A/S	7,357	215,236
DSV A/S	2,030	101,287
Genmab A/S *	610	104,403
ISS A/S	1,799	74,757
Novo Nordisk A/S, Class B	19,354	806,649
Novozymes A/S, Class B	2,464	108,677
Pandora A/S	1,188	143,890
TDC A/S *	8,746	51,508
Tryg A/S	1,247	25,056
Vestas Wind Systems A/S	2,367	195,523
William Demant Holding A/S *	1,279	26,101
		2,281,537

Finland - 1.0%
Elisa Oyj	1,532	56,459
Fortum Oyj	4,784	77,309
Kone Oyj, Class B	3,602	182,863
Metso Oyj	1,214	35,427
Neste Oyj	1,380	58,865
Nokia Oyj	62,146	360,220
Nokian Renkaat Oyj	1,233	44,955

See notes to Schedule of Investments

Orion Oyj, Class B	1,102	43,445
Sampo Oyj, Class A	4,776	212,185
Stora Enso Oyj, Class R	5,934	52,713
UPM-Kymmene Oyj	5,749	121,388
Wartsila Oyj Abp	1,593	71,715
		1,317,544

France - 9.1%
Accor SA	2,280	90,469
Aeroports de Paris	319	31,653
Air Liquide SA	3,680	394,630
Alstom SA *	1,652	43,713
Arkema SA	721	66,752
Atos SE	947	101,953
AXA SA	20,756	441,317
BNP Paribas SA	11,320	582,228
Bollore SA	9,348	32,542
Bouygues SA	2,230	73,954
Bureau Veritas SA	2,853	61,211
Capgemini SA	1,747	171,282
Carrefour SA	5,965	154,662
Casino Guichard-Perrachon SA	609	29,643
Christian Dior SE	587	105,277
Cie de Saint-Gobain	4,995	216,133
Cie Generale des Etablissements Michelin	1,944	215,269
CNP Assurances	1,849	31,065
Credit Agricole SA	11,372	112,172
Danone SA	6,307	468,312
Dassault Systemes	1,382	119,972
Edenred	2,232	52,157
Eiffage SA	616	47,872
Electricite de France SA	2,688	32,719
Engie	15,613	242,075
Essilor International SA	2,197	283,403
Eurazeo SA	436	25,294
Eutelsat Communications SA	1,880	38,911
Fonciere Des Regions REIT	359	33,453
Gecina SA REIT	442	69,655
Groupe Eurotunnel SE	5,035	54,541
Hermes International	284	115,619
Icade SA REIT	399	31,133
Iliad SA	284	59,622
Imerys SA	385	27,807
Ingenico Group	591	51,673

See notes to Schedule of Investments

JC Decaux SA	800	25,868
Kering	809	163,242
Klepierre REIT	2,370	108,790
L'Oreal SA	2,707	511,648
Lagardere SCA	1,271	32,368
Legrand SA	2,852	168,123
LVMH Moet Hennessy Louis Vuitton SE	2,980	508,122
Natixis SA	10,108	47,163
Orange SA	21,228	332,590
Pernod-Ricard SA	2,268	268,608
Peugeot SA *	5,226	79,805
Publicis Groupe SA	2,037	154,135
Remy Cointreau SA	236	20,139
Renault SA	2,053	168,899
Rexel SA	3,251	49,800
Safran SA	3,342	240,363
Sanofi SA	12,375	942,367
Schneider Electric SE	5,976	415,713
SCOR SE	1,757	54,639
SFR Group SA	1,180	34,757
Societe BIC SA	309	45,685
Societe Generale SA	8,198	283,603
Sodexo SA	1,015	120,907
Suez	3,507	57,954
Technip SA	1,175	72,232
Thales SA	1,136	104,604
Total SA	23,838	1,133,749
Unibail-Rodamco SE REIT	1,062	286,350
Valeo SA	2,567	149,833
Veolia Environnement SA	4,854	111,844
Vinci SA	5,395	413,140
Vivendi SA	12,430	250,868
Wendel SA	310	36,177
Zodiac Aerospace	2,182	53,105
		12,157,333

Germany - 8.4%
adidas AG	2,011	349,762
Allianz SE	4,883	725,663
Axel Springer SE	464	23,777
BASF SE	9,814	840,326
Bayer AG	8,836	887,401
Bayerische Motoren Werke AG	3,537	297,798
Beiersdorf AG	1,085	102,416
See notes to Schedule of Investments

Brenntag AG	1,664	90,936
Commerzbank AG	11,466	74,081
Continental AG	1,175	247,574
Covestro AG (c)	763	45,153
Daimler AG	10,288	725,588
Deutsche Bank AG *	14,738	192,084
Deutsche Boerse AG	2,078	162,279
Deutsche Lufthansa AG	2,501	27,882
Deutsche Post AG	10,366	324,543
Deutsche Telekom AG	34,456	578,878
Deutsche Wohnen AG	3,634	132,234
E.ON SE	21,381	151,965
Evonik Industries AG	1,505	50,951
Fraport AG Frankfurt Airport Services Worldwide	447	24,464
Fresenius Medical Care AG & Co. KGaA	2,340	204,717
Fresenius SE & Co. KGaA	4,375	349,482
GEA Group AG	1,969	109,470
Hannover Rueck SE	649	69,570
HeidelbergCement AG	1,518	143,560
Henkel AG & Co. KGaA	1,119	130,513
Hochtief AG	223	31,471
Hugo Boss AG	720	39,856
Infineon Technologies AG	12,091	215,601
K+S AG (b)	2,061	39,136
Lanxess AG	985	61,313
Linde AG	1,984	337,122
MAN SE	379	39,974
Merck KGAA	1,392	150,148
Metro AG	1,920	57,150
Muenchener Rueckversicherungs-Gesellschaft AG	1,720	321,237
OSRAM Licht AG	958	56,279
ProSiebenSat.1 Media AG	2,356	101,014
RTL Group SA	416	34,559
RWE AG *	5,271	91,028
SAP SE	10,501	960,341
Siemens AG	8,174	958,485
Symrise AG	1,328	97,388
Telefonica Deutschland Holding AG	8,010	32,296
ThyssenKrupp AG	3,962	94,664
TUI AG	5,372	76,336
Uniper SE *	2,138	26,191
United Internet AG	1,324	58,636
Volkswagen AG	349	50,536
Vonovia SE	4,979	188,750

See notes to Schedule of Investments

Zalando SE *(c)	931	38,898
		11,221,476

Hong Kong - 3.5%
AIA Group Ltd.	128,753	865,831
ASM Pacific Technology Ltd.	2,614	21,637
Bank of East Asia Ltd. (The)	12,801	52,246
BOC Hong Kong Holdings Ltd.	39,860	135,620
Cathay Pacific Airways Ltd.	12,712	17,770
Cheung Kong Infrastructure Holdings Ltd.	7,138	61,565
Cheung Kong Property Holdings Ltd.	28,768	211,613
CK Hutchison Holdings Ltd.	28,869	369,010
CLP Holdings Ltd.	17,547	181,735
First Pacific Co. Ltd.	22,994	16,424
Galaxy Entertainment Group Ltd.	25,242	95,989
Genting Singapore plc	65,136	35,995
Hang Lung Properties Ltd.	24,221	54,941
Hang Seng Bank Ltd.	8,237	147,865
Henderson Land Development Co. Ltd.	11,754	70,133
HK Electric Investments & HK Electric Investments Ltd. (c)	28,554	28,105
HKT Trust & HKT Ltd.	28,546	40,263
Hong Kong & China Gas Co. Ltd.	81,531	154,811
Hong Kong Exchanges and Clearing Ltd.	12,367	327,297
Hongkong Land Holdings Ltd.	12,671	90,278
Hysan Development Co. Ltd.	6,775	31,877
Jardine Matheson Holdings Ltd.	2,648	160,495
Kerry Properties Ltd.	6,995	22,980
Li & Fung Ltd.	63,454	32,696
Link REIT	23,968	176,934
Melco Crown Entertainment Ltd. ADR	2,049	33,009
MGM China Holdings Ltd.	10,233	17,893
MTR Corp. Ltd.	15,777	87,184
New World Development Co. Ltd.	59,892	78,536
Noble Group Ltd. *	93,617	10,549
NWS Holdings Ltd.	16,395	27,475
PCCW Ltd.	45,152	27,810
Power Assets Holdings Ltd.	14,943	146,227
Sands China Ltd.	26,075	114,290
Shangri-La Asia Ltd.	13,497	14,835
Sino Land Co. Ltd.	32,952	58,731
SJM Holdings Ltd.	21,326	15,804
Sun Hung Kai Properties Ltd.	15,467	235,141
Swire Pacific Ltd., Class A	5,850	63,357
Swire Properties Ltd.	12,602	37,065

See notes to Schedule of Investments

Techtronic Industries Co. Ltd.	14,814	58,031
WH Group Ltd. (c)	63,115	51,012
Wharf Holdings Ltd. (The)	14,692	107,789
Wheelock & Co. Ltd.	8,754	51,997
Wynn Macau Ltd.	16,789	28,024
Yue Yuen Industrial Holdings Ltd.	7,992	33,030
		4,701,899

Ireland - 1.2%
Bank of Ireland *	296,316	61,952
CRH plc	8,866	294,404
DCC plc	953	86,586
Experian plc	10,256	204,894
James Hardie Industries plc	4,798	75,119
Kerry Group plc, Class A	1,705	142,040
Paddy Power Betfair plc	856	96,793
Ryanair Holdings plc	1,827	24,896
Shire plc	9,601	620,831
		1,607,515

Israel - 0.7%
Azrieli Group Ltd.	457	20,022
Bank Hapoalim BM	11,466	65,106
Bank Leumi Le-Israel BM *	15,459	58,834
Bezeq The Israeli Telecommunication Corp. Ltd.	22,341	42,153
Check Point Software Technologies Ltd. *	1,379	107,024
Israel Chemicals Ltd.	5,494	21,402
Mizrahi Tefahot Bank Ltd.	1,498	19,052
Mobileye NV *	1,889	80,415
Nice Ltd.	653	43,481
Taro Pharmaceutical Industries Ltd. *(b)	161	17,792
Teva Pharmaceutical Industries Ltd.	9,754	452,731
		928,012

Italy - 1.7%
Assicurazioni Generali SpA	12,577	153,489
Atlantia SpA	4,447	112,943
Enel SpA	81,476	363,116
Eni SpA	27,182	391,700
Exor SpA	1,193	48,306
Ferrari NV	1,322	68,698
Intesa Sanpaolo SpA, Milano Stock Exchange	135,572	300,984
Leonardo-Finmeccanica SpA *	4,359	49,408
Luxottica Group SpA	1,823	87,072

See notes to Schedule of Investments

Mediobanca SpA	6,098	39,688
Poste Italiane SpA (c)	5,627	38,607
Prysmian SpA	2,101	55,016
Saipem SpA *	65,599	27,793
Snam SpA	26,395	146,357
Telecom Italia SpA *	109,062	90,620
Telecom Italia SpA - RSP *	64,929	44,076
Terna Rete Elettrica Nazionale SpA	16,238	83,699
UniCredit SpA	56,110	130,787
Unione di Banche Italiane SCPA (b)	9,713	22,386
UnipolSai SpA	12,192	19,851
		2,274,596

Japan - 23.7%
ABC-Mart, Inc.	353	24,039
Acom Co. Ltd. *(b)	4,298	20,263
Aeon Co. Ltd. (b)	7,044	104,219
AEON Financial Service Co. Ltd. (b)	1,123	19,657
Aeon Mall Co. Ltd. (b)	1,227	19,380
Air Water, Inc.	1,605	30,308
Aisin Seiki Co. Ltd.	2,063	94,514
Ajinomoto Co., Inc. (b)	5,973	133,177
Alfresa Holdings Corp.	2,025	42,878
Alps Electric Co. Ltd.	1,997	48,203
Amada Holdings Co. Ltd.	3,665	38,124
ANA Holdings, Inc.	12,499	33,956
Aozora Bank Ltd.	12,741	43,915
Asahi Glass Co. Ltd.	10,865	70,253
Asahi Group Holdings Ltd.	4,167	151,792
Asahi Kasei Corp.	13,597	108,357
Asics Corp.	1,723	34,716
Astellas Pharma, Inc.	22,553	352,257
Bandai Namco Holdings, Inc.	2,152	65,869
Bank of Kyoto Ltd. (The) (b)	3,267	23,914
Benesse Holdings, Inc.	717	18,313
Bridgestone Corp.	6,950	256,064
Brother Industries Ltd.	2,541	44,675
Calbee, Inc. (b)	864	32,735
Canon, Inc.	11,401	330,998
Casio Computer Co. Ltd. (b)	2,463	34,484
Central Japan Railway Co.	1,540	263,656
Chiba Bank Ltd. (The) (b)	7,544	42,844
Chubu Electric Power Co., Inc.	6,940	100,980
Chugai Pharmaceutical Co. Ltd.	2,411	87,144

See notes to Schedule of Investments

Chugoku Bank Ltd. (The)	1,833	22,359
Chugoku Electric Power Co., Inc. (The) (b)	2,997	37,685
Concordia Financial Group Ltd.	12,697	55,400
Credit Saison Co. Ltd.	1,598	26,530
CYBERDYNE, Inc. *(b)	1,082	16,946
Dai Nippon Printing Co. Ltd.	5,671	55,630
Dai-ichi Life Insurance Co. Ltd. (The)	11,521	158,062
Daicel Corp.	2,991	37,798
Daiichi Sankyo Co. Ltd.	6,439	154,719
Daikin Industries Ltd.	2,505	233,756
Daito Trust Construction Co. Ltd.	751	120,115
Daiwa House Industry Co. Ltd.	6,051	166,068
Daiwa House Residential Investment Corp.	14	41,041
Daiwa Securities Group, Inc. (b)	17,901	100,788
Denso Corp. (b)	5,195	207,304
Dentsu, Inc.	2,330	118,592
Don Quijote Holdings Co. Ltd. (b)	1,277	46,847
East Japan Railway Co.	3,564	321,701
Eisai Co. Ltd. (b)	2,693	168,430
Electric Power Development Co. Ltd.	1,577	37,902
FamilyMart UNY Holdings Co. Ltd.	744	49,667
FANUC Corp.	2,090	353,033
Fast Retailing Co. Ltd. (b)	566	182,266
Fuji Electric Co. Ltd.	6,030	27,713
Fuji Heavy Industries Ltd.	6,164	231,270
FUJIFILM Holdings Corp.	4,674	173,138
Fujitsu Ltd.	20,067	107,993
Fukuoka Financial Group, Inc.	8,334	34,639
GungHo Online Entertainment, Inc.	4,558	11,200
Hachijuni Bank Ltd. (The) (b)	4,404	22,937
Hakuhodo DY Holdings, Inc.	2,301	26,968
Hamamatsu Photonics KK	1,533	47,163
Hankyu Hanshin Holdings, Inc.	2,600	89,645
Hikari Tsushin, Inc.	231	21,451
Hino Motors Ltd.	2,785	29,755
Hirose Electric Co. Ltd.	344	45,230
Hiroshima Bank Ltd. (The)	5,388	22,349
Hisamitsu Pharmaceutical Co., Inc.	666	35,997
Hitachi Chemical Co. Ltd.	1,122	25,780
Hitachi Construction Machinery Co. Ltd. (b)	1,158	23,092
Hitachi High-Technologies Corp.	741	29,663
Hitachi Ltd. (b)	51,647	242,048
Hitachi Metals Ltd.	2,310	28,418
Hokuriku Electric Power Co. (b)	1,812	22,081

See notes to Schedule of Investments

Honda Motor Co. Ltd. (b)	17,420	502,746
Hoshizaki Corp.	546	49,826
HOYA Corp.	4,323	173,905
Hulic Co. Ltd. (b)	3,211	32,808
Idemitsu Kosan Co. Ltd.	947	19,607
IHI Corp.	15,828	45,999
Iida Group Holdings Co. Ltd.	1,585	31,895
INPEX Corp.	10,238	93,089
Isetan Mitsukoshi Holdings Ltd.	3,617	35,614
Isuzu Motors Ltd.	6,397	75,300
ITOCHU Corp.	15,991	201,320
Iyo Bank Ltd. (The) (b)	2,615	15,835
J Front Retailing Co. Ltd.	2,599	34,031
Japan Airlines Co. Ltd.	1,289	37,891
Japan Airport Terminal Co. Ltd.	500	19,119
Japan Exchange Group, Inc. (b)	5,618	87,843
Japan Post Bank Co. Ltd. (b)	4,362	51,833
Japan Post Holdings Co. Ltd.	4,847	60,933
Japan Prime Realty Investment Corp. REIT	8	36,119
Japan Real Estate Investment Corp. REIT	13	77,739
Japan Retail Fund Investment Corp. REIT	27	66,592
Japan Tobacco, Inc.	11,753	481,111
JFE Holdings, Inc.	5,625	82,229
JGC Corp. (b)	2,232	38,856
Joyo Bank Ltd. (The) (a)	6,602	27,673
JSR Corp.	2,069	32,519
JTEKT Corp.	2,403	36,093
JX Holdings, Inc.	22,848	92,479
Kajima Corp.	9,680	67,739
Kakaku.com, Inc. (b)	1,537	27,832
Kamigumi Co. Ltd.	2,511	21,906
Kaneka Corp.	3,016	23,879
Kansai Electric Power Co., Inc. (The) *	7,583	68,986
Kansai Paint Co. Ltd. (b)	2,349	51,491
Kao Corp.	5,385	304,457
Kawasaki Heavy Industries Ltd. (b)	15,297	47,393
KDDI Corp.	19,600	607,247
Keihan Holdings Co. Ltd.	5,486	38,369
Keikyu Corp. (b)	5,049	52,684
Keio Corp.	6,231	54,489
Keisei Electric Railway Co. Ltd.	1,486	37,141
Keyence Corp. (b)	487	356,820
Kikkoman Corp.	1,586	50,795
Kintetsu Group Holdings Co. Ltd.	19,510	81,883

See notes to Schedule of Investments

Kirin Holdings Co. Ltd.	8,860	147,250
Kobe Steel Ltd. *	3,336	30,257
Koito Manufacturing Co. Ltd.	1,212	58,988
Komatsu Ltd.	9,866	226,318
Konami Corp.	1,004	38,795
Konica Minolta, Inc.	4,873	41,266
Kose Corp.	326	33,381
Kubota Corp.	11,307	171,137
Kuraray Co. Ltd.	3,822	56,699
Kurita Water Industries Ltd.	1,091	25,924
Kyocera Corp.	3,429	164,775
Kyowa Hakko Kirin Co. Ltd.	2,794	44,132
Kyushu Electric Power Co., Inc.	4,596	43,139
Kyushu Financial Group, Inc.	3,743	25,503
Lawson, Inc.	702	55,456
LIXIL Group Corp. (b)	2,866	61,400
M3, Inc.	2,091	71,576
Mabuchi Motor Co. Ltd.	534	29,632
Makita Corp.	1,206	85,927
Marubeni Corp.	17,784	91,358
Marui Group Co. Ltd.	2,251	29,735
Maruichi Steel Tube Ltd.	607	20,989
Mazda Motor Corp.	6,138	94,168
McDonald’s Holdings Company (Japan), Ltd.	716	21,090
Medipal Holdings Corp.	1,843	31,947
MEIJI Holdings Co. Ltd.	1,233	122,425
Minebea Co. Ltd. (b)	3,654	34,558
Miraca Holdings, Inc.	616	30,716
Mitsubishi Chemical Holdings Corp.	14,602	91,546
Mitsubishi Corp.	16,141	367,951
Mitsubishi Electric Corp.	20,649	264,652
Mitsubishi Estate Co. Ltd.	13,371	250,928
Mitsubishi Gas Chemical Co., Inc.	1,953	27,954
Mitsubishi Heavy Industries Ltd. (b)	34,522	144,409
Mitsubishi Logistics Corp.	1,231	17,804
Mitsubishi Materials Corp. (b)	1,204	32,930
Mitsubishi Motors Corp.	7,416	34,642
Mitsubishi Tanabe Pharma Corp.	2,418	51,790
Mitsubishi UFJ Financial Group, Inc.	136,259	690,299
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,824	22,137
Mitsui & Co. Ltd.	18,236	252,731
Mitsui Chemicals, Inc.	9,907	47,125
Mitsui Fudosan Co. Ltd.	9,534	202,830
Mitsui OSK Lines Ltd.	12,344	28,705

See notes to Schedule of Investments

Mixi, Inc.	499	18,079
Mizuho Financial Group, Inc.	254,704	429,288
MS&AD Insurance Group Holdings, Inc.	5,413	150,867
Murata Manufacturing Co. Ltd. (b)	2,045	266,940
Nabtesco Corp.	1,213	34,365
Nagoya Railroad Co. Ltd.	9,907	53,910
NEC Corp.	28,057	72,366
Nexon Co. Ltd.	1,870	29,375
NGK Insulators Ltd. (b)	2,822	58,643
NGK Spark Plug Co. Ltd. (b)	1,926	34,033
NH Foods Ltd.	1,867	45,102
NHK Spring Co. Ltd.	2,234	21,657
Nidec Corp.	2,548	235,520
Nikon Corp.	3,670	54,809
Nintendo Co. Ltd.	1,211	324,248
Nippon Building Fund, Inc. REIT	15	95,038
Nippon Electric Glass Co. Ltd.	4,556	23,591
Nippon Express Co. Ltd.	8,944	41,813
Nippon Paint Holdings Co. Ltd. (b)	1,752	58,627
Nippon Prologis REIT, Inc. REIT	16	40,468
Nippon Steel & Sumitomo Metal Corp. (b)	8,631	177,111
Nippon Telegraph & Telephone Corp.	7,392	338,080
Nippon Yusen KK	17,401	32,580
Nissan Motor Co. Ltd.	26,415	259,101
Nisshin Seifun Group, Inc.	2,130	32,467
Nissin Foods Holdings Co. Ltd.	632	38,413
Nitori Holdings Co. Ltd.	862	103,330
Nitto Denko Corp. (b)	1,778	115,474
NOK Corp.	1,025	22,428
Nomura Holdings, Inc. (b)	38,803	173,897
Nomura Real Estate Holdings, Inc.	1,341	22,667
Nomura Real Estate Master Fund, Inc. REIT	42	70,050
Nomura Research Institute Ltd.	1,332	45,973
NSK Ltd.	4,750	48,701
NTT Data Corp.	1,359	67,874
NTT DoCoMo, Inc.	14,804	376,066
NTT Urban Development Corp. (b)	1,240	11,980
Obayashi Corp.	6,994	69,372
Obic Co. Ltd.	697	37,114
Odakyu Electric Railway Co. Ltd.	3,175	70,698
Oji Holdings Corp.	8,671	34,368
Olympus Corp.	3,137	109,548
Omron Corp. (b)	2,074	74,653
Ono Pharmaceutical Co. Ltd. (b)	4,442	124,023

See notes to Schedule of Investments

Oracle Corp. Japan	411	23,221
Oriental Land Co. Ltd. (b)	2,350	143,110
ORIX Corp.	14,148	208,720
Osaka Gas Co. Ltd.	20,197	84,711
Otsuka Corp.	562	26,693
Otsuka Holdings Co. Ltd. (b)	4,172	190,171
Panasonic Corp.	23,590	235,937
Park24 Co. Ltd.	1,099	35,743
Pola Orbis Holdings, Inc.	246	22,021
Rakuten, Inc. (b)	10,016	130,742
Recruit Holdings Co. Ltd.	3,744	152,730
Resona Holdings, Inc.	23,782	100,018
Ricoh Co. Ltd. (b)	7,221	65,346
Rinnai Corp.	365	33,979
Rohm Co. Ltd.	950	50,075
Ryohin Keikaku Co. Ltd.	257	51,903
Sankyo Co. Ltd.	482	16,467
Santen Pharmaceutical Co. Ltd.	4,014	59,272
SBI Holdings, Inc.	2,297	27,436
Secom Co. Ltd.	2,243	167,494
Sega Sammy Holdings, Inc. (b)	2,007	28,630
Seibu Holdings, Inc. (b)	1,842	30,408
Seiko Epson Corp.	3,013	58,017
Sekisui Chemical Co. Ltd.	4,399	63,267
Sekisui House Ltd.	6,497	110,687
Seven & I Holdings Co. Ltd. (b)	8,051	380,613
Seven Bank Ltd. (b)	6,414	20,543
Sharp Corp. *	15,974	21,186
Shikoku Electric Power Co., Inc.	1,802	17,820
Shimadzu Corp.	2,551	38,932
Shimamura Co. Ltd.	238	28,974
Shimano, Inc.	799	118,670
Shimizu Corp.	5,945	53,133
Shin-Etsu Chemical Co. Ltd. (b)	4,155	289,906
Shinsei Bank Ltd.	19,256	29,200
Shionogi & Co. Ltd.	3,214	164,664
Shiseido Co. Ltd.	4,093	108,406
Shizuoka Bank Ltd. (The)	5,731	45,917
Showa Shell Sekiyu K.K.	2,029	18,862
SMC Corp.	611	176,416
SoftBank Group Corp.	10,263	665,130
Sohgo Security Services Co. Ltd.	769	41,328
Sompo Japan Nipponkoa Holdings, Inc.	3,802	112,681
Sony Corp.	13,490	446,932

See notes to Schedule of Investments

Sony Financial Holdings, Inc. (b)	1,874	25,808
Stanley Electric Co. Ltd.	1,627	43,990
Start Today Co. Ltd.	1,908	32,830
Sumitomo Chemical Co. Ltd.	16,940	75,271
Sumitomo Corp. (b)	12,797	143,258
Sumitomo Dainippon Pharma Co. Ltd. (b)	1,714	33,198
Sumitomo Electric Industries Ltd.	8,124	114,847
Sumitomo Heavy Industries Ltd.	5,957	29,433
Sumitomo Metal Mining Co. Ltd. (b)	5,325	73,548
Sumitomo Mitsui Financial Group, Inc.	14,354	484,872
Sumitomo Mitsui Trust Holdings, Inc.	3,574	116,768
Sumitomo Realty & Development Co. Ltd. (b)	3,846	99,691
Sumitomo Rubber Industries Ltd.	1,841	27,847
Sundrug Co. Ltd.	397	33,324
Suntory Beverage & Food Ltd. (b)	1,497	64,728
Suruga Bank Ltd.	1,875	44,943
Suzuken Co. Ltd.	834	27,539
Suzuki Motor Corp.	3,410	114,218
Sysmex Corp. (b)	1,682	124,793
T&D Holdings, Inc. (b)	6,239	70,383
Taiheiyo Cement Corp.	12,666	36,446
Taisei Corp.	11,354	85,181
Taisho Pharmaceutical Holdings Co. Ltd.	388	39,767
Taiyo Nippon Sanso Corp.	1,399	14,597
Takashimaya Co. Ltd.	3,255	26,727
Takeda Pharmaceutical Co. Ltd. (b)	7,600	364,265
TDK Corp.	1,326	88,841
Teijin Ltd.	2,015	39,099
Terumo Corp.	3,681	141,592
THK Co. Ltd.	1,297	25,512
Tobu Railway Co. Ltd.	10,426	53,111
Toho Co. Ltd.	1,221	40,558
Toho Gas Co. Ltd.	4,081	38,215
Tohoku Electric Power Co., Inc.	4,875	63,575
Tokio Marine Holdings, Inc.	7,284	279,341
Tokyo Electric Power Co. Holdings, Inc. *	15,579	67,487
Tokyo Electron Ltd.	1,690	149,369
Tokyo Gas Co. Ltd.	21,944	97,629
Tokyo Tatemono Co. Ltd.	2,220	26,705
Tokyu Corp.	11,442	87,283
Tokyu Fudosan Holdings Corp.	5,522	30,029
TonenGeneral Sekiyu KK	3,153	31,974
Toppan Printing Co. Ltd.	5,650	51,002
Toray Industries, Inc.	15,689	152,803

See notes to Schedule of Investments

Toshiba Corp. *(b)	43,363	144,546
TOTO Ltd.	1,525	57,656
Toyo Seikan Group Holdings Ltd.	1,759	31,098
Toyo Suisan Kaisha Ltd.	955	40,514
Toyoda Gosei Co. Ltd.	700	16,275
Toyota Industries Corp.	1,754	81,415
Toyota Motor Corp. (b)	28,534	1,655,156
Toyota Tsusho Corp.	2,288	53,172
Trend Micro, Inc.	1,208	42,141
Tsuruha Holdings, Inc.	393	45,431
Unicharm Corp. (b)	4,346	112,768
United Urban Investment Corp. REIT	31	56,387
USS Co. Ltd.	2,361	39,959
West Japan Railway Co.	1,773	109,987
Yahoo Japan Corp. (b)	15,336	61,172
Yakult Honsha Co. Ltd. (b)	947	42,801
Yamada Denki Co. Ltd. (b)	6,766	33,560
Yamaguchi Financial Group, Inc. (b)	2,135	22,757
Yamaha Corp.	1,806	58,463
Yamaha Motor Co. Ltd.	3,015	60,913
Yamato Holdings Co. Ltd.	3,736	87,085
Yamazaki Baking Co. Ltd.	1,423	34,990
Yaskawa Electric Corp.	2,729	40,817
Yokogawa Electric Corp.	2,459	32,758
Yokohama Rubber Co. Ltd. (The)	1,187	19,001
		31,767,979

Luxembourg - 0.2%
ArcelorMittal *	19,813	120,827
Millicom International Cellular SA (SDR)	712	36,890
SES SA (FDR)	3,892	95,567
Tenaris SA	5,086	72,441
		325,725

Netherlands - 5.2%
ABN AMRO Group NV (c)	2,531	52,331
Aegon NV	19,658	74,984
AerCap Holdings NV *	1,776	68,358
Airbus Group NV	6,247	378,888
Akzo Nobel NV	2,645	178,907
Altice NV:
Class A *	3,980	71,280
Class B *	1,176	21,136
ASML Holding NV	3,935	431,240

See notes to Schedule of Investments

Boskalis Westminster NV	947	33,704
CNH Industrial NV	10,949	78,400
Fiat Chrysler Automobiles NV	9,688	61,579
Gemalto NV	862	55,228
Heineken Holding NV	1,085	86,926
Heineken NV	2,461	216,325
ING Groep NV	41,429	511,466
Koninklijke Ahold Delhaize NV *	13,691	311,825
Koninklijke DSM NV	1,954	131,964
Koninklijke KPN NV	36,798	122,086
Koninklijke Philips NV	9,949	294,386
Koninklijke Vopak NV	757	39,702
NN Group NV	3,413	104,781
NXP Semiconductors NV *	3,142	320,515
OCI NV *(b)	1,021	15,047
QIAGEN NV *	2,381	65,652
Randstad Holding NV	1,281	58,250
Royal Dutch Shell plc:
Class A	45,683	1,136,497
Class B	40,021	1,037,571
STMicroelectronics NV	6,865	56,107
Unilever NV (CVA)	17,406	801,950
Wolters Kluwer NV	3,251	138,984
		6,956,069

New Zealand - 0.2%
Auckland International Airport Ltd.	10,261	54,997
Contact Energy Ltd.	7,760	28,482
Fletcher Building Ltd.	7,439	58,258
Mercury NZ Ltd.	7,540	16,721
Meridian Energy Ltd.	13,803	26,167
Ryman Healthcare Ltd.	4,039	28,352
Spark New Zealand Ltd.	19,708	51,850
		264,827

Norway - 0.6%
DNB ASA	10,526	138,383
Gjensidige Forsikring ASA	2,154	40,287
Marine Harvest ASA *	4,120	73,905
Norsk Hydro ASA	14,486	62,634
Orkla ASA	8,780	90,919
Schibsted ASA:
Class A	814	23,971
Class B	959	25,731

See notes to Schedule of Investments

Statoil ASA	11,925	200,200
Telenor ASA	8,086	139,046
Yara International ASA	1,926	64,180
		859,256

Portugal - 0.1%
Banco Espirito Santo SA *(a)	34,023	—
EDP - Energias de Portugal SA	24,945	83,715
Galp Energia SGPS SA	4,984	68,091
Jeronimo Martins SGPS SA	2,711	46,986
		198,792

Singapore - 1.2%
Ascendas Real Estate Investment Trust REIT	24,272	44,939
CapitaLand Commercial Trust REIT	22,283	26,061
CapitaLand Ltd.	27,625	65,216
CapitaLand Mall Trust REIT	26,706	42,548
City Developments Ltd.	4,407	29,476
ComfortDelGro Corp. Ltd.	23,181	47,950
DBS Group Holdings Ltd.	18,809	213,423
Global Logistic Properties Ltd.	28,700	39,587
Golden Agri-Resources Ltd.	76,055	19,886
Hutchison Port Holdings Trust	56,299	25,133
Jardine Cycle & Carriage Ltd.	1,064	33,608
Keppel Corp. Ltd.	15,665	62,347
Oversea-Chinese Banking Corp. Ltd.	33,030	210,505
SembCorp Industries Ltd.	10,590	20,267
SembCorp Marine Ltd.	9,004	8,681
Singapore Airlines Ltd.	5,815	44,925
Singapore Exchange Ltd.	8,657	47,219
Singapore Press Holdings Ltd.	17,241	48,319
Singapore Technologies Engineering Ltd.	16,817	40,001
Singapore Telecommunications Ltd.	85,181	249,145
StarHub Ltd.	6,524	16,473
Suntec Real Estate Investment Trust REIT	25,814	32,551
United Overseas Bank Ltd.	13,844	192,069
UOL Group Ltd.	5,145	21,266
Wilmar International Ltd.	20,692	49,127
Yangzijiang Shipbuilding Holdings Ltd.	20,665	11,432
		1,642,154

Spain - 3.0%
Abertis Infraestructuras SA	6,878	107,155
ACS Actividades de Construccion y Servicios SA	2,070	62,574

See notes to Schedule of Investments

Aena SA (c)	727	107,312
Amadeus IT Group SA, Class A	4,688	233,992
Banco Bilbao Vizcaya Argentaria SA	69,245	418,971
Banco de Sabadell SA	57,297	73,405
Banco Popular Espanol SA	35,855	44,376
Banco Santander SA	154,238	684,253
Bankia SA	49,624	40,720
Bankinter SA	7,261	51,662
CaixaBank SA	28,678	72,470
Distribuidora Internacional de Alimentacion SA	6,704	41,514
Enagas SA	2,442	73,461
Endesa SA	3,421	73,345
Ferrovial SA	5,215	111,042
Gas Natural SDG SA	3,772	77,545
Grifols SA	3,213	69,257
Iberdrola SA	57,934	393,916
Industria de Diseno Textil SA	11,655	432,143
International Consolidated Airlines Group SA	8,716	45,223
Mapfre SA	11,610	32,483
Red Electrica Corp. SA	4,660	100,547
Repsol SA	11,850	160,973
Telefonica SA	47,845	483,858
Zardoya Otis SA	1,949	18,752
		4,010,949

Sweden - 2.8%
Alfa Laval AB (b)	3,162	49,573
Assa Abloy AB, Class B	10,709	217,475
Atlas Copco AB:
A Shares	7,175	216,000
B Shares	4,203	114,847
Boliden AB	2,946	69,245
Electrolux AB, Series B	2,591	64,896
Getinge AB, Class B	2,155	41,777
Hennes & Mauritz AB, B Shares	10,145	286,349
Hexagon AB, Class B	2,783	121,538
Husqvarna AB, Class B	4,485	39,143
ICA Gruppen AB (b)	866	28,607
Industrivarden AB, Class C	1,768	32,724
Investor AB, Class B	4,867	177,960
Kinnevik AB, Class B	2,535	64,652
Lundin Petroleum AB *	2,182	39,939
Nordea Bank AB	32,456	322,303
Sandvik AB	11,485	126,377

See notes to Schedule of Investments

Securitas AB, Class B	3,372	56,471
Skandinaviska Enskilda Banken AB, Class A	16,231	163,145
Skanska AB, Class B	3,662	85,554
SKF AB, Class B	4,288	74,051
Svenska Cellulosa AB SCA, Class B	6,484	192,451
Svenska Handelsbanken AB, Class A	16,129	221,710
Swedbank AB, Class A	9,676	227,353
Swedish Match AB	2,016	73,971
Tele2 AB, Class B	3,465	29,910
Telefonaktiebolaget LM Ericsson, Class B	32,781	236,688
Telia Co. AB	27,985	125,347
Volvo AB, Class B	16,474	188,098
		3,688,154

Switzerland - 9.2%
ABB Ltd. *	21,023	473,815
Actelion Ltd. *	1,097	190,367
Adecco Group AG	1,785	100,613
Aryzta AG *	939	41,768
Baloise Holding AG	538	65,142
Barry Callebaut AG *	23	30,610
Chocoladefabriken Lindt & Sprungli AG:
Participation Certificate	10	57,832
Registered Shares	1	68,250
Cie Financiere Richemont SA	5,577	340,128
Coca-Cola HBC AG *	1,948	45,255
Credit Suisse Group AG *	19,869	261,131
Dufry AG *	493	61,808
EMS-Chemie Holding AG	88	47,301
Galenica AG	42	44,664
Geberit AG	403	176,651
Givaudan SA	98	199,794
Glencore plc *	130,741	357,991
Julius Baer Group Ltd. *	2,410	98,236
Kuehne + Nagel International AG	581	84,434
LafargeHolcim Ltd. *	4,863	263,405
Lonza Group AG *	570	109,097
Nestle SA	34,069	2,690,227
Novartis AG	23,860	1,883,038
Pargesa Holding SA	374	25,625
Partners Group Holding AG	186	93,974
Roche Holding AG	7,507	1,865,478

See notes to Schedule of Investments

Schindler Holding AG:
Participation Certificate	476	89,384
Registered Shares	219	41,480
SGS SA	58	129,965
Sika AG	22	107,186
Sonova Holding AG	574	81,391
Swatch Group AG (The):
Bearer Shares (b)	332	94,118
Registered Shares	534	29,733
Swiss Life Holding AG *	345	89,466
Swiss Prime Site AG *	750	65,864
Swiss Re AG	3,565	321,985
Swisscom AG	278	132,236
Syngenta AG	993	434,877
UBS Group AG	39,083	533,892
Wolseley plc	2,695	151,573
Zurich Insurance Group AG *	1,607	414,436
		12,394,220

United Kingdom - 16.0%
3i Group plc	10,476	88,327
Aberdeen Asset Management plc	9,937	41,943
Admiral Group plc	2,274	60,354
Aggreko plc	2,758	34,002
Anglo American plc *	14,983	186,850
Antofagasta plc	4,247	28,769
Ashtead Group plc	5,421	89,090
Associated British Foods plc	3,837	129,287
AstraZeneca plc	13,512	874,927
Auto Trader Group plc (c)	10,783	56,686
Aviva plc	43,361	247,421
Babcock International Group plc	2,715	36,348
BAE Systems plc	33,905	230,326
Barclays plc	181,039	392,496
Barratt Developments plc	10,796	69,116
Berkeley Group Holdings plc	1,398	46,712
BHP Billiton plc	22,568	339,390
BP plc	199,124	1,160,641
British American Tobacco plc	19,920	1,270,418
British Land Co. plc (The) REIT	10,532	86,267
BT Group plc	90,165	453,649
Bunzl plc	3,610	106,453
Burberry Group plc	4,793	85,528
Capita plc	7,158	62,008

See notes to Schedule of Investments

Carnival plc	2,041	99,579
Centrica plc	57,974	171,415
Cobham plc	18,249	39,701
Coca-Cola European Partners plc	2,319	92,343
Compass Group plc	17,555	339,981
Croda International plc	1,413	63,761
Diageo plc	26,896	770,397
Direct Line Insurance Group plc	14,811	69,963
Dixons Carphone plc	10,542	50,353
easyJet plc	1,711	22,310
Fresnillo plc	2,381	55,868
G4S plc	16,713	49,282
GKN plc	18,462	76,608
GlaxoSmithKline plc	52,053	1,108,652
Hammerson plc REIT	8,449	64,303
Hargreaves Lansdown plc	2,810	46,270
Hikma Pharmaceuticals plc	1,547	40,410
HSBC Holdings plc	211,704	1,591,329
ICAP plc	5,965	35,923
IMI plc	2,929	40,763
Imperial Brands plc	10,244	527,265
Inmarsat plc	4,846	44,177
InterContinental Hotels Group plc	2,013	82,966
Intertek Group plc	1,738	78,460
Intu Properties plc REIT	10,138	38,868
Investec plc	6,650	40,537
ITV plc	39,087	94,814
J Sainsbury plc	16,356	52,095
Johnson Matthey plc	2,084	88,892
Kingfisher plc	24,284	118,483
Land Securities Group plc REIT	8,516	116,701
Legal & General Group plc	63,568	180,153
Lloyds Banking Group plc	686,390	484,944
London Stock Exchange Group plc	3,377	122,374
Marks & Spencer Group plc	17,473	74,961
Mediclinic International plc	3,970	47,607
Meggitt plc	8,350	48,737
Merlin Entertainments plc (c)	7,643	43,509
Mondi plc	3,955	83,095
National Grid plc	40,035	565,407
Next plc	1,511	93,529
Old Mutual plc	53,089	139,158
Pearson plc	8,850	86,515
Persimmon plc	3,313	77,897

See notes to Schedule of Investments

Petrofac Ltd.	2,794	32,339
Provident Financial plc	1,585	62,236
Prudential plc	27,491	487,323
Randgold Resources Ltd.	1,006	100,825
Reckitt Benckiser Group plc	6,782	638,490
RELX NV	10,630	190,136
RELX plc	11,693	221,740
Rio Tinto plc	13,218	439,316
Rolls-Royce Holdings plc *	19,647	183,300
Royal Bank of Scotland Group plc *	37,566	86,968
Royal Mail plc	9,694	61,515
RSA Insurance Group plc	10,955	77,371
SABMiller plc	10,396	605,561
Sage Group plc (The)	11,625	111,073
Schroders plc	1,460	50,985
Segro plc REIT	8,054	47,318
Severn Trent plc	2,533	82,190
Sky plc	11,121	128,894
Smith & Nephew plc	9,562	154,220
Smiths Group plc	4,255	80,770
SSE plc	10,766	218,611
St James's Place plc	5,651	69,366
Standard Chartered plc *	35,071	285,399
Standard Life plc	21,220	94,532
Tate & Lyle plc	5,024	48,767
Taylor Wimpey plc	35,107	70,024
Tesco plc *	87,692	207,694
Travis Perkins plc	2,691	53,674
Unilever plc	13,714	648,948
United Utilities Group plc	7,345	95,402
Vodafone Group plc	283,807	813,936
Weir Group plc (The)	2,304	50,746
Whitbread plc	1,965	99,728
William Hill plc	9,528	37,588
WM Morrison Supermarkets plc	23,895	67,471
Worldpay Group plc (c)	15,080	57,820
WPP plc	13,796	324,284
		21,423,923

Total Common Stocks (Cost $121,164,200)		131,757,214

See notes to Schedule of Investments

PREFERRED STOCKS - 0.5%

Germany - 0.5%
Bayerische Motoren Werke AG	587	43,323
Fuchs Petrolub SE	748	34,151
Henkel AG & Co. KGaA	1,903	259,000
Porsche Automobil Holding SE	1,649	84,351
Schaeffler AG	1,788	28,315
Volkswagen AG	1,983	261,225
		710,365

Italy - 0.0%
Intesa Sanpaolo SpA	10,044	21,073

Total Preferred Stocks (Cost $666,091)		731,438

EXCHANGE-TRADED PRODUCTS - 0.2%
iShares MSCI EAFE ETF (b)	3,506	207,310

Total Exchange-Traded Products (Cost $206,957)		207,310

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.26%	5,927,471	5,927,471

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $5,927,471)		5,927,471

TOTAL INVESTMENTS (Cost $127,964,719) - 103.4%		138,623,433
Other assets and liabilities, net - (3.4%)		(4,617,851)
NET ASSETS - 100.0%		$134,005,582

See notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $27,673, which represents 0.0% of the net assets of the Portfolio as of September 30, 2016.

(b) Security, or portion of security, is on loan. Total value of securities on loan is $5,651,928 as of September 30, 2016.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $519,433, which represents 0.4% of the net assets of the Portfolio as of September 30, 2016.

Abbreviations:
ADR:	American Depositary Receipts
CVA:	Certificaten Van Aandelen
ETF:	Exchange-Traded Fund
FDR:	Fiduciary Depositary Receipts
Ltd.:	Limited
plc:	Public Limited Company
REIT:	Real Estate Investment Trust
SDR:	Swedish Depositary Receipts

See notes to Schedule of Investments

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2016 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED PRODUCTS - 94.8%
Consumer Staples Select Sector SPDR Fund (a)	3,800	202,198
Financial Select Sector SPDR Fund	27,000	521,100
iShares Core S&P Mid-Cap ETF	28,500	4,409,235
iShares Core U.S. Aggregate Bond ETF	227,900	25,620,518
iShares North American Natural Resources ETF	16,000	551,360
iShares Russell 2000 ETF (a)	31,500	3,912,615
iShares S&P 500 Growth ETF	55,000	6,691,300
iShares S&P 500 Value ETF	70,000	6,647,200
iShares S&P Mid-Cap 400 Growth ETF (a)	6,000	1,048,380
iShares S&P Mid-Cap 400 Value ETF	8,100	1,077,300
SPDR Barclays High Yield Bond ETF	26,200	962,064
Technology Select Sector SPDR Fund	12,500	597,250
Vanguard FTSE Developed Markets ETF	268,000	10,025,880
Vanguard FTSE Emerging Markets ETF	30,300	1,140,189
Vanguard REIT ETF	25,300	2,194,523
Vanguard S&P 500 ETF	72,800	14,464,632
Vanguard Total Bond Market ETF	304,900	25,654,286

Total Exchange-Traded Products (Cost $101,882,236)		105,720,030

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 5.1%
State Street Bank Time Deposit, 0.293%, 10/3/16	5,692,852	5,692,852

Total Time Deposit (Cost $5,692,852)		5,692,852

See notes to Schedule of Investments

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.26%	4,152,512	4,152,512

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $4,152,512)		4,152,512

TOTAL INVESTMENTS (Cost $111,727,600) - 103.6%		115,565,394
Other assets and liabilities, net - (3.6%)		(3,986,810)
NET ASSETS - 100.0%		$111,578,584

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-Mini Russell 2000 Index	9	12/16	$1,123,470	$6,897)
E-Mini S&P 500 Index	35	12/16	3,780,700	(26,482)
E-Mini S&P MidCap 400 Index	7	12/16	1,084,720	(17,175)
MSCI EAFE Mini Index	19	12/16	1,621,365	(16,975)
Total Long				$67,529)

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security, or portion of security, is on loan. Total value of securities on loan is $4,069,467 as of September 30, 2016.

Abbreviations:
ETF:	Exchange-Traded Fund
FTSE:	Financial Times Stock Exchange
REIT:	Real Estate Investment Trust
SPDR:	Standard & Poor's Depository Receipt

See notes to Schedule of Investments

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2016 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED PRODUCTS - 94.1%
Consumer Staples Select Sector SPDR Fund (a)	2,300	122,383
Financial Select Sector SPDR Fund	20,000	386,000
iShares Core S&P Mid-Cap ETF	30,100	4,656,771
iShares Core U.S. Aggregate Bond ETF	140,500	15,795,010
iShares North American Natural Resources ETF	11,600	399,736
iShares Russell 2000 ETF (a)	29,000	3,602,090
iShares S&P 500 Growth ETF	52,300	6,362,818
iShares S&P 500 Value ETF (a)	66,800	6,343,328
iShares S&P Mid-Cap 400 Growth ETF (a)	4,200	733,866
iShares S&P Mid-Cap 400 Value ETF	6,000	798,000
SPDR Barclays High Yield Bond ETF	10,800	396,576
Technology Select Sector SPDR Fund	9,000	430,020
Vanguard FTSE Developed Markets ETF	253,600	9,487,176
Vanguard FTSE Emerging Markets ETF	21,800	820,334
Vanguard REIT ETF	26,800	2,324,632
Vanguard S&P 500 ETF	67,800	13,471,182
Vanguard Total Bond Market ETF	103,400	8,700,076

Total Exchange-Traded Products (Cost $72,057,371)		74,829,998

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 5.5%
State Street Bank Time Deposit, 0.293%, 10/3/16	4,378,711	4,378,711

Total Time Deposit (Cost $4,378,711)		4,378,711

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.26%	4,826,786	4,826,786

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $4,826,786)		4,826,786

See notes to Schedule of Investments

TOTAL INVESTMENTS (Cost $81,262,868) - 105.7%	84,035,495
Other assets and liabilities, net - (5.7%)	(4,530,159)
NET ASSETS - 100.0%	$79,505,336

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-Mini Russell 2000 Index	4	12/16	$499,320	($3,353)
E-Mini S&P 500 Index	14	12/16	1,512,280	(9,813)
E-Mini S&P MidCap 400 Index	3	12/16	464,880	(6,562)
MSCI EAFE Mini Index	8	12/16	682,680	(7,897)
Total Long				($27,625)

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security, or portion of security, is on loan. Total value of securities on loan is $4,728,631 as of September 30, 2016.

Abbreviations:
ETF:	Exchange-Traded Fund
FTSE:	Financial Times Stock Exchange
REIT:	Real Estate Investment Trust
SPDR:	Standard & Poor's Depository Receipt

See notes to Schedule of Investments

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2016 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED PRODUCTS - 93.9%
Consumer Staples Select Sector SPDR Fund (a)	4,300	228,803
Financial Select Sector SPDR Fund	32,000	617,600
iShares Core S&P Mid-Cap ETF	62,700	9,700,317
iShares Core U.S. Aggregate Bond ETF	173,500	19,504,870
iShares North American Natural Resources ETF	17,500	603,050
iShares Russell 2000 ETF (a)	55,000	6,831,550
iShares S&P 500 Growth ETF	100,400	12,214,664
iShares S&P 500 Value ETF (a)	130,000	12,344,800
iShares S&P Mid-Cap 400 Growth ETF (a)	7,300	1,275,529
iShares S&P Mid-Cap 400 Value ETF	9,500	1,263,500
SPDR Barclays High Yield Bond ETF	19,300	708,696
Technology Select Sector SPDR Fund	14,000	668,920
Vanguard FTSE Developed Markets ETF (a)	499,000	18,667,590
Vanguard FTSE Emerging Markets ETF	34,300	1,290,709
Vanguard REIT ETF	55,100	4,779,374
Vanguard S&P 500 ETF	129,500	25,730,355

Total Exchange-Traded Products (Cost $110,773,872)		116,430,327

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 6.1%
State Street Bank Time Deposit, 0.293%, 10/3/16	7,536,830	7,536,830

Total Time Deposit (Cost $7,536,830)		7,536,830

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 17.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.26%	21,587,460	21,587,460

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $21,587,460)		21,587,460

See notes to Schedule of Investments

TOTAL INVESTMENTS (Cost $139,898,162) - 117.4%	145,554,617
Other assets and liabilities, net - (17.4%)	(21,624,575)
NET ASSETS - 100.0%	$123,930,042

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short:
E-Mini S&P 500 Index	(37)	12/16	($3,996,740)	($62,093)
E-Mini S&P MidCap 400 Index	(8)	12/16	(1,239,680)	(27,266)
MSCI EAFE Mini Index	(22)	12/16	(1,877,370)	(41,612)
Russell 2000 Mini Index	(11)	12/16	(1,373,130)	(38,519)
Total Short				($169,490)

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security, or portion of security, is on loan. Total value of securities on loan is $21,137,275 as of September 30, 2016.

Abbreviations:
ETF:	Exchange-Traded Fund
FTSE:	Financial Times Stock Exchange
REIT:	Real Estate Investment Trust
SPDR:	Standard & Poor's Depository Receipt

See notes to Schedule of Investments

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 93.8%

Airlines - 0.3%
American Airlines Group, Inc.	9,526	348,747

Automobiles - 0.5%
Tesla Motors, Inc. *(a)	2,680	546,800

Beverages - 0.5%
Monster Beverage Corp. *	3,422	502,384

Biotechnology - 8.4%
Alexion Pharmaceuticals, Inc. *	4,027	493,469
Amgen, Inc.	13,439	2,241,760
Biogen, Inc. *	3,935	1,231,773
BioMarin Pharmaceutical, Inc. *	3,072	284,221
Celgene Corp. *	13,919	1,454,953
Gilead Sciences, Inc.	23,698	1,874,986
Incyte Corp. *	3,376	318,323
Regeneron Pharmaceuticals, Inc. *	1,857	746,551
Vertex Pharmaceuticals, Inc. *	4,449	387,997
		9,034,033

Commercial Services & Supplies - 0.1%
Stericycle, Inc. *	1,499	120,130

Communications Equipment - 2.7%
Cisco Systems, Inc.	90,321	2,864,982

Diversified Telecommunication Services - 0.2%
SBA Communications Corp., Class A *	2,215	248,434

Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	7,867	1,199,796
Walgreens Boots Alliance, Inc.	19,436	1,566,931
Whole Foods Market, Inc.	5,666	160,631
		2,927,358

See notes to Schedule of Investments

Food Products - 3.0%
Kraft Heinz Co. (The)	21,866	1,957,226
Mondelez International, Inc., Class A	27,934	1,226,302
		3,183,528

Health Care Equipment & Supplies - 0.7%
DENTSPLY SIRONA, Inc.	4,134	245,684
Intuitive Surgical, Inc. *	691	500,857
		746,541

Health Care Providers & Services - 1.0%
Express Scripts Holding Co. *	11,317	798,188
Henry Schein, Inc. *	1,448	235,995
		1,034,183

Health Care Technology - 0.3%
Cerner Corp. *	6,064	374,452

Hotels, Restaurants & Leisure - 1.7%
Marriott International, Inc., Class A	4,568	307,564
Norwegian Cruise Line Holdings Ltd. *	4,006	151,026
Starbucks Corp.	26,336	1,425,831
		1,884,421

Internet & Direct Marketing Retail - 9.8%
Amazon.com, Inc. *	8,503	7,119,647
Ctrip.com International Ltd. (ADR) *	6,718	312,857
Expedia, Inc.	2,462	287,365
JD.com, Inc. (ADR) *	16,446	429,076
Liberty Interactive Corp. QVC Group, Class A *	7,868	157,439
Liberty Ventures, Series A *	2,384	95,050
Netflix, Inc. *	7,699	758,737
Priceline Group, Inc. (The) *	888	1,306,683
TripAdvisor, Inc. *	2,346	148,220
		10,615,074

Internet Software & Services - 16.0%
Akamai Technologies, Inc. *	3,099	164,216
Alphabet, Inc.:
Class A *	5,295	4,257,498
Class C *	6,170	4,795,879
Baidu, Inc. (ADR) *	4,921	895,967
eBay, Inc. *	20,202	664,646
Facebook, Inc., Class A *	41,670	5,345,011

See notes to Schedule of Investments

NetEase, Inc. (ADR)	1,371	330,109
Yahoo!, Inc. *	17,092	736,665
		17,189,991

IT Services - 2.7%
Automatic Data Processing, Inc.	8,192	722,535
Cognizant Technology Solutions Corp., Class A *	10,899	519,991
Fiserv, Inc. *	3,924	390,320
Paychex, Inc.	6,474	374,650
PayPal Holdings, Inc. *	21,673	887,943
		2,895,439

Leisure Products - 0.2%
Mattel, Inc.	6,008	181,922

Life Sciences - Tools & Services - 0.4%
Illumina, Inc. *	2,633	478,311

Machinery - 0.3%
PACCAR, Inc.	6,295	370,020

Media - 6.1%
Charter Communications, Inc., Class A *	4,865	1,313,404
Comcast Corp., Class A	43,141	2,861,974
Discovery Communications, Inc.:
Class A *	2,656	71,500
Class C *	4,307	113,317
DISH Network Corp., Class A *	3,993	218,737
Liberty Global plc:
Class A *	4,752	162,423
Class C *	11,555	381,777
Sirius XM Holdings, Inc. *(a)	87,503	364,887
Twenty-First Century Fox, Inc.:
Class A	19,126	463,232
Class B	14,339	354,747
Viacom, Inc., Class B	6,117	233,058
		6,539,056

Multiline Retail - 0.3%
Dollar Tree, Inc. *	4,232	334,032

Pharmaceuticals - 0.3%
Mylan NV *	9,606	366,181

See notes to Schedule of Investments

Professional Services - 0.2%
Verisk Analytics, Inc. *	3,034	246,603

Road & Rail - 0.5%
CSX Corp.	16,869	514,504

Semiconductors & Semiconductor Equipment - 10.7%
Analog Devices, Inc.	5,521	355,828
Applied Materials, Inc.	19,237	579,996
Broadcom Ltd.	7,103	1,225,410
Intel Corp.	84,957	3,207,127
Lam Research Corp.	2,878	272,575
Linear Technology Corp.	4,220	250,204
Maxim Integrated Products, Inc.	5,018	200,369
Microchip Technology, Inc.	3,800	236,132
Micron Technology, Inc. *	18,647	331,544
NVIDIA Corp.	9,607	658,272
NXP Semiconductors NV *	6,045	616,650
QUALCOMM, Inc.	26,463	1,812,715
Skyworks Solutions, Inc.	3,357	255,602
Texas Instruments, Inc.	18,015	1,264,293
Xilinx, Inc.	4,478	243,334
		11,510,051

Software - 11.0%
Activision Blizzard, Inc.	13,315	589,855
Adobe Systems, Inc. *	8,948	971,216
Autodesk, Inc. *	3,964	286,716
CA, Inc.	7,523	248,861
Check Point Software Technologies Ltd. *	3,027	234,926
Citrix Systems, Inc. *	2,737	233,247
Electronic Arts, Inc. *	5,401	461,245
Intuit, Inc.	4,595	505,496
Microsoft Corp.	139,784	8,051,558
Symantec Corp.	11,054	277,455
		11,860,575

Specialty Retail - 1.4%
Bed Bath & Beyond, Inc.	2,725	117,475
O'Reilly Automotive, Inc. *	1,702	476,747
Ross Stores, Inc.	7,091	455,951
Tractor Supply Co.	2,355	158,609

See notes to Schedule of Investments

Ulta Salon, Cosmetics & Fragrance, Inc. *	1,105	262,968
		1,471,750

Technology Hardware, Storage & Peripherals - 10.8%
Apple, Inc.	96,667	10,928,204
NetApp, Inc.	5,073	181,715
Seagate Technology plc	5,268	203,082
Western Digital Corp.	5,105	298,489
		11,611,490

Trading Companies & Distributors - 0.2%
Fastenal Co.	5,098	212,994

Wireless Telecommunication Services - 0.8%
T-Mobile US, Inc. *	14,774	690,241
Vodafone Group plc (ADR)	7,184	209,414
		899,655

Total Common Stocks (Cost $52,042,940)		101,113,641

EXCHANGE-TRADED PRODUCTS - 3.3%
Powershares QQQ Trust, Series 1	29,700	3,525,984

Total Exchange-Traded Products (Cost $3,211,763)		3,525,984

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.3%
United States Treasury Bills, 0.42%, 10/13/16 ^	300,000	299,987

Total U.S. Treasury Obligations (Cost $299,958)		299,987

TIME DEPOSIT - 2.6%
State Street Bank Time Deposit, 0.293%, 10/3/16	2,850,627	2,850,627

Total Time Deposit (Cost $2,850,627)		2,850,627

See notes to Schedule of Investments

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.26%	942,101	942,101

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $942,101)		942,101

TOTAL INVESTMENTS (Cost $59,347,389) - 100.9%		108,732,340
Other assets and liabilities, net - (0.9%)		(957,081)
NET ASSETS - 100.0%		$107,775,259

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-Mini NASDAQ 100 Index^	33	12/16	$3,214,365	$31,119

* Non-income producing security.
^ Futures collateralized by $300,000 par value of U.S. Treasury Bills.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $902,322 as of September 30, 2016.

Abbreviations:
ADR:	American Depositary Receipts
Ltd.:	Limited
plc:	Public Limited Company

See notes to Schedule of Investments

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Variable Products, Inc. (the “Corporation”) is a Maryland corporation pursuant to Articles of Incorporation filed on January 30, 1984, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Corporation operates nine (9) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the portfolio holdings for the nine (9) funds listed below (each, a “Fund” and collectively, the “Funds”):

•	Calvert VP S&P 500 Index Portfolio (“S&P 500”);

•	Calvert VP Investment Grade Bond Index Portfolio (“Investment Grade Bond”);

•	Calvert VP S&P MidCap 400 Index Portfolio (“S&P MidCap 400”);

•	Calvert VP Russell 2000 Small Cap Index Portfolio (“Russell 2000 Small Cap”);

•	Calvert VP EAFE International Index Portfolio (“EAFE International”);

•	Calvert VP Volatility Managed Moderate Portfolio (“Volatility Managed Moderate”);

•	Calvert VP Volatility Managed Moderate Growth Portfolio (“Volatility Managed Moderate Growth”);

•	Calvert VP Volatility Managed Growth Portfolio (“Volatility Managed Growth”); and

•	Calvert VP Nasdaq 100 Index Portfolio (“Nasdaq 100”).

Each Fund, except Nasdaq 100, is diversified. The operations of each series of the Corporation are accounted for separately. Shares of the Fund are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Funds apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946).

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Common and preferred stocks, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The Fund has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value these securities each business day. The third party fair value pricing service takes into account many factors, including, but not limited to, movements in U.S. securities markets and changes in futures contracts and foreign exchange rates that have occurred after the close of the principal foreign market, to determine a fair value as of the close of the New York Stock Exchange. Such securities are categorized as Level 2 in the hierarchy.
For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.
Exchange-traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities.For corporate bonds, floating rate loans, sovereign government bonds, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.
Warrants are valued at their official closing price as reported by an independent pricing source on the exchange on which they are traded and categorized as Level 1 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee. Securities which were fair valued at September 30, 2016, if any, are identified on the Schedule of Investments.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Funds’ holdings as of September 30, 2016, based on the inputs used to value them:

S&P 500	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$447,970,360	$774	$—	$447,971,134
Exchange-Traded Products	13,886,460	—	—	13,886,460
U.S. Treasury Obligations	—	1,499,933	—	1,499,933
Time Deposit	—	17,835,608	—	17,835,608
Short Term Investment of Cash Collateral For Securities Loaned	1,882,056	—	—	1,882,056
TOTAL	$463,738,876	$19,336,315	$—	$483,075,191
Futures Contracts***	($163,400)	$—	$—	($163,400)

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
*** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
There were no transfers between levels during the period.

INVESTMENT GRADE BOND	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$1,026,138	$—	$1,026,138
Commercial Mortgage-Backed Securities	—	2,216,758	—	2,216,758
Corporate Bonds	—	48,858,510	—	48,858,510
Municipal Obligations	—	1,075,590	—	1,075,590
Sovereign Government Bonds	—	1,073,158	—	1,073,158
U.S. Government Agencies and Instrumentalities	—	13,086,326	—	13,086,326
U.S. Government Agency Mortgage-Backed Securities	—	48,054,112	—	48,054,112
U.S. Treasury Obligations	—	62,407,977	—	62,407,977
Floating Rate Loans	—	—	1,089	1,089
Time Deposit	—	893,862	—	893,862
Short Term Investment of Cash Collateral For Securities Loaned	136,680	—	—	136,680
TOTAL	$136,680	$178,692,431	$1,089^	$178,830,200

* For a complete listing of investments, please refer to the Schedule of Investments.
^ Level 3 securities represent 0.0% of net assets.
There were no transfers between levels during the period.

S&P MIDCAP 400	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$458,619,661	$—	$0	$458,619,661
Exchange-Traded Products	6,097,032	—	—	6,097,032
U.S. Treasury Obligations	—	999,955	—	999,955
Time Deposit	—	17,147,678	—	17,147,678
Short Term Investment of Cash Collateral For Securities Loaned	14,377,362	—	—	14,377,362
TOTAL	$479,094,055	$18,147,633	$0^	$497,241,688
Futures Contracts***	$256,440	$—	$—	$256,440

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
*** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
^ Level 3 securities are valued at $0 and represent 0.0% of net assets.
There were no transfers between levels during the period.

RUSSELL 2000 SMALL CAP	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$147,274,652	$164,874	$0	$147,439,526
Exchange-Traded Products	4,906,295	—	—	4,906,295
U.S. Treasury Obligations	—	999,955	—	999,955
Time Deposit	—	10,963,503	—	10,963,503
Warrants	83	—	—	83
Short Term Investment of Cash Collateral For Securities Loaned	18,980,098	—	—	18,980,098
TOTAL	$171,161,128	$12,128,332	$0^	$183,289,460
Futures Contracts***	$15,365	$—	$—	$15,365

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
*** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
^ Level 3 securities are valued at $0 and represent 0.0% of net assets.
On September 30, 2016, $139,209 transferred out of Level 1 into Level 2. The amount of this transfer was determined based on the fair value of the securities at the end of the period.

EAFE INTERNATIONAL	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL
Common Stocks**	$1,575,818	$130,181,396	***	$0	$131,757,214
Preferred Stocks**	—	731,438	***	—	731,438
Exchange-Traded Products	207,310	—		—	207,310
Short Term Investment of Cash Collateral For Securities Loaned	5,927,471	—		—	5,927,471
TOTAL	$7,710,599	$130,912,834	$0^		$138,623,433

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
*** Includes certain securities trading primarily outside the U.S. where the value was adjusted as a result of significant market movements following the close of local trading.
^ Level 3 securities are valued at $0 and represent 0.0% of net assets.

On September 30, 2016, $250,552 transferred out of Level 2 into Level 1, and $112,766 transferred out of Level 1 into Level 2. The amount of this transfer was determined based on the fair value of the securities at the end of the period.

VOLATILITY MANAGED MODERATE	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange-Traded Products	$105,720,030	$—	$—	$105,720,030
Time Deposit	—	5,692,852	—	5,692,852
Short Term Investment of Cash Collateral For Securities Loaned	4,152,512	—	—	4,152,512
TOTAL	$109,872,542	$5,692,852	$—	$115,565,394
Futures Contracts**	($67,529)	$—	$—	($67,529)

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
There were no transfers between levels during the period.

VOLATILITY MANAGED MODERATE GROWTH	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange-Traded Products	$74,829,998	$—	$—	$74,829,998
Time Deposit	—	4,378,711	—	4,378,711
Short Term Investment of Cash Collateral For Securities Loaned	4,826,786	—	—	4,826,786
TOTAL	$79,656,784	$4,378,711	$—	$84,035,495
Futures Contracts**	($27,625)	$—	$—	($27,625)

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
There were no transfers between levels during the period.

VOLATILITY MANAGED GROWTH	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange-Traded Products	$116,430,327	$—	$—	$116,430,327
Time Deposit	—	7,536,830	—	7,536,830
Short Term Investment of Cash Collateral For Securities Loaned	21,587,460	—	—	21,587,460
TOTAL	$138,017,787	$7,536,830	$—	$145,554,617
Futures Contracts**	($169,490)	$—	$—	($169,490)

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
There were no transfers between levels during the period.

NASDAQ 100	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$101,113,641	$—	$—	$101,113,641
Exchange-Traded Products	3,525,984	—	—	3,525,984
U.S. Treasury Obligations	—	299,987	—	299,987
Time Deposit	—	2,850,627	—	2,850,627
Short Term Investment of Cash Collateral For Securities Loaned	942,101	—	—	942,101
TOTAL	$105,581,726	$3,150,614	$—	$108,732,340
Futures Contracts***	$31,119	$—	$—	$31,119

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
*** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
There were no transfers between levels during the period.
Loan Participations and Assignments: Calvert VP Investment Grade Bond may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, the fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Futures Contracts: The Funds may purchase and sell futures contracts to provide equity market exposure to the Funds’ uncommitted cash balances or to manage overall portfolio volatility. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. government obligations. The Funds are subject to market risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to hedge against changes in the value of securities, interest rates or foreign currencies. The Funds may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds’ ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds.

During the period ended September 30, 2016, futures contracts were used to hedge the lack of equity market exposure inherent in a cash position and, in the case of the VP Volatility Managed Funds, to adjust the Funds’ overall equity exposure in an effort to stabilize fund volatility around a target level. The Funds’ futures contracts at period end are presented in the Schedules of Investments.
The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

	Average Number of Contracts *
	Long	Short
S&P 500	86	-
S&P MidCap 400	88	-
Russell 2000 Small Cap	77	-
Volatility Managed Moderate	44	(19)
Volatility Managed Moderate Growth	26	(32)
Volatility Managed Growth	13	(137)
Nasdaq 100	42	-
* Averages are based on activity levels during the period ended September 30, 2016.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedule of Investments.

Security Transactions: Security transactions are accounted for on trade date.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at September 30, 2016.

	S&P 500	INVESTMENT GRADE BOND	S&P MIDCAP 400	RUSSELL 2000 SMALL CAP	EAFE INTERNATIONAL
Unrealized appreciation	$144,033,153	$10,332,444	$70,333,840	$41,093,565	$26,523,349
Unrealized (depreciation)	(11,496,939)	(679,524)	(15,469,918)	(14,630,585)	(17,773,442)
Net unrealized appreciation (depreciation)	$132,536,214	$9,652,920	$54,863,922	$26,462,980	$8,749,907

Federal income tax cost of investments	$350,538,977	$169,177,280	$442,377,766	$156,826,480	$129,873,526

	VOLATILITY MANAGED MODERATE	VOLATILITY MANAGED MODERATE GROWTH	VOLATILITY MANAGED GROWTH	NASDAQ 100
Unrealized appreciation	$4,559,855	$3,148,064	$6,503,460	$50,854,544
Unrealized (depreciation)	(986,019)	(455,537)	(985,225)	(1,503,172)
Net unrealized appreciation (depreciation)	$3,573,836	$2,692,527	$5,518,235	$49,351,372

Federal income tax cost of investments	$111,991,558	$81,342,968	$140,036,382	$59,380,968

NOTE C — SECURITIES LENDING
To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered to be illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value on the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian.

The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Funds and the securities lending agent on the basis of agreed upon contractual terms.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower.

The total value of securities on loan as of September 30, 2016 was as follows:

S&P 500 Index	$1,839,927
Investment Grade Bond	$133,779
S&P MidCap 400	$14,021,269
Russell 2000 Small Cap	$18,466,711
EAFE International	$5,651,928
Volatility Managed Moderate	$4,069,467
Volatility Managed Moderate Growth	$4,728,631
Volatility Managed Growth	$21,137,275
Nasdaq 100	$902,322

NOTE D — SUBSEQUENT EVENT
On October 20, 2016, Calvert and Calvert’s indirect parent company, Ameritas Holding Company, entered into an Asset Purchase Agreement (the “Agreement”) with Eaton Vance Management (“Eaton Vance”), a newly-formed subsidiary of Eaton Vance to operate as Calvert Research and Management (“New Calvert”), and other parties, pursuant to which New Calvert has agreed to acquire, subject to the terms and conditions set forth in the Agreement, the business assets of Calvert (the “Transaction”). Completion of the Transaction is subject to the approval by the shareholders of Calvert Funds of new investment advisory agreements with New Calvert, among other conditions, and is currently expected to occur by the end of 2016 or early 2017.
A proxy statement containing detailed information regarding several proposals was mailed to shareholders of record in November 2016. The shareholder meeting is expected to be held on or about December 16, 2016.

Item 2. Controls and Procedures.

(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits.

    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE PRODUCTS, INC.

By:	/s/ John H. Streur John H. Streur President -- Principal Executive Officer
Date:    November 23, 2016

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

    /s/ John H. Streur
    John H. Streur
    President -- Principal Executive Officer
Date:    November 23, 2016

    /s/ Vicki L. Benjamin
    Vicki L. Benjamin
    Treasurer -- Principal Financial Officer
Date:    November 23, 2016